UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2018

Date of reporting period:	November 1, 2017 — April 30, 2018

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Multi-Asset Absolute Return Fund*

Semiannual report
4 | 30 | 18

Absolute return funds are designed for a wide range of investors and pursue positive returns with less volatility over time than more traditional funds.

FUND SYMBOL
CLASS A
PDMAX

*Effective April 30, 2018, Putnam Absolute Return 700 Fund® was renamed Putnam Multi-Asset Absolute Return Fund.

Putnam Multi-Asset
Absolute Return
Fund

Semiannual report
4 | 30 | 18

Consider these risks before investing: Allocation of assets among asset classes may hurt performance. The value of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions (including, in the case of bonds, perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may also lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. International investing involves currency, economic, and political risks. Emerging-market securities have illiquidity and volatility risks. Our alpha strategy may lose money or not earn a return sufficient to cover associated trading and other costs. Our use of leverage obtained through derivatives increases these risks by increasing investment exposure. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The fund’s efforts to produce lower-volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. Under certain market conditions, the fund may accept greater-than-typical volatility to seek its targeted return. The fund may not achieve its goal, and it is not intended to be a complete investment program. You can lose money by investing in the fund. The fund’s prospectus lists additional risks.

The Absolute Return funds are not intended to outperform stocks and bonds during strong market rallies.

Message from the Trustees

June 11, 2018

Dear Fellow Shareholder:

After an extended period of record advances and low volatility for global financial markets, the first half of 2018 has been considerably more challenging. Stocks began the year against a backdrop of optimism, but quickly lost ground in February with a sharp downturn that pushed the U.S. market into correction territory. Stocks subsequently recovered somewhat, but markets have remained choppy. Bond markets have also had a series of ups and downs, due in part to uncertainty surrounding trade policy and the trajectory of U.S. interest rates.

While volatility and declines can be unsettling, seasoned investors recognize that they are natural and ultimately can restore balance in the financial markets. In this changing environment, Putnam’s experienced investment professionals continue to monitor risks and seek opportunities. They take a research-intensive approach to investing that includes risk management strategies designed to serve investors in all types of markets.

As always, we believe investors should maintain a well-diversified portfolio, think about long-term goals, and speak regularly with their financial advisors. In the following pages, you will find an overview of your fund’s performance for the reporting period as well as an outlook for the coming months.

Thank you for investing with Putnam.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 5.75%; had they, returns would have been lower. See below and pages 9–11 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 4/30/18. See above and pages 9–11 for additional fund performance information. Index descriptions can be found on page 15.

2 Multi-Asset Absolute Return Fund

Jason R. Vaillancourt, CFA
Portfolio Manager

Jason is Co-Head of Global Asset Allocation. He has an M.B.A. from the Booth School of Business at the University of Chicago and a B.S. from Northeastern University. Jason joined Putnam in 1999 and has been in the investment industry since 1993.

In addition to Jason, your fund is managed by James A. Fetch and Robert J. Schoen.

Please describe the investment environment for the reporting period?

Global markets were marked by a series of ups and downs during the six-month period. Improving economic growth and the continuation of a positive trend for corporate profits bolstered investor sentiment in the early months. U.S. gross domestic product slowed from a rate of above 3% in the middle of 2017 to 2.2% during the first quarter of 2018. Consumer spending and business investment were solid, while exports grew, reflecting a strengthening global economy, in our view. The U.S. unemployment rate ticked down to 3.9% during the final month of the period. A closely watched measure of corporate profits — after-tax profits, without inventory valuation and capital consumption adjustments — rose 9.8% from a year earlier. In late December 2017, Congress finalized an agreement and passed a $1.4 trillion tax reform bill.

At the onset of 2018, stocks and credit-sensitive bonds performed well amid an improving outlook for global growth, positive sentiment surrounding U.S. tax reform, and continued strength in corporate earnings. The yield on the benchmark 10-year U.S. Treasury

Multi-Asset Absolute Return Fund 3

Allocations are shown as a percentage of the fund’s net assets as of 4/30/18. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Negative weights may result from timing differences between trade and settlement dates of securities, such as TBAs, or from the use of derivatives.

___________________________________________________________________________________________________________________________________________

rose by 0.26% in January, ending the month at 2.72%, as optimism about a synchronized global economic recovery spread.

Following the strong start in January, the majority of risk-driven asset classes declined in February and March. Market volatility and investor risk aversion returned after being largely absent for the past two years. This broad market decline was driven primarily by a more hawkish sounding Federal Reserve, inflation concerns, and changes in trade policies, including an escalating tariff dispute between the United States and China. The Fed raised interest rates in December 2017 and again in March 2018, while signaling that it is on track to raise rates at least twice more this year.

Stocks enjoyed modest positive returns in April, while bond prices continued to be under pressure and interest rates continued their upward trajectory. Overall, U.S. stocks ended the six-month period higher, with the bellwether S&P 500 Index gaining 3.82%.

4 Multi-Asset Absolute Return Fund

Large-cap stocks slightly outpaced their mid-and small-cap counterparts, with the Russell 2000 Index of small-company shares returning 3.27%. From a stylistic perspective, growth stocks outperformed value stocks, continuing a trend that began in 2017.

In fixed-income markets, Treasury yields and short-term interest rates rose during the period. With short-term Treasury yields climbing faster than long-term yields, the yield curve flattened. Evidence of economic strength, including a tightening labor market and an improving outlook for wage gains, drove bond yields higher and bond prices lower.

Could you discuss the fund’s investment strategy?

Putnam Multi-Asset Absolute Return Fund seeks a positive total return. The fund seeks to achieve risk-and-return characteristics by dynamically allocating assets using a combination of directional [or market sensitive] and non-directional [or market neutral] strategies. The composition and total level of risk can be dynamically managed depending on market conditions and the prevailing opportunity set. The fund also employs strategies that may produce lower volatility over time.

How did the fund perform, and what strategies influenced performance?

The fund generated a negative return over this six-month period. Directional positions finished slightly positive, while non-directional strategies, in aggregate, detracted.

This table shows the fund’s top 10 individual holdings and the percentage of the fund’s net assets that each represented as of 4/30/18. Short-term investments, TBA commitments and derivatives, if any, are excluded. Holdings may vary over time.

Multi-Asset Absolute Return Fund 5

Within our directional strategies, exposure to U.S. interest-rate risk detracted as bond yields rose and prices fell. Exposure to U.S. stocks contributed to performance, with our low volatility equity strategy adding value. Broad index exposure to commodities — which we tactically adjusted at various points during the period — was the biggest contributor among our directional strategies, aided by strong performance across a range of commodities and a weak U.S. dollar.

Within non-directional strategies, the primary detractors were stock-selection alpha strategies, which are market-neutral trades designed to perform independently of global equity markets. We had negative results from a quantitative position in emerging markets and a fundamentally driven, U.S.-focused long/short strategy.

Outside of stock selection, a strategy that seeks to capture the difference between implied and realized stock market volatility also detracted, particularly in February.

The negative impact of these non-directional strategies was partially offset by positive results from fixed-income selection and regional fixed-income long/short strategies. Overall, however, these pockets of non-directional strength were not enough to offset weakness elsewhere.

How did derivative strategies affect performance?

We use a variety of derivatives as tools to manage and hedge market, security, currency, and interest-rate risks and to gain exposure to markets or individual securities. We used purchased and written options in an effort to hedge duration, among others. We used futures in an effort to manage exposure to market risk, to hedge prepayment risk and to hedge interest rate risk, among others.

In addition, we used forward currency contracts in an effort to hedge foreign exchange risk and gain exposure to currencies. We used total return swaps in an effort to hedge sector exposure and manage exposure to specific

This chart shows how the fund’s top weightings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

6 Multi-Asset Absolute Return Fund

sectors or industries. We also used interest-rate and credit default swaps in an effort to hedge interest-rate risk and hedge credit risk, among others, respectively. Many of the strategies used in the portfolio utilize derivatives for implementation.

What is your outlook for the coming months, and how have you positioned the fund?

We expect global economic growth, strong corporate earnings, and the possibility of accelerated share buybacks driven by repatriation of cash held overseas to help buoy U.S. equity markets. The recent market correction helped to remove some froth from stock valuations and is, in our view, more of a return to a normal market environment than a cause for serious concern.

We expect bond yields in the United States and globally to continue rising. Our rate view is based on several factors that we believe exist in the market, including continued strength in global economic growth, positive momentum resulting from U.S. tax reform, a persistently heavy supply of new bonds in the market, the gradual movement of the European Central Bank toward rate normalization, and growing uncertainty regarding inflation.

In corporate credit, we think positive overall momentum and a benign economic environment are offset by unattractive balance sheet fundamentals, such as high debt levels and declining interest-coverage ratios. Spreads for investment-grade and high-yield corporate credit finished the period near their lows for the current market cycle — another factor that prevents us from being overly constructive. As a result, we have moved to a slight short position in credit.

We maintain exposure to commodities. Our view here has strengthened based on various factors we believe to be supportive. These include solid readings from the Purchasing Managers’ Index, strong performance in emerging markets versus other equity markets, and a weakening U.S. dollar. We continue to

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Multi-Asset Absolute Return Fund 7

search for non-directional opportunities, and at the close of this reporting period, various equity-selection alpha strategies accounted for the largest portion of non-directional risk.

Thank you, Jason, for your time and insights today.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

8 Multi-Asset Absolute Return Fund

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2018, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class P, R, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 4/30/18

	Life of	Annual		Annual		Annual
	fund	average	5 years	average	3 years	average	1 year	6 months
Class A (12/23/08)
Before sales charge	56.34%	4.89%	16.57%	3.11%	6.66%	2.17%	3.32%	–0.78%
After sales charge	47.35	4.23	9.87	1.90	0.53	0.18	–2.62	–6.49
Class B (12/23/08)
Before CDSC	46.99	4.21	12.27	2.34	4.24	1.39	2.60	–1.09
After CDSC	46.99	4.21	10.34	1.99	1.38	0.46	–2.40	–5.96
Class C (12/23/08)
Before CDSC	45.81	4.11	12.29	2.34	4.28	1.41	2.59	–1.10
After CDSC	45.81	4.11	12.29	2.34	4.28	1.41	1.59	–2.08
Class M (12/23/08)
Before sales charge	48.79	4.34	13.74	2.61	5.10	1.67	2.82	–1.02
After sales charge	43.58	3.94	9.76	1.88	1.42	0.47	–0.78	–4.48
Class P (8/31/16)
Net asset value	60.20	5.17	18.32	3.42	7.76	2.52	3.78	–0.56
Class R (12/23/08)
Net asset value	52.28	4.60	15.15	2.86	5.83	1.91	3.13	–0.85
Class R6 (7/2/12)
Net asset value	60.55	5.19	18.53	3.46	7.68	2.50	3.64	–0.60
Class Y (12/23/08)
Net asset value	59.75	5.14	17.98	3.36	7.45	2.42	3.58	–0.68

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 5.75% and 3.50% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class P, R, R6, and Y shares have no initial sales charge or CDSC. Performance for class P and R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class P and R6 shares; had it, returns would have been higher.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B share performance reflects conversion to class A shares after eight years.

Multi-Asset Absolute Return Fund 9

Comparative index returns For periods ended 4/30/18

	Life of	Annual		Annual		Annual
	fund	average	5 years	average	3 years	average	1 year	6 months
ICE BofAML U.S. Treasury
Bill Index	2.69%	0.28%	1.86%	0.37%	1.71%	0.57%	1.11%	0.64%
Bloomberg Barclays U.S.
Aggregate Bond Index	38.02	3.51	7.56	1.47	3.24	1.07	–0.32	–1.87
S&P 500 Index	274.39	15.16	83.93	12.96	35.17	10.57	13.27	3.82

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

Fund price and distribution information For the six-month period ended 4/30/18

Distributions	Class A		Class B	Class C	Class M		Class P	Class R	ClassR6	Class Y
Number	1		1	1	1		1	1	1	1
Income	$0.236		$0.130	$0.139	$0.169		$0.283	$0.229	$0.278	$0.268
Capital gains
Long-term
gains	0.064		0.064	0.064	0.064		0.064	0.064	0.064	0.064
Short-term
gains	—		—	—	—		—	—	—	—
Total	$0.300		$0.194	$0.203	$0.233		$0.347	$0.293	$0.342	$0.332
	Before	After	Net	Net	Before	After	Net	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value	value
10/31/17	$12.34	$13.09	$11.95	$11.93	$12.06	$12.50	$12.42	$12.16	$12.45	$12.40
4/30/18	11.95	12.68	11.63	11.60	11.71	12.13	12.01	11.77	12.04	11.99

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares and 3.50% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

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Fund performance as of most recent calendar quarter Total return for periods ended 3/31/18

	Life of	Annual		Annual		Annual
	fund	average	5 years	average	3 years	average	1 year	6 months
Class A (12/23/08)
Before sales charge	54.24%	4.79%	15.29%	2.89%	4.73%	1.55%	2.81%	–0.82%
After sales charge	45.37	4.12	8.66	1.68	–1.29	–0.43	–3.11	–6.53
Class B (12/23/08)
Before CDSC	45.03	4.09	11.10	2.13	2.39	0.79	2.07	–1.21
After CDSC	45.03	4.09	9.19	1.77	–0.42	–0.14	–2.93	–6.07
Class C (12/23/08)
Before CDSC	43.92	4.01	11.11	2.13	2.43	0.80	2.07	–1.22
After CDSC	43.92	4.01	11.11	2.13	2.43	0.80	1.07	–2.20
Class M (12/23/08)
Before sales charge	46.76	4.22	12.46	2.38	3.07	1.01	2.21	–1.14
After sales charge	41.62	3.82	8.53	1.65	–0.54	–0.18	–1.37	–4.60
Class P (8/31/16)
Net asset value	57.94	5.05	17.03	3.19	5.72	1.87	3.18	–0.69
Class R (12/23/08)
Net asset value	50.21	4.49	13.87	2.63	3.88	1.28	2.52	–0.98
Class R6 (7/2/12)
Net asset value	58.42	5.09	17.25	3.23	5.82	1.90	3.13	–0.65
Class Y (12/23/08)
Net asset value	57.62	5.03	16.79	3.15	5.51	1.80	3.06	–0.73

See the discussion following the fund performance table on page 9 for information about the calculation of fund performance.

Multi-Asset Absolute Return Fund 11

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class P	Class R	Class R6	Class Y
Net expenses for the fiscal
year ended 10/31/17*†	1.07%	1.82%	1.82%	1.57%	0.70%	1.32%	0.74%	0.82%
Total annual operating
expenses for the fiscal year
ended 10/31/17†	1.08%	1.83%	1.83%	1.58%	0.71%	1.33%	0.75%	0.83%
Annualized expense ratio
for the six-month period
ended 4/30/18**‡	1.16%	1.91%	1.91%	1.66%	0.76%	1.41%	0.80%	0.91%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Prospectus expense information also includes the impact of acquired fund fees and expenses of 0.05%, which is not included in the financial highlights or annualized expense ratios. Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 4/30/19.

† Restated to reflect current fees.

** Includes one-time merger costs of 0.02%.

‡ Includes a decrease of 0.22% from annualizing the performance fee adjustment for the six months ended 4/30/18.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 11/1/17 to 4/30/18. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class P	Class R	Class R6	Class Y
Expenses paid per $1,000 *†	$5.73	$9.42	$9.42	$8.19	$3.76	$6.96	$3.96	$4.50
Ending value (after expenses)	$992.20	$989.10	$989.00	$989.80	$994.40	$991.50	$994.00	$993.20

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/18. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

12 Multi-Asset Absolute Return Fund

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 4/30/18, use the following calculation method. To find the value of your investment on 11/1/17, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class P	Class R	Class R6	Class Y
Expenses paid per $1,000 *†	$5.81	$9.54	$9.54	$8.30	$3.81	$7.05	$4.01	$4.56
Ending value (after expenses)	$1,019.04	$1,015.32	$1,015.32	$1,016.56	$1,021.03	$1,017.80	$1,020.83	$1,020.28

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/18. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

Multi-Asset Absolute Return Fund 13

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/ or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC.

Class P shares require no minimum initial investment amount and no minimum subsequent investment amount. There is no initial or deferred sales charge. They are available only to other Putnam funds and other accounts managed by Putnam Management or its affiliates.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. Effective March 1, 2018, they are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

14 Multi-Asset Absolute Return Fund

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

ICE BofAML (Intercontinental Exchange Bank of America Merrill Lynch) U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

Russell 2000 Index is an unmanaged index of 2,000 small companies in the Russell 3000 Index.

S&P 500 Index is an unmanaged index of common stock performance.

ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Multi-Asset Absolute Return Fund 15

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2017, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2018, Putnam employees had approximately $510,000,000 and the Trustees had approximately $80,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

16 Multi-Asset Absolute Return Fund

Trustee approval of management contract

Consideration of an amended management contract

At their meeting on January 26, 2018, the Trustees of the fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), approved a new management contract with Putnam Investment Management (“Putnam Management”). In substance, the amended management contract differed from the existing management contract only in that it (i) lowered the existing fee schedule at every breakpoint level; (ii) provided for an adjustment in the fund’s performance fee structure; and (iii) provided for a reduction of the management fee for the fund in any circumstance where the fee payable by the fund under the amended management contract would be higher than the management fee would have been under the existing management contract (collectively, the “Fee Changes”). Furthermore, the Trustees considered that your fund’s current expense limitation agreement will also be amended to reduce the fund’s total expense ratio limitation from 0.97% to 0.77%.

In considering whether to approve the amended management contract, the Trustees considered information provided by Putnam Management about the Fee Changes. The Trustees also took into account that they had most recently approved the annual continuation of the fund’s existing management contract with Putnam Management in June 2017. Because, other than the Fee Changes, the amended management contract was identical to the fund’s existing management contract, the Trustees relied to a considerable extent on their previous approval of the continuance of the fund’s existing management contract, which is described below.

After considering the factors described above relating to the Fee Changes under the amended management contract, and taking into account all of the factors considered, as described below, as part of the approval of the continuance of the fund’s current management contract in June 2017, the Trustees, including the Independent Trustees, approved the amended management contract.

General conclusions in connection with the Trustees’ previous approval of the continuance of the fund’s existing management contract

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Management, the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”), and the sub-advisory contract among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.

At the outset of the review process, members of the Board’s independent staff and independent legal counsel discussed with representatives of Putnam Management the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review, identifying possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2017, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2017, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’

Multi-Asset Absolute Return Fund Fund 17

June 2017 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management, sub-management and sub-advisory contracts, effective July 1, 2017. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not attempted to evaluate PIL or PAC as separate entities, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the continued application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with some minor exceptions, the funds’ current fee arrangements under the management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (In a few instances, funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee structure for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee rates as assets under management in the Putnam family of funds increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

In addition, your fund’s management contract provides that its management fees will be adjusted up or down depending upon whether your fund’s performance is better or worse than the performance of an appropriate index of securities prices specified in the management contract. In the course of reviewing investment performance, the Trustees examined the operation of your fund’s performance fees and concluded that these fees were operating

18 Multi-Asset Absolute Return Fund Fund

effectively to align further Putnam Management’s economic interests with those of the fund’s shareholders.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management have implemented certain expense limitations that were in effect during your fund’s fiscal year ending in 2016. These expense limitations were: (i) a contractual expense limitation applicable to specified retail open-end funds, including your fund, of 25 basis points (until September 1, 2016, this limitation was 32 basis points) on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2016. Putnam Management has agreed to maintain these expense limitations until at least February 28, 2019. In addition, Putnam Management contractually agreed to waive fees and/or reimburse expenses of your fund to the extent that expenses of the fund (excluding payments under the fund’s distribution plans, investor servicing fees, any applicable performance-based upward or downward adjustments to the fund’s base management fee, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) would exceed an annual rate of 0.97% of its average net assets through at least February 28, 2019. During its fiscal year ending in 2016, your fund’s expenses were sufficiently low that this limitation was not operative. Putnam Management’s support for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management, sub-management and sub-advisory contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the first quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2016. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2016 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding fees charged by Putnam Management and its affiliates to institutional clients, including defined benefit pension and profit-sharing plans, charities, college endowments, foundations, sub-advised third-party mutual funds, state, local and non-U.S. government entities, and corporations. This information included, in cases where an

Multi-Asset Absolute Return Fund Fund 19

institutional product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients as compared to the services provided to the Putnam Funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officers and other senior members of Putnam Management’s Investment Division throughout the year. In addition, in response to a request from the Independent Trustees, Putnam Management provided the Trustees with in-depth presentations regarding each of the equity and fixed income investment teams, including the operation of the teams and their investment approaches. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that 2016 was a challenging year for the performance of the Putnam funds, with generally disappointing results for the international and global equity funds and taxable fixed income funds, mixed results for small-cap equity, Spectrum, global asset allocation, equity research and tax exempt fixed income funds, but generally strong results for U.S. equity funds. The Trustees noted, however, that they were encouraged by the positive performance trend since mid-year 2016 across most Putnam Funds. In particular, from May 1, 2016 through April 30, 2017, 51% of Putnam Fund assets were in the top quartile and 87% were above the median of the Putnam Funds’ competitive industry rankings. They noted that the longer-term performance of the Putnam funds generally continued to be strong, exemplified by the fact that the Putnam funds were ranked by the Barron’s/Lipper Fund Families survey as the 5th-best performing mutual fund complex out of 54 complexes for the five-year period ended December 31, 2016. In addition, while the survey ranked the Putnam Funds 52nd out of 61 mutual fund complexes for the one-year period ended 2016, the Putnam Funds have ranked 1st or 2nd in the survey for the one-year period three times since 2009 (most recently in 2013). They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2016 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam Funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and, in most cases, comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees

20 Multi-Asset Absolute Return Fund Fund

considered information about your fund’s total return, its performance relative to its benchmark and its targeted return over the one-year, three-year and five-year periods ended December 31, 2016. The fund seeks to achieve its targeted annual return over a reasonable period of time, generally at least three years or more, and the fund’s performance is not necessarily expected to match its targeted annual return over shorter periods. Your fund’s class A shares’ return net of fees and expenses was positive and exceeded the return of its benchmark over the one-year, three-year and five-year periods ended December 31, 2016. Your fund’s class A shares’ return net of fees and expenses trailed the fund’s targeted annual return, which is the return of its benchmark plus 700 basis points, over the one-year, three-year and five-year periods. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees also considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management continued to strengthen its fundamental research capabilities by adding new investment personnel.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee, including any developments with respect to the European Union’s updated Markets in Financial Instruments Directive and its potential impact on PIL’s use of client commissions to obtain investment research. The Trustees also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management, sub-management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

Multi-Asset Absolute Return Fund Fund 21

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

22 Multi-Asset Absolute Return Fund

The fund’s portfolio 4/30/18 (Unaudited)

COMMON STOCKS (18.4%)*	Shares	Value
Basic materials (1.8%)
Anhui Conch Cement Co., Ltd. (China)	1,145,000	$7,129,800
Formosa Chemicals & Fibre Corp. (Taiwan)	979,000	3,595,518
Freeport-McMoRan, Inc. (Indonesia) †	80,215	1,220,070
Kumba Iron Ore, Ltd. (South Africa)	122,026	2,618,523
Lotte Chemical Corp. (South Korea)	15,041	5,802,679
MMC Norilsk Nickel PJSC ADR (Russia)	40,495	695,569
PTT Global Chemical PCL (Thailand)	2,330,600	7,236,971
Sinopec Shanghai Petrochemical Co., Ltd. (China)	6,764,000	4,463,276
		32,762,406
Capital goods (0.5%)
China Railway Group, Ltd. (China)	6,805,000	5,449,682
United Tractors Tbk PT (Indonesia)	1,860,600	4,539,000
		9,988,682
Communication services (1.6%)
China Mobile, Ltd. (China)	259,500	2,467,828
DISH Network Corp. Class A †	449,052	15,065,695
LG Uplus Corp. (South Korea)	287,575	3,294,318
SK Telecom Co., Ltd. (South Korea)	27,424	5,862,010
TIM Participacoes SA (Brazil)	870,200	3,962,003
		30,651,854
Consumer cyclicals (2.0%)
Barloworld, Ltd. (South Africa)	237,144	3,204,338
Caesars Entertainment Corp. †	8,098	91,912
China Dongxiang Group Co., Ltd. (China)	4,266,000	781,329
Dongfeng Motor Group Co., Ltd. (China)	2,680,000	2,965,585
Ford Otomotiv Sanayi AS (Turkey)	204,460	2,842,554
Geely Automobile Holdings, Ltd. (China)	1,072,000	2,828,759
Haier Electronics Group Co., Ltd. (China)	296,000	1,021,739
Imperial Holdings, Ltd. (South Africa)	279,757	5,379,529
Itausa — Investimentos Itau SA (Preference) (Brazil)	99,200	385,394
KOC Holding AS (Turkey)	1,231,195	4,150,833
Mr Price Group, Ltd. (South Africa)	196,578	4,308,085
Naspers, Ltd. Class N (South Africa)	7,600	1,854,437
Pou Chen Corp. (Taiwan)	293,000	365,966
Smiles Fidelidade SA (Brazil)	231,200	4,751,770
Zhongsheng Group Holdings, Ltd. (China)	590,500	1,692,152
		36,624,382
Consumer staples (0.8%)
Gruma SAB de CV Class B (Mexico)	381,603	4,666,065
Indofood Sukses Makmur Tbk PT (Indonesia)	6,085,300	3,043,438
LG Corp. (South Korea)	17,157	1,295,969
Turkiye Sise ve Cam Fabrikalari AS (Turkey)	624,560	690,474
Uni-President Enterprises Corp. (Taiwan)	494,000	1,192,675
Want Want China Holdings, Ltd. (China)	4,621,000	4,083,431
		14,972,052
Energy (0.6%)
Ascent Resources — Marcellus, LLC	55,078	167,988
Halcon Resources Corp. †	32,166	172,731

Multi-Asset Absolute Return Fund 23

COMMON STOCKS (18.4%)* cont.	Shares	Value
Energy cont.
PTT PCL (Foreign depositary shares) (Thailand)	3,955,000	$7,017,744
SandRidge Energy, Inc. †	35,031	509,351
SK Innovation Co., Ltd. (South Korea)	11,556	2,114,541
Thai Oil PCL (Thailand)	432,900	1,292,802
		11,275,157
Financials (5.3%)
Agricultural Bank of China, Ltd. (China)	13,442,000	7,550,627
Banco Santander (Brasil) S.A. (Units) (Brazil)	518,700	5,642,743
Bank Negara Indonesia Persero Tbk PT (Indonesia)	346,400	199,481
Bank of China, Ltd. (China)	7,643,000	4,143,172
Bank of Communications Co., Ltd. (China)	6,151,000	5,028,888
China Cinda Asset Management Co., Ltd. (China)	9,825,000	3,503,180
China Construction Bank Corp. (China)	11,643,000	12,209,144
Chongqing Rural Commercial Bank Co., Ltd. (China)	3,333,000	2,547,873
Guangzhou R&F Properties Co., Ltd. (China)	1,445,600	3,437,143
Hana Financial Group, Inc. (South Korea)	82,837	3,681,960
Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)	17,947	641,489
Industrial & Commercial Bank of China, Ltd. (China)	11,746,000	10,331,522
Industrial Bank of Korea (South Korea)	347,470	5,452,772
IRB Brasil Resseguros SA (Brazil)	170,700	2,304,781
KB Financial Group, Inc. (South Korea)	57,000	3,250,449
Old Mutual PLC (South Africa)	1,046,649	3,616,340
People’s Insurance Co. Group of China, Ltd. (China)	7,773,000	3,658,544
Ping An Insurance Group Co. of China, Ltd. (China)	125,000	1,220,790
Public Bank Bhd (Malaysia)	597,900	3,595,293
Sberbank of Russia PJSC ADR (Russia)	190,463	2,815,650
Shinhan Financial Group Co., Ltd. (South Korea)	59,340	2,633,113
Turkiye Garanti Bankasi AS (Turkey)	1,221,115	2,755,043
Turkiye Is Bankasi AS Class C (Turkey)	1,157,483	1,745,428
Yuanta Financial Holding Co., Ltd. (Taiwan)	9,749,000	4,652,045
		96,617,470
Health care (0.6%)
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (China)	278,000	1,066,519
Hengan International Group Co., Ltd. (China)	177,500	1,575,085
Hypermarcas SA (Brazil)	544,600	4,896,923
St Shine Optical Co., Ltd. (Taiwan)	156,000	4,203,587
		11,742,114
Technology (4.2%)
Acer, Inc. (Taiwan)	3,186,000	2,430,438
Alibaba Group Holding, Ltd. ADR (China) † S	44,935	8,022,695
Avaya Holdings Corp. †	75,362	1,725,036
LG Electronics, Inc. (South Korea)	5,273	499,730
Radiant Opto-Electronics Corp. (Taiwan)	1,279,000	2,642,186
Samsung Electronics Co., Ltd. (South Korea)	10,120	24,667,407
SK Hynix, Inc. (South Korea)	93,329	7,307,644
Synnex Technology International Corp. (Taiwan)	2,054,000	2,946,073
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan) S	189,124	7,271,818
Tencent Holdings, Ltd. (China)	301,000	14,778,039

24 Multi-Asset Absolute Return Fund

COMMON STOCKS (18.4%)* cont.	Shares	Value
Technology cont.
Tripod Technology Corp. (Taiwan)	450,000	$1,362,108
YY, Inc. ADR (China) †	48,945	4,717,809
		78,370,983
Transportation (0.2%)
AirAsia Bhd (Malaysia)	2,307,000	2,204,392
CHC Group, LLC (acquired 3/23/17, cost $27,318) (Cayman Islands) † ∆∆	1,884	13,659
MISC Bhd (Malaysia)	859,700	1,552,722
		3,770,773
Utilities and power (0.8%)
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	555,100	5,571,282
PGE SA (Poland) †	913,913	2,706,018
Tenaga Nasional Bhd (Malaysia)	1,727,500	6,925,540
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	25,989	13,514
		15,216,354
Total common stocks (cost $300,767,366)		$341,992,227

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (12.0%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (1.1%)
Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 5/1/48	$15,000,000	$15,566,016
4.00%, TBA, 5/1/48	5,000,000	5,114,453
		20,680,469
U.S. Government Agency Mortgage Obligations (10.9%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.50%, TBA, 4/1/48	2,000,000	2,084,766
3.50%, TBA, 5/1/48	1,000,000	993,242
3.50%, 8/1/43	619,566	620,582
3.00%, 3/1/43	584,424	567,667
3.00%, 12/1/31 [i]	10,544,410	10,465,365
3.00%, 4/1/30 [i]	376,902	379,996
Federal National Mortgage Association Pass-Through Certificates
5.56%, 1/1/22 [i]	826,632	838,290
5.50%, TBA, 5/1/48	3,000,000	3,243,750
5.50%, 1/1/38	1,534,018	1,675,079
4.00%, TBA, 5/1/48	28,000,000	28,520,626
3.50%, 6/1/56	2,660,494	2,652,076
3.50%, TBA, 6/1/48	52,000,000	51,563,283
3.50%, TBA, 5/1/48	77,000,000	76,458,598
3.50%, with due dates from 6/1/42 to 7/1/43	1,103,858	1,105,894
3.50%, 9/1/37 [i]	752,113	750,470
3.00%, with due dates from 2/1/43 to 2/1/43	1,209,446	1,177,036
3.00%, 8/1/36 [i]	734,663	722,465
2.50%, TBA, 5/1/48	21,000,000	19,572,655
		203,391,840
Total U.S. government and agency mortgage obligations (cost $225,085,550)		$224,072,309

Multi-Asset Absolute Return Fund 25

	Principal
U.S. TREASURY OBLIGATIONS (0.9%)*	amount	Value
U.S. Treasury Notes
2.00%, 8/31/21 [i]	$16,152,000	$15,854,803
1.375%, 8/31/23 [i]	175,000	162,930
Total U.S. treasury obligations (cost $16,017,733)		$16,017,733

	Principal
COMMODITY LINKED NOTES (9.9%)*†††	amount	Value
Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less
0.11%, 2018 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6
Excess Return Strategy multiplied by 3)	$7,500,000	$8,204,541
Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less
0.20%, 2019 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6
Excess Return Strategy multiplied by 3)	20,000,000	19,503,955
UBS AG/London 144A sr. notes 1-month LIBOR less 0.25%, 2019 (Indexed
to the UBSIF3AT Index multiplied by 3) (United Kingdom)	21,200,000	21,354,067
Citigroup Global Markets Holdings Inc. sr. notes Ser. N, 1-month USD
LIBOR less 0.12%, 2018 (Indexed to the Citi Commodities F3 vs F0 –
4x Leveraged CVIC4X30 Index multiplied by 3)	15,510,000	18,361,312
Goldman Sachs International 144A notes zero %, 2019 (Indexed to the
S&P GSCI Excess Return Index multiplied by 3)	30,500,000	37,299,267
Deutsche Bank AG/London 144A sr. unsec. notes 1-month LIBOR less
0.16%, 2018 (Indexed to the S&P GSCI Total Return Index multiplied by 3)
(United Kingdom)	33,660,000	43,368,486
Citigroup Global Markets Holdings, Inc. sr. notes Ser. N, 1-month
LIBOR less 0.13%, 2018 (Indexed to the S&P GSCI Total Return Index
multiplied by 3)	4,349,000	6,778,256
Deutsche Bank AG/London 144A sr. unsec. notes 1-month LIBOR less
0.16%, 2018 (Indexed to the S&P GSCI Total Return Index multiplied by 3)
(United Kingdom)	2,604,000	4,058,600
UBS AG/London 144A sr. notes 1-month LIBOR less 0.25%, 2019 (Indexed
to the UBSIF3AT Index multiplied by 3) (United Kingdom)	23,951,000	24,800,314
Total commodity Linked Notes (cost $159,274,000)		$183,728,798

INVESTMENT COMPANIES (9.8%)*	Shares	Value
Consumer Discretionary Select Sector SPDR Fund S	244,300	$25,333,910
Consumer Staples Select Sector SPDR Fund S	460,800	23,247,360
Health Care Select Sector SPDR Fund S	298,100	24,521,706
iShares MSCI India ETF (India)	888,297	31,045,980
iShares MSCI Taiwan ETF (Taiwan)	39,582	1,436,827
Materials Select Sector SPDR Fund S	414,400	23,624,944
Technology Select Sector SPDR Fund S	392,100	25,666,866
Utility Select Sector SPDR Fund S	522,100	26,919,476
Total investment companies (cost $175,112,585)		$181,797,069

	Principal
MORTGAGE-BACKED SECURITIES (8.0%)*	amount	Value
Agency collateralized mortgage obligations (5.1%)
Federal Home Loan Mortgage Corporation
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%),
12.097%, 6/15/34	$252,741	$279,077
IFB Ser. 3747, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.50%),
4.603%, 10/15/40	3,109,752	487,013

26 Multi-Asset Absolute Return Fund

	Principal
MORTGAGE-BACKED SECURITIES (8.0%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	$1,598,629	$366,796
IFB Ser. 4073, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
4.153%, 8/15/38	7,328,022	533,886
IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%),
4.103%, 5/15/41	2,244,276	2,073,660
Ser. 4568, Class MI, IO, 4.00%, 4/15/46	9,815,679	1,975,405
Ser. 4530, Class HI, IO, 4.00%, 11/15/45	6,323,025	1,397,338
Ser. 4389, Class IA, IO, 4.00%, 9/15/44	5,883,729	1,357,000
Ser. 4355, Class DI, IO, 4.00%, 3/15/44	4,794,303	873,134
Ser. 4193, Class PI, IO, 4.00%, 3/15/43	3,729,594	592,498
Ser. 4213, Class GI, IO, 4.00%, 11/15/41	2,151,167	337,535
Ser. 3996, Class IK, IO, 4.00%, 3/15/39	2,008,169	143,630
Ser. 4369, Class IA, IO, 3.50%, 7/15/44	1,250,251	247,456
Ser. 4501, Class BI, IO, 3.50%, 10/15/43	2,586,173	435,201
Ser. 4663, Class KI, IO, 3.50%, 11/15/42	2,898,796	380,351
Ser. 4136, Class IW, IO, 3.50%, 10/15/42	4,010,858	531,127
Ser. 4097, Class PI, IO, 3.50%, 11/15/40	4,082,062	518,732
Ser. 4150, Class DI, IO, 3.00%, 1/15/43	3,655,648	468,380
Ser. 4158, Class TI, IO, 3.00%, 12/15/42	7,233,306	720,799
Ser. 4134, Class PI, IO, 3.00%, 11/15/42	5,726,463	682,079
Ser. 4183, Class MI, IO, 3.00%, 2/15/42	2,804,615	254,098
Ser. 4206, Class IP, IO, 3.00%, 12/15/41	5,349,458	509,016
FRB Ser. 8, Class A9, IO, 0.437%, 11/15/28 W	240,654	3,321
FRB Ser. 59, Class 1AX, IO, 0.277%, 10/25/43 W	667,287	6,539
Ser. 48, Class A2, IO, 0.212%, 7/25/33 W	1,053,248	7,583
Ser. 315, PO, zero %, 9/15/43	2,216,213	1,737,995
Ser. 3206, Class EO, PO, zero %, 8/15/36	19,023	16,264
Ser. 3175, Class MO, PO, zero %, 6/15/36	16,990	13,826
Federal National Mortgage Association
IFB Ser. 05-74, Class NK, ((-5 x 1 Month US LIBOR) + 27.50%),
18.014%, 5/25/35	78,541	93,024
IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%),
16.46%, 11/25/35	86,279	105,891
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%),
9.106%, 5/25/40	897,700	974,633
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2,
(1 Month US LIBOR + 4.55%), 6.447%, 2/25/25	189,134	205,051
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	4,821,785	1,176,899
Ser. 397, Class 2, IO, 5.00%, 9/25/39	39,368	8,663
Ser. 17-113, IO, 5.00%, 1/25/38	1,529,603	249,534
Ser. 12-104, Class QI, IO, 4.50%, 5/25/42	1,989,878	393,079
Ser. 17-48, Class LI, IO, 4.00%, 5/25/47	5,162,525	1,000,859
Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	2,254,599	450,649
Ser. 14-47, Class IP, IO, 4.00%, 3/25/44	5,555,201	1,011,135
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	5,498,246	1,140,259
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	4,461,347	731,097
Ser. 15-73, Class PI, IO, 3.50%, 10/25/45	2,908,459	461,903
Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	1,290,543	217,840

Multi-Asset Absolute Return Fund 27

	Principal
MORTGAGE-BACKED SECURITIES (8.0%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Ser. 12-136, Class PI, IO, 3.50%, 11/25/42	$2,916,696	$327,284
Ser. 14-10, IO, 3.50%, 8/25/42	2,789,426	482,490
Ser. 12-101, Class PI, IO, 3.50%, 8/25/40	2,656,323	267,508
Ser. 13-21, Class AI, IO, 3.50%, 3/25/33	3,793,131	545,071
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	3,193,846	355,727
Ser. 6, Class BI, IO, 3.00%, 12/25/42	4,606,840	314,067
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	3,569,801	281,532
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	4,947,943	292,671
Ser. 13-31, Class NI, IO, 3.00%, 6/25/41	5,964,002	425,814
Ser. 98-W2, Class X, IO, 0.602%, 6/25/28 W	1,575,977	76,908
Ser. 98-W5, Class X, IO, 0.06%, 7/25/28 W	456,120	22,259
Ser. 08-36, Class OV, PO, zero %, 1/25/36	12,943	10,933
Government National Mortgage Association
Ser. 17-132, Class IB, IO, 5.50%, 9/20/47	1,170,160	270,600
Ser. 16-150, Class I, IO, 5.00%, 11/20/46	6,134,461	1,201,741
Ser. 14-122, Class IC, IO, 5.00%, 8/20/44	3,071,831	673,560
Ser. 14-76, IO, 5.00%, 5/20/44	3,498,802	810,880
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44	3,032,361	619,043
Ser. 14-2, Class IC, IO, 5.00%, 1/16/44	6,075,413	1,430,502
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	1,257,097	275,681
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	82,865	6,811
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	870,845	191,063
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	1,337,237	302,095
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	4,355,495	956,467
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	3,356,416	765,028
IFB Ser. 11-81, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.71%),
4.808%, 11/16/36	596,644	36,336
Ser. 17-160, Class AI, IO, 4.50%, 10/20/47	1,209,634	264,163
Ser. 16-49, IO, 4.50%, 11/16/45	3,392,923	742,638
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	6,185,405	1,313,709
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	2,461,804	561,316
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	734,333	122,487
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40	117,968	16,985
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	2,128,871	454,450
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	1,020,281	221,493
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	1,657,368	355,401
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	1,204,525	246,325
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	547,615	126,017
Ser. 13-34, Class PI, IO, 4.50%, 8/20/39	2,515,747	263,650
Ser. 10-103, Class DI, IO, 4.50%, 12/20/38	638,702	29,201
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
4.253%, 9/20/43	914,025	132,927
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
4.203%, 7/16/43	1,016,796	143,307
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
4.153%, 2/20/41	1,973,010	275,734
IFB Ser. 10-134, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.00%),
4.103%, 11/20/39	3,255,432	261,965

28 Multi-Asset Absolute Return Fund

	Principal
MORTGAGE-BACKED SECURITIES (8.0%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 17-99, Class AI, IO, 4.00%, 1/20/47	$4,001,660	$742,508
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	2,009,720	303,890
Ser. 17-57, Class AI, IO, 4.00%, 6/20/45	2,438,487	461,020
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	5,424,158	1,211,214
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	4,169,156	791,731
Ser. 15-40, IO, 4.00%, 3/20/45	1,611,655	335,547
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	1,165,150	183,663
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	1,682,653	295,822
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42	661,226	112,276
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	2,148,644	420,172
Ser. 14-104, IO, 4.00%, 3/20/42	5,507,847	894,474
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	2,206,514	379,189
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	3,787,064	589,159
Ser. 14-162, Class DI, IO, 4.00%, 11/20/38	1,255,328	70,559
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36	5,478,157	467,533
Ser. 15-64, Class PI, IO, 3.50%, 5/20/45	4,600,939	781,423
Ser. 15-24, Class CI, IO, 3.50%, 2/20/45	2,288,716	445,384
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45	2,489,068	373,111
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	2,001,555	263,835
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	3,144,399	472,886
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	2,137,631	364,316
Ser. 12-145, IO, 3.50%, 12/20/42	2,155,605	432,873
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	1,049,535	175,556
Ser. 13-37, Class LI, IO, 3.50%, 1/20/42	1,760,043	240,774
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	3,302,138	407,484
Ser. 15-36, Class GI, IO, 3.50%, 6/16/41	2,779,964	310,244
Ser. 12-71, Class JI, IO, 3.50%, 4/16/41	1,567,426	103,920
Ser. 13-157, Class IA, IO, 3.50%, 4/20/40	3,048,048	313,525
Ser. 13-90, Class HI, IO, 3.50%, 4/20/40	3,518,630	195,706
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39	6,196,596	852,500
Ser. 183, Class AI, IO, 3.50%, 10/20/39	3,380,152	366,581
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39	3,791,136	535,498
Ser. 15-118, Class EI, IO, 3.50%, 7/20/39	5,457,217	492,896
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	5,899,770	510,330
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	8,803,532	896,613
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38	11,075,779	929,147
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	3,231,009	339,902
Ser. 15-H22, Class GI, IO, 2.568%, 9/20/65 W	9,382,985	1,190,701
Ser. 16-H04, Class HI, IO, 2.365%, 7/20/65 W	5,703,051	561,180
Ser. 17-H02, Class BI, IO, 2.325%, 1/20/67 W	6,866,923	882,400
FRB Ser. 16-H16, Class DI, IO, 2.267%, 6/20/66 W	5,778,389	650,069
Ser. 17-H11, Class NI, IO, 2.227%, 5/20/67 W	14,138,156	1,665,871
Ser. 16-H23, Class NI, IO, 2.108%, 10/20/66 W	8,740,405	1,116,150
Ser. 16-H11, Class HI, IO, 2.086%, 1/20/66 W	5,476,284	554,474
Ser. 15-H24, Class HI, IO, 2.028%, 9/20/65 W	21,265,338	1,573,146
Ser. 15-H09, Class AI, IO, 1.981%, 4/20/65 W	11,520,153	1,004,696
Ser. 15-H15, Class JI, IO, 1.942%, 6/20/65 W	11,398,376	1,154,656
FRB Ser. 15-H16, Class XI, IO, 1.915%, 7/20/65	10,913,034	1,215,712

Multi-Asset Absolute Return Fund 29

	Principal
MORTGAGE-BACKED SECURITIES (8.0%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 15-H19, Class NI, IO, 1.909%, 7/20/65 W	$16,254,842	$1,599,476
Ser. 15-H20, Class CI, IO, 1.861%, 8/20/65 W	16,000,137	1,764,079
Ser. 16-H03, Class AI, IO, 1.845%, 1/20/66 W	12,170,761	1,171,436
Ser. 15-H25, Class EI, IO, 1.844%, 10/20/65 W	11,888,660	1,089,001
Ser. 15-H18, Class IA, IO, 1.813%, 6/20/65 W	8,026,823	557,864
Ser. 15-H10, Class CI, IO, 1.804%, 4/20/65 W	16,480,279	1,606,185
Ser. 15-H26, Class GI, IO, 1.789%, 10/20/65 W	10,998,696	1,038,277
Ser. 15-H25, Class BI, IO, 1.747%, 10/20/65 W	15,867,232	1,616,871
Ser. 15-H26, Class DI, IO, 1.724%, 10/20/65 W	6,326,636	658,717
Ser. 15-H26, Class EI, IO, 1.717%, 10/20/65 W	12,039,170	1,107,604
Ser. 17-H14, Class DI, IO, 1.699%, 6/20/67 W	12,400,958	948,859
Ser. 15-H09, Class BI, IO, 1.688%, 3/20/65 W	16,703,611	1,420,742
Ser. 16-H02, Class BI, IO, 1.685%, 11/20/65 W	15,716,492	1,495,361
Ser. 16-H04, Class KI, IO, 1.683%, 2/20/66 W	11,383,066	896,416
Ser. 15-H10, Class EI, IO, 1.628%, 4/20/65 W	15,148,071	806,559
Ser. 15-H25, Class AI, IO, 1.609%, 9/20/65 W	15,657,838	1,274,548
Ser. 15-H24, Class BI, IO, 1.605%, 8/20/65 W	19,656,612	966,201
Ser. 16-H07, Class HI, IO, 1.594%, 2/20/66 W	7,500,768	701,787
Ser. 15-H14, Class BI, IO, 1.58%, 5/20/65 W	18,733,118	979,086
Ser. 11-H15, Class AI, IO, 1.567%, 6/20/61 W	5,164,404	296,953
Ser. 14-H21, Class AI, IO, 1.472%, 10/20/64 W	12,652,354	1,132,171
Ser. 16-H08, Class GI, IO, 1.42%, 4/20/66 W	16,911,450	983,857
Ser. 11-H08, Class GI, IO, 1.257%, 3/20/61 W	10,402,733	465,002
Ser. 15-H26, Class CI, IO, 0.755%, 8/20/65 W	33,500,411	482,406
GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-2, IO, 1.004%, 5/19/27 W	43,127	—
FRB Ser. 99-2, IO, 0.84%, 9/19/27 W	124,699	1,097
FRB Ser. 98-3, IO, zero %, 9/19/27 W	56,673	—
FRB Ser. 98-4, IO, zero %, 12/19/26 W	90,837	—
		95,336,965
Commercial mortgage-backed securities (1.9%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1,
Class XW, IO, 0.409%, 1/15/49 W	1,350,375	3,967
Banc of America Commercial Mortgage Trust 144A
FRB Ser. 08-1, Class C, 6.717%, 2/10/51 (In default) † W	1,204,730	787,424
FRB Ser. 04-4, Class XC, IO, 0.059%, 7/10/42 W	202,327	19
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Ser. 05-3, Class AJ, 5.703%, 7/10/43 W	132,976	120,720
FRB Ser. 05-1, Class C, 5.688%, 11/10/42 W	721,000	288,595
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45 W	884,000	804,440
Ser. 05-PWR7, Class D, 5.304%, 2/11/41 W	806,000	798,641
Ser. 05-PWR7, Class C, 5.235%, 2/11/41 W	489,000	493,890
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.283%, 3/11/39 W	2,456,224	1,178,988
FRB Ser. 06-PW11, Class C, 5.283%, 3/11/39 (In default) † W	704,000	70,400
Citigroup Commercial Mortgage Trust FRB Ser. 06-C4, Class B,
6.395%, 3/15/49 W	3,346	3,331

30 Multi-Asset Absolute Return Fund

	Principal
MORTGAGE-BACKED SECURITIES (8.0%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
COMM Mortgage Pass-Through Certificates 144A Ser. 12-CR3,
Class F, 4.75%, 10/15/45 W	$725,000	$488,817
COMM Mortgage Trust 144A
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,056,000	839,433
Ser. 13-LC13, Class E, 3.719%, 8/10/46 W	391,000	263,473
Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C3,
Class B, 4.882%, 7/15/37	45,979	46,347
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB
Ser. 03-C3, Class AX, IO, 2.249%, 5/15/38 W	194,503	10
GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3,
Class B, 4.965%, 12/10/41	15,553	15,781
GS Mortgage Securities Trust 144A
FRB Ser. 13-GC10, Class E, 4.558%, 2/10/46 W	1,600,000	1,240,936
FRB Ser. 06-GG8, Class X, IO, 1.084%, 11/10/39 W	10,717,516	257,220
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.974%, 2/15/47 W	2,517,000	2,190,573
FRB Ser. 13-C14, Class E, 4.722%, 8/15/46 W	1,491,000	1,206,368
FRB Ser. 13-C12, Class E, 4.228%, 7/15/45 W	1,800,000	1,330,225
JPMorgan Chase Commercial Mortgage Securities Trust FRB
Ser. 07-LDPX, Class X, IO, 0.331%, 1/15/49 W	1,631,841	8,473
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class F, 5.306%, 5/15/45 W	766,000	665,849
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	370,000	258,407
Ser. 12-C6, Class G, 2.972%, 5/15/45 W	1,166,000	864,360
LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class C, 5.482%, 9/15/39 (In default) † W	1,525,000	136,945
FRB Ser. 07-C2, Class XW, IO, 0.343%, 2/15/40 W	272,262	13
Merrill Lynch Mortgage Trust Ser. 04-KEY2, Class D,
5.046%, 8/12/39 W	92,558	92,703
Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO,
0.002%, 6/12/43 W	439,880	—
ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC,
IO, 0.712%, 12/12/49 W	1,265,005	10,500
Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.86%, 8/15/47 W	699,000	594,758
FRB Ser. 12-C6, Class F, 4.727%, 11/15/45 W	844,000	671,899
FRB Ser. 13-C11, Class E, 4.51%, 8/15/46 W	1,350,000	1,039,500
FRB Ser. 13-C11, Class F, 4.51%, 8/15/46 W	1,720,000	1,175,844
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45 W	4,641,000	3,312,175
FRB Ser. 13-C10, Class D, 4.217%, 7/15/46 W	2,973,000	2,697,624
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class D, 5.587%, 2/12/44 W	2,338,000	161,404
Ser. 07-HQ11, Class C, 5.558%, 2/12/44 W	2,042,000	102,100
Ser. 06-HQ10, Class B, 5.448%, 11/12/41 W	3,008,000	2,855,590
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class G,
5.327%, 7/15/49 W	795,000	684,570
UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F,
5.00%, 5/10/63 W	853,000	569,197

Multi-Asset Absolute Return Fund 31

	Principal
MORTGAGE-BACKED SECURITIES (8.0%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.23%, 6/15/45 W	$122,960	$117,427
FRB Ser. 06-C29, IO, 0.377%, 11/15/48 W	1,792,889	72
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C21, Class E, 5.465%, 10/15/44 W	956,000	913,066
FRB Ser. 07-C31, IO, 0.236%, 4/15/47 W	9,696,585	—
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12,
Class D, 4.426%, 7/15/46 W	1,041,000	894,746
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.401%, 6/15/44 W	386,000	360,362
Ser. 12-C6, Class E, 5.00%, 4/15/45 W	581,000	507,758
Ser. 11-C4, Class F, 5.00%, 6/15/44 W	1,355,000	1,148,283
Ser. 11-C3, Class E, 5.00%, 3/15/44 W	367,000	307,632
FRB Ser. 13-C15, Class D, 4.63%, 8/15/46 W	673,004	569,845
FRB Ser. 12-C10, Class E, 4.595%, 12/15/45 W	697,000	532,769
Ser. 13-C12, Class E, 3.50%, 3/15/48	706,000	517,573
Ser. 13-C14, Class E, 3.25%, 6/15/46	934,000	676,520
		34,877,562
Residential mortgage-backed securities (non-agency) (1.0%)
American Home Mortgage Investment Trust FRB Ser. 07-1,
Class GA1C, (1 Month US LIBOR + 0.19%), 2.087%, 5/25/47	314,919	240,494
BCAP, LLC Trust 144A FRB Ser. 12-RR5, Class 4A8, (1 Month
US LIBOR + 0.17%), 2.042%, 6/26/35	807,283	797,821
Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B, (1 Month US LIBOR
+ 2.93%), 4.822%, 4/25/34	300,394	310,021
Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class B1, (1 Month
US LIBOR + 6.30%), 8.197%, 7/25/25 (Bermuda)	919,000	954,666
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D,
(1 Month US LIBOR + 0.35%), 2.247%, 3/25/37	901,355	751,901
Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 1A6, (1 Month US LIBOR + 0.82%),
2.717%, 8/25/35	767,559	683,128
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%),
2.338%, 8/25/46	587,376	509,297
Countrywide Home Loans Mortgage Pass-Through Trust FRB
Ser. 05-3, Class 1A1, (1 Month US LIBOR + 0.62%), 2.517%, 4/25/35	429,992	373,655
Federal Home Loan Mortgage Corporation Structured Agency
Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR
+ 10.00%), 11.872%, 7/25/28	1,240,468	1,669,630
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B,
(1 Month US LIBOR + 12.25%), 14.147%, 9/25/28	2,228,021	3,352,809
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B,
(1 Month US LIBOR + 11.75%), 13.647%, 8/25/28	1,137,716	1,667,586
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2,
(1 Month US LIBOR + 5.70%), 7.597%, 4/25/28	1,713,303	1,991,640
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2,
(1 Month US LIBOR + 5.55%), 7.447%, 4/25/28	146,248	164,792
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2,
(1 Month US LIBOR + 5.00%), 6.897%, 7/25/25	337,406	384,553

32 Multi-Asset Absolute Return Fund

	Principal
MORTGAGE-BACKED SECURITIES (8.0%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2,
(1 Month US LIBOR + 5.00%), 6.897%, 7/25/25	$424,515	$472,754
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1,
(1 Month US LIBOR + 4.85%), 6.747%, 10/25/29	290,000	317,458
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2,
(1 Month US LIBOR + 4.25%), 6.147%, 4/25/29	80,000	90,826
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2,
(1 Month US LIBOR + 4.00%), 5.897%, 5/25/25	157,207	172,414
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2,
(1 Month US LIBOR + 4.00%), 5.897%, 5/25/25	242,814	261,794
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2,
(1 Month US LIBOR + 3.65%), 5.547%, 9/25/29	90,000	98,557
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1,
(1 Month US LIBOR + 3.60%), 5.497%, 1/25/30	310,000	314,106
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2,
(1 Month US LIBOR + 2.80%), 4.697%, 2/25/30	130,000	135,170
GSAA Trust FRB Ser. 07-6, Class 1A1, (1 Month US LIBOR + 0.12%),
2.017%, 5/25/47	278,991	226,358
MortgageIT Trust FRB Ser. 04-1, Class M2, (1 Month US LIBOR
+ 1.01%), 2.902%, 11/25/34	352,001	342,678
Residential Accredit Loans, Inc. FRB Ser. 06-QO10, Class A1,
(1 Month US LIBOR + 0.16%), 2.057%, 1/25/37	334,008	314,615
Residential Accredit Loans, Inc. Trust FRB Ser. 06-QO5, Class 1A1,
(1 Month US LIBOR + 0.22%), 2.112%, 5/25/46	257,009	245,444
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%),
2.747%, 5/25/47	214,168	195,149
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%),
2.077%, 1/25/37	1,286,570	1,219,698
Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR6,
Class 7A2, 3.655%, 3/25/36 W	377,875	379,316
		18,638,330
Total mortgage-backed securities (cost $154,121,049)		$148,852,857

	Principal
CORPORATE BONDS AND NOTES (4.3%)*	amount	Value
Basic materials (0.5%)
A Schulman, Inc. company guaranty sr. unsec. unsub. notes
6.875%, 6/1/23	$1,275,000	$1,338,750
ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)	1,045,000	1,131,213
Cemex SAB de CV 144A company guaranty sr. sub. FRN (BBA LIBOR
USD 3 Month + 4.75%), 7.098%, 10/15/18 (Mexico)	600,000	609,000
Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%,
1/11/25 (Mexico)	2,585,000	2,614,081
Chemours Co. (The) company guaranty sr. unsec. unsub. notes
6.625%, 5/15/23	415,000	436,269
CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes
8.00%, 10/1/21	440,000	451,000

Multi-Asset Absolute Return Fund 33

		Principal
CORPORATE BONDS AND NOTES (4.3%)* cont.		amount	Value
Basic materials cont.
Mercer International, Inc. company guaranty sr. unsec. notes
7.75%, 12/1/22 (Canada)		$953,000	$1,003,033
Univar USA, Inc. 144A company guaranty sr. unsec. notes
6.75%, 7/15/23		1,468,000	1,512,040
			9,095,386
Capital goods (0.5%)
American Axle & Manufacturing, Inc. company guaranty sr. unsec.
notes 7.75%, 11/15/19		1,011,000	1,066,605
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%,
6/15/23 (Canada)		2,500,000	2,610,625
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		2,255,000	2,508,688
Gates Global, LLC/Gates Global Co. 144A company guaranty sr.
unsec. notes 6.00%, 7/15/22		1,144,000	1,158,300
TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%,
7/15/23 (United Kingdom)		467,000	490,350
ZF North America Capital, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.00%, 4/29/20		840,000	846,300
			8,680,868
Communication services (0.6%)
Altice Luxembourg SA 144A company guaranty sr. unsec. notes
7.75%, 5/15/22 (Luxembourg)		2,500,000	2,387,500
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. unsec. unsub. notes 5.125%, 12/15/21		4,215,000	4,166,738
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. unsec. unsub. notes 5.125%, 12/15/21		240,000	237,600
Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23 R		840,000	886,149
Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%,
3/1/23 (Jamaica)		200,000	183,250
Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20		1,500,000	1,582,500
Virgin Media Secured Finance PLC 144A company guaranty sr.
bonds 5.00%, 4/15/27 (United Kingdom)	GBP	425,000	578,925
Windstream Services, LLC company guaranty sr. unsec. notes
6.375%, 8/1/23		$1,955,000	1,143,675
			11,166,337
Consumer cyclicals (0.3%)
American Tire Distributors, Inc. 144A sr. unsec. sub. notes
10.25%, 3/1/22		1,000,000	527,500
Brookfield Residential Properties, Inc./Brookfield Residential
US Corp. 144A company guaranty sr. unsec. notes 6.125%,
7/1/22 (Canada)		2,500,000	2,543,750
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes
7.00%, 8/1/23		1,300,000	1,373,125
iHeartCommunications, Inc. company guaranty sr. notes 9.00%,
12/15/19 (In default) †		885,000	708,000
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes
6.50%, 4/1/23		390,000	364,728
			5,517,103

34 Multi-Asset Absolute Return Fund

	Principal
CORPORATE BONDS AND NOTES (4.3%)* cont.	amount	Value
Consumer staples (0.1%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr.
notes 4.625%, 1/15/22 (Canada)	$1,080,000	$1,082,700
Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21	1,500,000	1,545,000
		2,627,700
Energy (0.8%)
California Resources Corp. 144A company guaranty notes
8.00%, 12/15/22	198,000	170,280
Chesapeake Energy Corp. 144A company guaranty notes
8.00%, 12/15/22	861,000	912,660
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes
6.875%, 3/15/22	1,493,000	1,537,790
Petrobras Global Finance BV company guaranty sr. unsec. notes
Ser. REGS, 5.299%, 1/27/25 (Brazil)	1,064,000	1,046,444
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 7.375%, 1/17/27 (Brazil)	2,434,000	2,610,465
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 7.25%, 3/17/44 (Brazil)	526,000	522,292
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 5.75%, 2/1/29 (Brazil)	395,000	375,250
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 5.625%, 5/20/43 (Brazil)	281,000	234,635
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 8.75%, 5/23/26 (Brazil)	779,000	912,404
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.25%, 3/17/24 (Brazil)	53,000	55,650
Petroleos de Venezuela SA company guaranty sr. unsec. unsub.
notes 5.375%, 4/12/27 (Venezuela)	6,702,000	1,752,573
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
6.50%, 3/13/27 (Mexico)	248,000	256,641
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
4.50%, 1/23/26 (Mexico)	1,495,000	1,408,963
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22	1,453,000	1,514,753
		13,310,800
Financials (0.6%)
Alliant Holdings Intermediate, LLC 144A sr. unsec. notes
8.25%, 8/1/23	1,880,000	1,949,334
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	600,000	620,250
Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB
8.125%, 6/15/38	1,175,000	1,177,938
HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21	1,905,000	1,985,391
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.25%, 2/1/22	2,015,000	2,055,300
Intelsat Connect Finance SA 144A company guaranty sr. unsec.
sub. notes 12.50%, 4/1/22 (Luxembourg)	54,000	47,250
Stearns Holdings, Inc. 144A company guaranty sr. notes
9.375%, 8/15/20	1,000,000	1,015,000
TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty
sr. notes 8.50%, 9/15/18	1,000,000	952,200
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%,
10/17/22 (Russia)	1,800,000	1,851,750
		11,654,413

Multi-Asset Absolute Return Fund 35

	Principal
CORPORATE BONDS AND NOTES (4.3%)* cont.	amount	Value
Health care (0.2%)
Concordia International Corp. 144A company guaranty sr. unsec.
notes 7.00%, 4/15/23 (Canada) (In default) †	$2,275,000	$136,500
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company
guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)	400,000	288,000
HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20	1,220,000	1,276,425
Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sr.
notes 7.875%, 2/15/21	110,000	114,004
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5.875%, 5/15/23	1,841,000	1,691,419
		3,506,348
Technology (0.3%)
Avaya, Inc. 144A escrow notes 7.00%, 4/1/19	1,000,000	—
First Data Corp. 144A company guaranty sr. unsec. unsub. notes
7.00%, 12/1/23	3,000,000	3,139,140
Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22	3,315,000	3,364,725
		6,503,865
Utilities and power (0.4%)
AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25	3,529,000	3,617,225
NRG Energy, Inc. company guaranty sr. unsec. notes
7.25%, 5/15/26	3,308,000	3,527,155
Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A,
9.50%, 4/1/19	175,000	184,389
		7,328,769
Total corporate bonds and notes (cost $81,357,096)		$79,391,589

	Principal
SENIOR LOANS (2.8%)*c	amount	Value
Basic materials (0.1%)
Builders FirstSource, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 3.00%), 5.302%, 2/29/24	$2,014,682	$2,024,755
		2,024,755
Capital goods (0.2%)
Manitowac Foodservice, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 3.00%), 4.651%, 3/3/23	835,897	843,212
Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 3.00%), 4.651%, 2/5/23	428,489	431,069
TransDigm, Inc. bank term loan FRN Ser. E, (BBA LIBOR USD
3 Month + 2.75%), 4.651%, 5/14/22	426,855	428,671
TransDigm, Inc. bank term loan FRN Ser. F, (BBA LIBOR USD
3 Month + 2.75%), 4.787%, 6/9/23	770,130	773,407
Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 4.00%), 5.887%, 11/15/23	2,034,580	2,037,123
		4,513,482
Communication services (0.1%)
Asurion, LLC bank term loan FRN (BBA LIBOR USD 3 Month
+ 6.00%), 7.901%, 8/4/25	1,888,000	1,939,920
Asurion, LLC bank term loan FRN Ser. B4, (BBA LIBOR USD 3 Month
+ 2.75%), 4.651%, 8/4/22	813,763	819,018
		2,758,938

36 Multi-Asset Absolute Return Fund

	Principal
SENIOR LOANS (2.8%)*c cont.	amount	Value
Consumer cyclicals (1.3%)
Academy, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 4.00%), 5.927%, 7/2/22	$1,677,002	$1,326,928
CityCenter Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 2.50%), 4.401%, 4/18/24	706,839	710,263
CPG International, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 3.75%), 5.593%, 5/5/24	403,021	405,204
Diamond Resorts International, Inc. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 4.50%), 6.401%, 9/2/23	1,122,900	1,129,637
Golden Nugget, Inc./NV bank term loan FRN (BBA LIBOR USD
3 Month + 2.75%), 5.103%, 10/4/23	1,099,960	1,106,988
Greektown Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 3.00%), 4.901%, 4/25/24	863,475	864,285
iHeartCommunications, Inc. bank term loan FRN Ser. D, (BBA
LIBOR USD 3 Month + 6.75%), 9.052%, 1/30/19 (In default) †	1,617,000	1,277,430
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month
+ 5.00%), 7.509%, 10/16/23	3,869,250	3,847,486
Neiman Marcus Group, Ltd., Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 3.25%), 5.141%, 10/25/20	2,081,491	1,829,482
Sabre GLBL, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 2.00%), 3.984%, 2/22/24	988,173	991,261
Scientific Games International, Inc. bank term loan FRN Ser. B5,
(BBA LIBOR USD 3 Month + 2.75%), 4.539%, 8/14/24	2,679,971	2,695,976
Stars Group Holdings BV bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 3.00%), 5.312%, 3/29/25	965,206	969,067
Talbots, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month
+ 8.50%), 10.401%, 3/19/21	2,598,319	2,517,121
Talbots, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month
+ 4.50%), 6.401%, 3/19/20	659,057	650,819
Tribune Media Co. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 3.00%), 4.901%, 1/27/24	757,897	758,528
Tribune Media Co. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 3.00%), 4.901%, 12/27/20	60,808	60,808
Univision Communications, Inc. bank term loan FRN Ser. C5, (BBA
LIBOR USD 3 Month + 2.75%), 4.651%, 3/15/24	1,097,549	1,081,696
		22,222,979
Consumer staples (0.2%)
CEC Entertainment, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 3.25%), 5.151%, 2/14/21	412,800	368,837
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.50%), 5.401%, 9/7/23	4,639,350	3,615,793
		3,984,630
Energy (0.1%)
Ascent Resources — Marcellus, LLC bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 6.50%), 8.839%, 3/30/23	76,667	76,667
Chesapeake Energy Corp. bank term loan FRN (BBA LIBOR USD
3 Month + 7.50%), 9.444%, 8/23/21	1,470,000	1,555,444
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 4.75%), 6.651%, 4/16/21	782,383	784,990
		2,417,101

Multi-Asset Absolute Return Fund 37

		Principal
SENIOR LOANS (2.8%)*c cont.		amount	Value
Financials (0.2%)
Capital Automotive LP bank term loan FRN (BBA LIBOR USD
3 Month + 6.00%), 7.91%, 3/24/25		$997,613	$1,002,185
Freedom Mortgage Corp. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 4.75%), 7.036%, 2/23/22		975,000	989,625
VGD Merger Sub, LLC bank term loan FRN (BBA LIBOR USD 3 Month
+ 3.25%), 5.16%, 8/18/23		2,152,225	2,162,601
			4,154,411
Health care (0.4%)
Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.25%), 5.267%, 4/28/22		403,613	405,239
Jaguar Holding Co. II bank term loan FRN (BBA LIBOR USD 3 Month
+ 2.50%), 4.786%, 8/18/22		1,556,000	1,563,603
Kinetic Concepts, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 3.25%), 4.285%, 2/3/24		1,622,738	1,632,880
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.75%), 4.75%, 6/30/21		1,551,014	1,559,988
			5,161,710
Technology (0.1%)
First Data Corp. bank term loan FRN (BBA LIBOR USD 3 Month
+ 2.25%), 4.147%, 4/26/24		998,952	1,002,357
Infor US, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 2.75%), 4.651%, 2/1/22		628,565	631,035
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 3.00%), 4.787%, 11/3/23		860,000	857,611
			2,491,003
Utilities and power (0.1%)
Dynegy, Inc. bank term loan FRN Ser. C, (BBA LIBOR USD 3 Month +
2.50%), 4.398%, 2/7/24		1,815,144	1,826,282
			1,826,282
Total senior loans (cost $52,983,823)			$51,555,291

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (0.6%)*		amount	Value
Argentina (Republic of) sr. unsec. unsub. bonds 7.625%,
4/22/46 (Argentina)		$2,110,000	$2,041,425
Argentina (Republic of) sr. unsec. unsub. bonds 6.625%,
7/6/28 (Argentina)		200,000	193,100
Argentina (Republic of) sr. unsec. unsub. notes 6.875%,
1/26/27 (Argentina)		225,000	224,102
Argentina (Republic of) 144A sr. unsec. notes 7.125%,
8/1/27 (Argentina)		535,000	517,688
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS,
7.875%, 6/15/27 (Argentina)		275,000	280,143
Buenos Aires (Province of) unsec. FRN (Argentina Deposit Rates
BADLAR + 3.83%), 26.667%, 5/31/22 (Argentina)	ARS	13,300,000	679,317
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%,
6/15/27 (Argentina)		$1,510,000	1,536,410
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%,
3/16/24 (Argentina)		150,000	166,280
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%,
1/15/24 (Indonesia)		1,005,000	1,091,794

38 Multi-Asset Absolute Return Fund

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (0.6%)* cont.		amount	Value
Indonesia (Republic of) 144A sr. unsec. notes 5.25%,
1/17/42 (Indonesia)		$918,000	$947,958
Indonesia (Republic of) 144A sr. unsec. notes 4.75%,
1/8/26 (Indonesia)		300,000	309,375
Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%,
1/8/46 (Indonesia)		1,250,000	1,417,188
Ivory Coast (Republic of) 144A sr. unsec. notes 5.25%, 3/22/30
(Ivory Coast)	EUR	190,000	232,576
Ivory Coast (Republic of) 144A sr. unsec. bonds 6.125%, 6/15/33
(Ivory Coast)		$1,700,000	1,606,676
Total foreign government and agency bonds and notes (cost $11,600,000)			$11,244,032

		Principal
ASSET-BACKED SECURITIES (0.4%)*		amount	Value
LoanDepot Station Place Agency Securitization Trust 144A FRB
Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 2.697%, 11/25/50		$2,307,000	$2,307,000
Station Place Securitization Trust 144A FRB Ser. 18-1, Class A,
(1 Month US LIBOR + 0.90%), 2.475%, 4/24/19		4,571,000	4,571,000
Total asset-backed securities (cost $6,878,000)			$6,878,000

	Expiration	Strike
WARRANTS (0.1%)* †	date	price	Warrants	Value
Ascent Resources — Marcellus, LLC	3/30/23	$0.01	14,260	$428
China State Construction Engineering Corp., Ltd.
144A (China)	1/18/19	0.00	1,880,991	2,484,309
Halcon Resources Corp.	9/9/20	14.04	8,737	4,805
Total warrants (cost $3,025,094)				$2,489,542

PURCHASED SWAP OPTIONS OUTSTANDING (—%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Bank of America N.A.
(1.9325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325	$13,890,000	$140,150
(2.2625)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625	6,250,600	55,818
2.2625/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625	6,250,600	13,376
1.9325/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325	13,890,000	14
Citibank, N.A.
(2.518)/3 month USD-LIBOR-BBA/May-49	May-19/2.518	611,200	70,239
2.884/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.884	7,463,900	43,067
2.84/3 month USD-LIBOR-BBA/May-28	May-18/2.84	14,031,400	20,626
2.81/3 month USD-LIBOR-BBA/May-28	May-18/2.81	3,507,800	1,438
2.47/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.47	5,556,000	667
2.75/3 month USD-LIBOR-BBA/May-28	May-18/2.75	3,507,800	491
2.715/3 month USD-LIBOR-BBA/May-28	May-18/2.715	7,015,700	70
Credit Suisse International
(2.8675)/3 month USD-LIBOR-BBA/May-28	May-18/2.8675	7,463,900	77,699
(3.0925)/3 month USD-LIBOR-BBA/May-28	May-18/3.0925	14,927,700	16,868
2.80/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.80	9,951,800	14,331

Multi-Asset Absolute Return Fund 39

PURCHASED SWAP OPTIONS OUTSTANDING (—%)* cont.
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Goldman Sachs International
2.695/3 month USD-LIBOR-BBA/Oct-23	Oct-18/2.695	$1,166,800	$2,532
2.666/3 month USD-LIBOR-BBA/May-28	May-18/2.666	7,015,700	631
(2.79375)/3 month USD-LIBOR-BBA/Jun-19	Jun-18/2.79375	104,000	183
2.51125/3 month USD-LIBOR-BBA/May-20	May-18/2.51125	9,951,800	10
1.9175/3 month USD-LIBOR-BBA/Oct-19	Oct-18/1.9175	5,056,000	5
JPMorgan Chase Bank N.A.
(1.919)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919	13,890,000	141,817
(2.25)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25	6,250,600	56,318
(2.68)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.68	5,556,000	17,112
2.875/3 month USD-LIBOR-BBA/May-28	May-18/2.875	13,932,600	14,072
2.25/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25	6,250,600	13,189
1.919/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919	13,890,000	14
Morgan Stanley & Co. International PLC
(2.8225)/3 month USD-LIBOR-BBA/Oct-20	Oct-18/2.8225	19,903,700	57,124
2.78/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.78	9,951,800	12,241
(2.8375)/3 month USD-LIBOR-BBA/Aug-20	Aug-18/2.8375	69,300	142
2.355/3 month USD-LIBOR-BBA/May-19	May-18/2.355	5,556,000	6
Wells Fargo Bank, N.A.
2.50/3 month USD-LIBOR-BBA/May-20	May-18/2.50	14,927,700	15
Total purchased swap options outstanding (cost $719,270)			$770,265

PURCHASED OPTIONS	Expiration
OUTSTANDING (0.4%)*	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
Bank of America N.A.
SPDR S&P 500 ETF Trust (Put)	Apr-19/$235.00	44,633,682	$168,741	$1,308,219
Citibank, N.A.
SPDR S&P 500 ETF Trust (Put)	Jan-19/250.00	44,341,398	167,636	1,484,407
SPDR S&P 500 ETF Trust (Put)	Feb-19/240.00	45,729,547	172,884	1,235,738
JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Put)	Mar-19/245.00	45,682,729	172,707	1,574,878
SPDR S&P 500 ETF Trust (Put)	Dec-18/235.00	44,359,914	167,706	880,462
SPDR S&P 500 ETF Trust (Put)	Nov-18/225.00	47,511,551	179,621	542,463
Total purchased options outstanding (cost $7,321,996)				$7,026,167

	Principal
CONVERTIBLE BONDS AND NOTES (—%)*	amount	Value
CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20,
(acquired 2/2/17, cost $75,429) (Cayman Islands) ∆∆	$96,895	$104,647
Total convertible bonds and notes (cost $75,429)		$104,647

	Principal amount/
SHORT-TERM INVESTMENTS (51.4%)*	shares	Value
ABN AMRO Funding USA, LLC commercial paper 1.046%, 5/16/18	$9,000,000	$8,992,596
Alpine Securitization, LLC asset backed commercial paper
0.138%, 5/1/18	4,000,000	3,999,811
Apple, Inc. commercial paper 1.019%, 5/17/18	9,000,000	8,992,490
Atlantic Asset Securitization, LLC 144A asset backed commercial
paper 1.037%, 5/22/18	8,000,000	7,990,771

40 Multi-Asset Absolute Return Fund

	Principal amount/
SHORT-TERM INVESTMENTS (51.4%)* cont.		shares	Value
Australia & New Zealand Banking Group, Ltd. commercial paper
1.052%, 5/11/18		$9,000,000	$8,995,386
BPCE SA commercial paper 1.170%, 5/21/18		3,950,000	3,946,037
Fairway Finance Co., LLC asset backed commercial paper
1.036%, 5/22/18		8,500,000	8,490,152
GlaxoSmithKline, LLC commercial paper 1.308%, 5/3/18		7,000,000	6,998,982
Interest in $216,000,000 joint tri-party repurchase agreement dated 4/30/18 with RBC Capital Markets, LLC due 5/1/18 —
maturity value of $60,957,912 for an effective yield of 1.720%
(collateralized by various mortgage backed securities with
coupon rates ranging from 1.970% to 5.000% and due dates
ranging from 10/1/21 to 4/1/48, valued at $220,330,527)		60,955,000	60,955,000
Interest in $225,000,000 joint tri-party repurchase agreement dated 4/30/18 with Barclays Capital, Inc. due 5/1/18 —
maturity value of $150,007,083 for an effective yield of 1.700%
(collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.125% to 2.375% and due dates
ranging from 1/15/20 to 2/15/44, valued at $229,510,868)		150,000,000	150,000,000
Interest in $300,000,000 joint tri-party repurchase agreement dated 4/30/18 with HSBC Bank USA, National Association due
5/1/18 — maturity value of $52,183,479 for an effective yield of 1.710% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.125% to 8.125% and due
dates ranging from 9/30/18 to 5/15/46, valued at $306,000,701)		52,181,000	52,181,000
Interest in $404,000,000 joint tri-party repurchase agreement dated 4/30/18 with Citigroup Global Markets, Inc. due 5/1/18 —
maturity value of $60,590,895 for an effective yield of 1.720%
(collateralized by various U.S. Treasury notes with coupon rates ranging from 0.875% to 2.375% and due dates ranging from
5/15/19 to 5/31/21, valued at $412,080,057)		60,588,000	60,588,000
Liberty Street Funding, LLC asset backed commercial paper
1.441%, 5/22/18		5,000,000	4,994,235
Manhattan Asset Funding Co., LLC asset backed commercial
paper 0.692%, 5/9/18		13,750,000	13,743,939
MetLife Short Term Funding, LLC asset backed commercial paper
0.997%, 5/16/18		9,750,000	9,742,170
Mizuho Bank Ltd./NY commercial paper 1.903%, 5/25/18		5,000,000	4,993,621
NRW.Bank commercial paper 1.046%, 5/8/18		9,000,000	8,996,646
Prudential PLC commercial paper 0.936%, 6/18/18		7,500,000	7,479,736
Putnam Cash Collateral Pool, LLC 1.95% [d]	Shares	127,778,976	127,778,976
Putnam Short Term Investment Fund 1.88% L	Shares	229,008,895	229,008,895
Regency Markets No. 1, LLC 144A asset backed commercial paper
1.046%, 5/14/18		$9,434,000	9,427,286
Roche Holdings, Inc. commercial paper 1.085%, 5/22/18		8,500,000	8,490,583
State Street Institutional U.S. Government Money Market Fund,
Premier Class 1.63% P	Shares	10,850,000	10,850,000
Swedbank AB commercial paper 1.029%, 5/7/18		$9,000,000	8,997,025
Thunder Bay Funding, LLC asset backed commercial paper
1.045%, 5/21/18		9,750,000	9,739,308
Total Capital Canada Ltd. commercial paper 0.975%, 5/23/18		4,750,000	4,744,170
U.S. Treasury Bills 0.549%, 6/21/18 # ∆ §		7,732,000	7,713,516
U.S. Treasury Bills 0.917%, 5/17/18 # ∆ §		13,724,000	13,714,271
U.S. Treasury Bills 1.049%, 6/7/18 # ∆ §		4,394,000	4,386,600

Multi-Asset Absolute Return Fund 41

	Principal amount/
SHORT-TERM INVESTMENTS (51.4%)* cont.	shares	Value
U.S. Treasury Bills 1.243%, 5/24/18 # ∆ §	$2,945,000	$2,941,995
U.S. Treasury Bills 1.366%, 5/10/18 # ∆ §	69,602,000	69,575,290
U.S. Treasury Bills 1.527%, 7/19/18	8,196,000	8,164,434
U.S. Treasury Bills 1.691%, 7/26/18	1,396,000	1,390,064
Walmart, Inc. commercial paper 1.013%, 5/16/18	9,000,000	8,992,669
Total short-term investments (cost $958,009,132)		$957,995,654

TOTAL INVESTMENTS
Total investments (cost $2,152,348,123)		$2,213,916,180

Key to holding’s currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Key to holding’s abbreviations

ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period.
Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

42 Multi-Asset Absolute Return Fund

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2017 through April 30, 2018 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $1,863,711,295.

††† The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note’s value relative to the change in the underlying index.

† This security is non-income-producing.

∆∆ This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $118,306, or less than 0.1% of net assets.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $11,037,036 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 10).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $17,958,023 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 10).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $32,554,154 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 10).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

d Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

S Security on loan, in part or in entirety, at the close of the reporting period (Note 1).

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $209,299,227 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

Multi-Asset Absolute Return Fund 43

DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any
(as a percentage of Portfolio Value):
United States	71.6%	South Africa	1.0%
China	5.8	Thailand	0.8
South Korea	3.3	Malaysia	0.7
United Kingdom	3.0	Japan	0.7
Germany	2.8	Indonesia	0.6
Brazil	1.6	Turkey	0.6
Taiwan	1.6	Mexico	0.5
India	1.5	Other	2.5
Canada	1.4	Total	100.0%

FORWARD CURRENCY CONTRACTS at 4/30/18 (aggregate face value $603,906,284) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Buy	7/18/18	$15,524,406	$15,760,294	$(235,888)
	British Pound	Sell	6/20/18	2,144,139	2,115,014	(29,125)
	Euro	Buy	6/20/18	4,504,284	4,495,052	9,232
	Japanese Yen	Sell	5/16/18	13,325,828	13,514,125	188,297
	Norwegian Krone	Buy	6/20/18	10,310,449	10,379,772	(69,323)
	Russian Ruble	Buy	6/20/18	2,664,362	2,976,522	(312,160)
	Russian Ruble	Sell	6/20/18	2,664,362	2,927,314	262,952
	Swedish Krona	Sell	6/20/18	9,024,020	9,424,045	400,025
Barclays Bank PLC
	Australian Dollar	Buy	7/18/18	14,712,722	14,887,296	(174,574)
	British Pound	Sell	6/20/18	9,540,028	9,434,322	(105,706)
	Canadian Dollar	Sell	7/18/18	7,688,948	7,689,257	309
	Euro	Buy	6/20/18	11,807,444	11,820,597	(13,153)
	Japanese Yen	Sell	5/16/18	134,190	117,554	(16,636)
	Swedish Krona	Sell	6/20/18	14,362,166	14,651,822	289,656
Citibank, N.A.
	Australian Dollar	Buy	7/18/18	9,607,582	9,789,470	(181,888)
	Brazilian Real	Buy	7/3/18	2,753,242	2,961,932	(208,690)
	Brazilian Real	Sell	7/3/18	2,753,242	2,959,313	206,071
	British Pound	Buy	6/20/18	4,310,082	4,377,462	(67,380)
	British Pound	Sell	6/20/18	4,340,027	4,336,102	(3,925)
	Canadian Dollar	Sell	7/18/18	1,839,296	1,835,117	(4,179)
	Euro	Buy	6/20/18	6,632,802	6,665,580	(32,778)
	Japanese Yen	Sell	5/16/18	371,472	383,480	12,008
	New Zealand Dollar	Sell	7/18/18	11,433,521	11,717,402	283,881
	Swedish Krona	Sell	6/20/18	10,715,274	11,178,581	463,307
Credit Suisse International
	Australian Dollar	Buy	7/18/18	18,484,287	18,745,398	(261,111)
	British Pound	Sell	6/20/18	4,601,800	4,499,599	(102,201)
	Canadian Dollar	Sell	7/18/18	4,396,895	4,453,937	57,042
	Euro	Buy	6/20/18	12,043,300	12,112,466	(69,166)

44 Multi-Asset Absolute Return Fund

FORWARD CURRENCY CONTRACTS at 4/30/18 (aggregate face value $603,906,284) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
	Credit Suisse International cont.
	Japanese Yen	Sell	5/16/18	$3,290,916	$3,263,885	$(27,031)
	Swedish Krona	Sell	6/20/18	10,538,642	11,084,830	546,188
	Goldman Sachs International
	Australian Dollar	Buy	7/18/18	10,823,449	11,090,075	(266,626)
	Brazilian Real	Buy	7/3/18	3,708,834	3,918,687	(209,853)
	Brazilian Real	Sell	7/3/18	3,708,834	3,941,728	232,894
	British Pound	Sell	6/20/18	2,871,502	2,786,898	(84,604)
	Canadian Dollar	Sell	7/18/18	5,919,017	5,922,527	3,510
	Chinese Yuan (Offshore)	Buy	5/16/18	2,812,803	2,836,931	(24,128)
	Chinese Yuan (Offshore)	Sell	5/16/18	2,812,803	2,806,898	(5,905)
	Euro	Buy	6/20/18	10,776,515	10,858,578	(82,063)
	Japanese Yen	Buy	5/16/18	1,594,730	1,662,464	(67,734)
	New Zealand Dollar	Sell	7/18/18	154,286	105,696	(48,590)
	Norwegian Krone	Buy	6/20/18	16,530,525	16,883,497	(352,972)
	Swedish Krona	Sell	6/20/18	17,824,861	18,135,403	310,542
	HSBC Bank USA, National Association
	Australian Dollar	Buy	7/18/18	8,732,864	8,859,838	(126,974)
	British Pound	Sell	6/20/18	4,648,028	4,647,246	(782)
	Euro	Buy	6/20/18	7,734,270	7,843,462	(109,192)
	Japanese Yen	Sell	5/16/18	4,401,043	4,456,053	55,010
	Swedish Krona	Sell	6/20/18	8,626,960	9,008,328	381,368
	JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/18/18	12,221,266	12,436,862	(215,596)
	British Pound	Sell	6/20/18	8,449,053	8,560,191	111,138
	Canadian Dollar	Sell	7/18/18	5,556,745	5,557,003	258
	Euro	Buy	6/20/18	4,073,054	4,111,919	(38,865)
	Japanese Yen	Buy	5/16/18	2,735,779	2,821,322	(85,543)
	Japanese Yen	Sell	5/16/18	2,735,779	2,746,038	10,259
	New Zealand Dollar	Sell	7/18/18	4,074,415	4,127,720	53,305
	Norwegian Krone	Buy	6/20/18	8,731,356	8,919,481	(188,125)
	Russian Ruble	Buy	6/20/18	2,664,363	2,979,230	(314,867)
	Russian Ruble	Sell	6/20/18	2,664,362	2,919,337	254,975
	Swedish Krona	Sell	6/20/18	10,047,867	10,322,574	274,707
	NatWest Markets PLC
	Euro	Buy	6/20/18	9,919,509	10,057,236	(137,727)
	Euro	Sell	6/20/18	9,919,509	10,099,659	180,150
	Japanese Yen	Buy	5/16/18	4,803,511	4,918,585	(115,074)
	Japanese Yen	Sell	5/16/18	4,803,511	4,883,851	80,340
	Swedish Krona	Sell	6/20/18	9,250,536	9,655,884	405,348
	State Street Bank and Trust Co.
	Australian Dollar	Buy	7/18/18	9,560,362	9,744,080	(183,718)
	British Pound	Sell	6/20/18	8,044,180	8,039,073	(5,107)
	Canadian Dollar	Sell	7/18/18	9,007,190	9,066,362	59,172
	Euro	Buy	6/20/18	21,744,408	22,012,440	(268,032)

Multi-Asset Absolute Return Fund 45

FORWARD CURRENCY CONTRACTS at 4/30/18 (aggregate face value $603,906,284) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
State Street Bank and Trust Co. cont.
	Japanese Yen	Sell	5/16/18	$1,342,930	$1,191,861	$(151,069)
	New Zealand Dollar	Sell	7/18/18	2,687,666	2,750,489	62,823
	Norwegian Krone	Buy	6/20/18	11,003,468	11,181,285	(177,817)
	Swedish Krona	Sell	6/20/18	14,148,993	14,778,193	629,200
UBS AG
	Australian Dollar	Buy	7/18/18	6,742,440	6,867,046	(124,606)
	Canadian Dollar	Sell	7/18/18	4,453,619	4,465,497	11,878
	Euro	Buy	6/20/18	17,981,140	18,163,876	(182,736)
	Japanese Yen	Sell	5/16/18	4,872,409	4,818,449	(53,960)
	New Zealand Dollar	Sell	7/18/18	12,200,591	12,449,775	249,184
	Norwegian Krone	Buy	6/20/18	4,349,483	4,464,879	(115,396)
	Swedish Krona	Sell	6/20/18	1,442,777	1,403,726	(39,051)
WestPac Banking Corp.
	Australian Dollar	Buy	7/18/18	8,978,071	9,104,774	(126,703)
	British Pound	Buy	6/20/18	2,793,536	2,826,605	(33,069)
	Euro	Buy	6/20/18	5,035,020	5,076,331	(41,311)
	Japanese Yen	Sell	5/16/18	4,011,583	4,062,802	51,219
Unrealized appreciation						6,136,248
Unrealized depreciation						(5,892,709)
Total						$243,539

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 4/30/18 (Unaudited)
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)
DAX Index (Short)	8	$3,046,077	$3,045,808	Jun-18	$(25,716)
Euro-CAC 40 Index (Short)	225	14,999,751	14,870,684	May-18	(331,960)
FTSE 100 Index (Short)	40	4,135,221	4,108,071	Jun-18	(116,813)
S&P 500 Index E-Mini (Long)	1,359	179,934,998	179,863,650	Jun-18	(49,764)
S&P Mid Cap 400 Index E-Mini (Long)	770	144,178,650	144,151,700	Jun-18	(4,367,632)
SPI 200 Index (Short)	19	2,139,447	2,133,464	Jun-18	(2,737)
Tokyo Price Index (Long)	256	41,618,266	41,671,423	Jun-18	1,261,441
U.S. Treasury Note 10 yr (Long)	4,392	525,393,000	525,393,000	Jun-18	(1,305,233)
Unrealized appreciation					1,261,441
Unrealized depreciation					(6,199,855)
Total					$(4,938,414)

46 Multi-Asset Absolute Return Fund

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/18 (premiums $757,335) (Unaudited)
Counterparty		Notional/
Fixed Obligation % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Bank of America N.A.
(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	$6,250,600	$313
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	13,890,000	2,361
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	6,250,600	42,754
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	13,890,000	142,511
Barclays Bank PLC
2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813	14,513,000	68,937
Citibank, N.A.
(2.6325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.6325	5,556,000	1,167
(2.87)/3 month USD-LIBOR-BBA/May-28	May-18/2.87	3,507,800	3,753
3.015/3 month USD-LIBOR-BBA/May-28	May-18/3.015	7,015,700	10,243
(2.739)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.739	7,463,900	18,809
(2.93)/3 month USD-LIBOR-BBA/May-28	May-18/2.93	7,015,700	25,888
3.029/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.029	7,463,900	56,800
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663	14,513,000	96,076
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208	2,778,000	105,397
Credit Suisse International
(2.915)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.915	2,239,200	16,212
2.9675/3 month USD-LIBOR-BBA/May-28	May-18/2.9675	22,391,600	103,673
Goldman Sachs International
3.01375/3 month USD-LIBOR-BBA/Jun-19	Jun-18/3.01375	104,000	44
2.90375/3 month USD-LIBOR-BBA/Jun-19	Jun-18/2.90375	104,000	101
(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025	11,112,000	2,111
2.75125/3 month USD-LIBOR-BBA/May-20	May-18/2.75125	9,951,800	5,673
3.066/3 month USD-LIBOR-BBA/May-28	May-18/3.066	7,015,700	11,927
JPMorgan Chase Bank N.A.
(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	6,250,600	313
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	13,890,000	2,222
(2.945)/3 month USD-LIBOR-BBA/May-28	May-18/2.945	6,966,200	19,366
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	6,250,600	43,442
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77	11,112,000	57,338
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	13,890,000	144,037
Morgan Stanley & Co. International PLC
(2.71375)/3 month USD-LIBOR-BBA/May-19	May-18/2.71375	5,556,000	6
2.646/3 month USD-LIBOR-BBA/May-20	May-18/2.646	69,300	166
(2.8525)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.8525	2,239,200	11,062
2.655/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.655	19,903,700	63,095
Wells Fargo Bank, N.A.
2.74/3 month USD-LIBOR-BBA/May-20	May-18/2.74	14,927,700	8,360
Total			$1,064,157

Multi-Asset Absolute Return Fund 47

WRITTEN OPTIONS OUTSTANDING at 4/30/18 (premiums $355,094) (Unaudited)
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
Bank of America N.A.
SPDR S&P 500 ETF Trust (Call)	May-18/$278.00	$54,689,294	$206,757	$7,216
SPDR S&P 500 ETF Trust (Call)	Apr-18/279.00	56,152,828	212,290	—
Citibank, N.A.
SPDR S&P 500 ETF Trust (Call)	May-18/277.50	54,781,344	207,105	21,779
Deutsche Bank AG
SPDR S&P 500 ETF Trust (Call)	Jun-18/277.00	54,918,889	207,625	67,458
Total				$96,453

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/18 (Unaudited)
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A.
(2.203)/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.203	$1,389,000	$(17,390)	$26,058
(2.647)/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647	1,389,000	(33,997)	5,375
(2.5925)/3 month USD-LIBOR-BBA/
Jan-27 (Purchased)	Jan-19/2.5925	833,400	(18,390)	(808)
(2.785)/3 month USD-LIBOR-BBA/
Jan-47 (Purchased)	Jan-27/2.785	833,400	(55,978)	(3,625)
2.647/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647	1,389,000	(33,997)	(17,821)
2.203/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.203	1,389,000	(17,390)	(24,419)
2.5925/3 month USD-LIBOR-BBA/
Jan-27 (Purchased)	Jan-19/2.5925	833,400	(18,390)	(24,794)
2.785/3 month USD-LIBOR-BBA/
Jan-47 (Purchased)	Jan-27/2.785	833,400	(55,978)	(27,727)
(2.7175)/3 month USD-LIBOR-BBA/
Jan-47 (Written)	Jan-19/2.7175	833,400	47,136	59,380
(2.413)/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.413	1,389,000	33,432	43,851
2.7175/3 month USD-LIBOR-BBA/
Jan-47 (Written)	Jan-19/2.7175	833,400	47,136	11,668
2.413/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.413	1,389,000	33,432	(29,516)
Barclays Bank PLC
(2.205)/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.205	1,389,000	(17,390)	25,947
(2.43)/3 month USD-LIBOR-BBA/
Feb-22 (Purchased)	Feb-19/2.43	833,400	(7,278)	2,450
2.43/3 month USD-LIBOR-BBA/
Feb-22 (Purchased)	Feb-19/2.43	833,400	(7,278)	(10,451)
2.205/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.205	1,389,000	(17,390)	(24,405)

48 Multi-Asset Absolute Return Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Citibank, N.A.
(2.654)/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654	$1,389,000	$(33,997)	$5,139
2.654/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654	1,389,000	(33,997)	(17,654)
(2.42)/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.42	1,389,000	33,476	43,767
2.42/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.42	1,389,000	33,302	(29,030)
Goldman Sachs International
(2.8175)/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	166,600	(13,168)	(247)
2.8175/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	166,600	(13,168)	(4,343)
JPMorgan Chase Bank N.A.
(2.8325)/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	833,400	(72,842)	(16,401)
2.8325/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	833,400	(72,842)	(41,287)
(2.79)/3 month USD-LIBOR-BBA/
Feb-49 (Written)	Feb-19/2.79	833,400	49,535	56,712
2.79/3 month USD-LIBOR-BBA/
Feb-49 (Written)	Feb-19/2.79	833,400	49,535	20,635
Unrealized appreciation				300,982
Unrealized depreciation				(272,528)
Total				$28,454

TBA SALE COMMITMENTS OUTSTANDING at 4/30/18 (proceeds receivable $83,575,313) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value
Federal Home Loan Mortgage Corporation, 4.50%, 5/1/48	$2,000,000	4/30/18	$2,082,812
Federal Home Loan Mortgage Corporation, 4.50%, 4/1/48	2,000,000	4/30/18	2,084,766
Federal National Mortgage Association, 4.50%, 5/1/48	8,000,000	5/14/18	8,333,125
Federal National Mortgage Association, 3.50%, 5/1/48	52,000,000	5/14/18	51,634,377
Federal National Mortgage Association, 3.00%, 5/1/48	20,000,000	5/14/18	19,298,438
Total			$83,433,518

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited)
Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$15,340,000	$37,506 E	$(119,282)	6/20/28	3 month USD-	2.95% —	$(156,788)
				LIBOR-BBA —	Semiannually
Quarterly
43,500	242	281	4/9/28	2.903% —	3 month USD-	507
				Semiannually	LIBOR-BBA —
Quarterly

Multi-Asset Absolute Return Fund 49

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$280,328,000	$1,576,845	$34,110	6/20/23	2.80% —	3 month USD-	$1,610,954
				Semiannually	LIBOR-BBA —
					Quarterly
24,000	161	119	4/11/28	2.89% —	3 month USD-	273
				Semiannually	LIBOR-BBA —
					Quarterly
12,200	64	—	4/17/28	2.9075% —	3 month USD-	60
				Semiannually	LIBOR-BBA —
					Quarterly
27,750	122	151	4/19/28	2.917% —	3 month USD-	268
				Semiannually	LIBOR-BBA —
					Quarterly
280,600	1,088	(4)	4/19/28	2.923% —	3 month USD-	1,031
				Semiannually	LIBOR-BBA —
					Quarterly
14,927,700	160,771	(36,025)	4/10/28	3 month USD-	2.8435% —	(192,389)
				LIBOR-BBA —	Semiannually
				Quarterly
7,463,900	32,110	35,728	4/10/28	2.9175% —	3 month USD-	65,312
				Semiannually	LIBOR-BBA —
					Quarterly
445,493,000	3,039,153	(3,747,695)	6/20/28	3 month USD-	2.90% —	(6,786,856)
				LIBOR-BBA —	Semiannually
				Quarterly
327,400	2,961	(5)	4/19/28	3 month USD-	2.864% —	(2,911)
				LIBOR-BBA —	Semiannually
				Quarterly
24,000	343	154	5/1/28	3 month USD-	2.805% —	(189)
				LIBOR-BBA —	Semiannually
				Quarterly
47,900	285	(150)	5/1/28	2.90% —	3 month USD-	134
				Semiannually	LIBOR-BBA —
					Quarterly
3,687,000	58,406	(49)	4/3/28	3 month USD-	2.7845% —	(57,088)
				LIBOR-BBA —	Semiannually
				Quarterly
338,638,800	1,244,836 E	(416,458)	6/20/20	2.605% —	3 month USD-	828,378
				Semiannually	LIBOR-BBA —
					Quarterly
691,700	2,543 E	256	6/20/20	3 month USD-	2.605% —	2,799
				LIBOR-BBA —	Semiannually
				Quarterly
177,200	5,210 E	5,760	6/20/48	3 month USD-	2.85% —	549
				LIBOR-BBA —	Semiannually
				Quarterly
94,674,800	753,233 E	(51,542)	6/20/23	2.75% —	3 month USD-	701,690
				Semiannually	LIBOR-BBA —
					Quarterly

50 Multi-Asset Absolute Return Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$4,975,900	$80,052	$13,369	4/9/28	3 month USD-	2.7825% —	$(65,309)
				LIBOR-BBA —	Semiannually
				Quarterly
2,910,900	46,793	(41)	5/2/28	2.785% —	3 month USD-	46,751
				Semiannually	LIBOR-BBA —
					Quarterly
7,463,900	20,750	14,082	5/2/28	3 month USD-	2.935% —	(6,667)
				LIBOR-BBA —	Semiannually
				Quarterly
2,662,000	74,456	(91)	4/4/48	3 month USD-	2.854% —	(73,465)
				LIBOR-BBA —	Semiannually
				Quarterly
4,279,300	12,675 E	(16)	7/6/20	3 month USD-	2.655% —	(12,692)
				LIBOR-BBA —	Semiannually
				Quarterly
1,734,000	16,076	(23)	4/9/28	2.8605% —	3 month USD-	15,492
				Semiannually	LIBOR-BBA —
					Quarterly
2,151,500	20,030 E	(31)	5/22/28	2.866% —	3 month USD-	20,000
				Semiannually	LIBOR-BBA —
					Quarterly
2,619,200	24,065	(37)	5/10/28	2.865% —	3 month USD-	24,028
				Semiannually	LIBOR-BBA —
					Quarterly
1,503,800	14,355	(20)	4/10/28	3 month USD-	2.8575% —	(13,919)
				LIBOR-BBA —	Semiannually
				Quarterly
1,472,000	14,632	(19)	4/10/28	3 month USD-	2.853% —	(14,209)
				LIBOR-BBA —	Semiannually
				Quarterly
2,574,000	25,696	(34)	4/10/28	3 month USD-	2.8525% —	(24,957)
				LIBOR-BBA —	Semiannually
				Quarterly
1,716,000	17,206	(22)	4/10/28	3 month USD-	2.852% —	(16,714)
				LIBOR-BBA —	Semiannually
				Quarterly
11,296,000	31,346	(44)	4/10/20	2.59634% —	3 month USD-	29,598
				Semiannually	LIBOR-BBA —
					Quarterly
5,648,000	15,611	(22)	4/10/20	2.59696% —	3 month USD-	14,735
				Semiannually	LIBOR-BBA —
					Quarterly
5,648,000	15,577	(22)	4/10/20	2.59727% —	3 month USD-	14,700
				Semiannually	LIBOR-BBA —
					Quarterly
2,881,200	21,906	(24)	4/10/23	2.7375% —	3 month USD-	21,210
				Semiannually	LIBOR-BBA —
					Quarterly

Multi-Asset Absolute Return Fund 51

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$2,881,200	$21,563	$(24)	4/10/23	2.74007% —	3 month USD-	$20,863
				Semiannually	LIBOR-BBA —
					Quarterly
2,881,200	21,010	(24)	4/10/23	2.74421% —	3 month USD-	20,302
				Semiannually	LIBOR-BBA —
					Quarterly
5,752,200	15,554 E	(22)	5/10/20	2.62% —	3 month USD-	15,533
				Semiannually	LIBOR-BBA —
					Quarterly
4,287,000	55,624	(57)	4/11/28	3 month USD-	2.8183% —	(54,535)
				LIBOR-BBA —	Semiannually
				Quarterly
11,000	146	—	4/11/28	3 month USD-	2.8145% —	(143)
				LIBOR-BBA —	Semiannually
				Quarterly
2,047,000	8,859	(13)	4/12/21	2.6915% —	3 month USD-	8,466
				Semiannually	LIBOR-BBA —
					Quarterly
3,284,100	8,371	(13)	5/15/20	2.63125% —	3 month USD-	8,359
				Semiannually	LIBOR-BBA —
					Quarterly
741,000	11,207	(10)	4/13/28	3 month USD-	2.79393% —	(11,050)
				LIBOR-BBA —	Semiannually
				Quarterly
342,000	1,263	(2)	4/16/21	2.71529% —	3 month USD-	1,209
				Semiannually	LIBOR-BBA —
					Quarterly
5,277,000	12,353	(33)	4/17/21	2.764% —	3 month USD-	11,477
				Semiannually	LIBOR-BBA —
					Quarterly
5,100	43	—	4/18/28	3 month USD-	2.87% —	(42)
				LIBOR-BBA —	Semiannually
				Quarterly
23,950	105	115	4/18/28	2.917% —	3 month USD-	215
				Semiannually	LIBOR-BBA —
					Quarterly
210,500	1,863 E	(3)	5/16/28	2.87% —	3 month USD-	1,860
				Semiannually	LIBOR-BBA —
					Quarterly
34,283,000	137,509	(277)	4/18/23	2.81623% —	3 month USD-	131,523
				Semiannually	LIBOR-BBA —
					Quarterly
66,517,000	75,829	(251)	4/18/20	3 month USD-	2.6865% —	(68,119)
				LIBOR-BBA —	Semiannually
				Quarterly
1,438,000	25,890	(49)	4/18/48	3 month USD-	2.902% —	(25,655)
				LIBOR-BBA —	Semiannually
				Quarterly

52 Multi-Asset Absolute Return Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$4,999,000	$45,651	$(66)	4/19/28	2.863% —	3 month USD-	$44,739
				Semiannually	LIBOR-BBA —
					Quarterly
3,731,900	32,662	(53)	7/19/28	2.884% —	3 month USD-	32,609
				Semiannually	LIBOR-BBA —
					Quarterly
696,600	6,378	(10)	5/21/28	2.8675% —	3 month USD-	6,368
				Semiannually	LIBOR-BBA —
					Quarterly
11,000	98	—	4/19/28	3 month USD-	2.8652% —	(97)
				LIBOR-BBA —	Semiannually
				Quarterly
9,998,000	90,742	(132)	4/19/28	3 month USD-	2.86365% —	(89,181)
				LIBOR-BBA —	Semiannually
				Quarterly
747,000	6,925	(10)	4/20/28	3 month USD-	2.8615% —	(6,820)
				LIBOR-BBA —	Semiannually
				Quarterly
4,616,300	17,560	(61)	4/23/28	2.92406% —	3 month USD-	16,922
				Semiannually	LIBOR-BBA —
					Quarterly
608,000	2,272	(9)	5/29/28	2.93% —	3 month USD-	2,263
				Semiannually	LIBOR-BBA —
					Quarterly
726,500	1,631 E	(11)	5/15/28	2.945% —	3 month USD-	1,621
				Semiannually	LIBOR-BBA —
					Quarterly
6,145,000	12,474	(81)	4/24/28	2.94422% —	3 month USD-	11,694
				Semiannually	LIBOR-BBA —
					Quarterly
6,145,000	11,270	(81)	4/24/28	2.94645% —	3 month USD-	10,487
				Semiannually	LIBOR-BBA —
					Quarterly
30,557,000	19,190	(812)	4/24/20	3 month USD-	2.715% —	(17,888)
				LIBOR-BBA —	Semiannually
				Quarterly
8,859,000	19,702	(641)	4/24/28	2.942% —	3 month USD-	18,057
				Semiannually	LIBOR-BBA —
					Quarterly
3,353,600	13,418	(45)	4/25/28	3.013% —	3 month USD-	(13,827)
				Semiannually	LIBOR-BBA —
					Quarterly
3,353,600	9,672	(45)	4/25/28	3.00026% —	3 month USD-	(10,074)
				Semiannually	LIBOR-BBA —
					Quarterly
1,676,000	4,795	(22)	4/25/28	3.00% —	3 month USD-	(4,996)
				Semiannually	LIBOR-BBA —
					Quarterly

Multi-Asset Absolute Return Fund 53

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
	$5,940,000	$31,268	$(78)	4/26/28	3.0275% —	3 month USD-	$(31,896)
					Semiannually	LIBOR-BBA —
						Quarterly
	4,947,000	9,820	(40)	4/27/23	2.9459% —	3 month USD-	(10,179)
					Semiannually	LIBOR-BBA —
						Quarterly
	1,213,000	9,464	(16)	4/27/28	3.0565% —	3 month USD-	(9,573)
					Semiannually	LIBOR-BBA —
						Quarterly
	16,827,500	80,503	(223)	4/30/28	3 month USD-	3.021% —	80,589
					LIBOR-BBA —	Semiannually
					Quarterly
	16,827,500	84,945	(7,783)	4/30/28	3.024% —	3 month USD-	(93,038)
					Semiannually	LIBOR-BBA —
						Quarterly
	5,828,800	1,038	(48)	5/1/23	3 month USD-	2.907% —	990
					LIBOR-BBA —	Semiannually
					Quarterly
	8,504,000	22,280	(84)	5/2/28	3 month USD-	2.9965% —	22,197
					LIBOR-BBA —	Semiannually
					Quarterly
AUD	127,425,000	639,674 E	(715,747)	6/20/23	2.50% —	6 month AUD-	(76,073)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	309,000	2,175	(3,484)	6/20/28	2.85% —	6 month AUD-	(1,308)
					Semiannually	BBR-BBSW —
						Semiannually
CAD	88,079,000	300,674	176,035	6/20/23	3 month CAD-	2.45% —	(124,638)
					BA-CDOR —	Semiannually
					Semiannually
CAD	11,015,000	26,706 E	(27,268)	6/20/28	2.65% —	3 month CAD-	(562)
					Semiannually	BA-CDOR —
						Semiannually
CHF	42,154,000	17,185	(18,184)	6/20/23	6 month CHF-	0.05% —	(1,000)
					LIBOR-BBA —	Annually
					Semiannually
CHF	53,291,000	687,459	820,045	6/20/28	6 month CHF-	0.40% —	132,586
					LIBOR-BBA —	Annually
					Semiannually
EUR	123,765,000	902,879	(473,665)	6/20/23	6 month	0.55% —	429,215
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	127,821,000	1,893,339 E	(457,318)	6/20/28	6 month	1.15% —	1,436,022
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
GBP	21,536,000	187,498 E	(103,193)	6/20/28	6 month GBP-	1.65% —	84,305
					LIBOR-BBA —	Semiannually
					Semiannually

54 Multi-Asset Absolute Return Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
GBP	69,598,000	$337,750 E	$(130,596)	6/20/23	6 month GBP-	1.45% —	$207,154
					LIBOR-BBA —	Semiannually
					Semiannually
NOK	478,871,000	172,332 E	3,577	6/20/23	2.00% —	6 month NOK-	(168,756)
					Annually	NIBOR-NIBR —
						Semiannually
NOK	174,552,000	231,683	(27,448)	6/20/28	6 month NOK-	2.40% —	204,234
					NIBOR-NIBR —	Annually
					Semiannually
NZD	14,520,000	12,546	44,746	6/20/23	2.80% —	3 month NZD-	32,201
					Semiannually	BBR-FRA —
						Quarterly
NZD	53,170,000	185,892	(21,204)	6/20/28	3 month NZD-	3.30% —	164,689
					BBR-FRA —	Semiannually
					Quarterly
SEK	202,767,000	255,431 E	77,934	6/20/28	3 month SEK-	1.40% —	333,365
					STIBOR-SIDE —	Annually
					Quarterly
SEK	270,001,000	189,104 E	43,517	6/20/23	0.70% —	3 month SEK-	(145,586)
					Annually	STIBOR-SIDE —
						Quarterly
Total			$(5,090,913)				$(1,498,606)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited)
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Bank of America N.A.
$728,704,374	$710,064,667	$—	11/16/18	3 month USD-	Russell 1000 Total	$21,193,718
				LIBOR-BBA minus	Return Index —
				0.07% — Quarterly	Quarterly
702,867,464	708,578,020	—	11/16/18	(3 month USD-	A basket (Merrill	4,856,342
				LIBOR-BBA plus	Lynch MLFCF13) of
				0.10%) — Quarterly	common stocks —
Quarterly*
Barclays Bank PLC
518,722	515,499	—	1/12/40	4.00% (1 month	Synthetic MBX	(2,680)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
62,360	63,062	—	1/12/39	6.00% (1 month	Synthetic TRS	1,388
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

Multi-Asset Absolute Return Fund 55

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$195,890	$194,673	$—	1/12/40	4.00% (1 month	Synthetic MBX	$(1,012)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
9,188	9,243	—	1/12/38	6.50% (1 month	Synthetic TRS	157
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,229,727	3,209,661	—	1/12/40	4.00% (1 month	Synthetic MBX	(16,682)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,014,996	1,010,035	—	1/12/40	4.50% (1 month	Synthetic MBX	(3,691)
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,237,868	3,222,041	—	1/12/40	4.50% (1 month	Synthetic MBX	(11,774)
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
300,326	298,858	—	1/12/40	4.50% (1 month	Synthetic MBX	(1,092)
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,164,820	1,172,147	—	1/12/39	(6.00%) 1 month	Synthetic MBX	(9,462)
				USD-LIBOR —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
183,368	184,472	—	1/12/38	6.50% (1 month	Synthetic TRS	3,125
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
260,230	262,464	—	1/12/43	(3.50%) 1 month	Synthetic TRS	(4,174)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,438,048	2,425,693	—	1/12/40	5.00% (1 month	Synthetic MBX	(8,831)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
17,553,122	17,466,841	—	1/12/41	5.00% (1 month	Synthetic MBX	(60,973)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
19,712,205	19,677,585	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(4,141)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

56 Multi-Asset Absolute Return Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Citibank, N.A.
$1,104,041	$1,098,614	$—	1/12/41	5.00% (1 month	Synthetic MBX	$(3,835)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
530,344	527,738	—	1/12/41	5.00% (1 month	Synthetic MBX	(1,842)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
2,321,536	2,207,909	—	7/5/22	1 month USD-	HubSpot, Inc. —	115,819
				LIBOR-BBA minus	Monthly
				0.35% — Monthly
1,078,925	1,038,717	—	7/5/22	1 month USD-	ACI Worldwide,	41,227
				LIBOR-BBA minus	Inc. — Monthly
				0.35% — Monthly
7,691,485	7,017,169	—	7/5/22	1 month USD-	Kellogg Co. —	681,578
				LIBOR-BBA minus	Monthly
				0.35% — Monthly
5,134,786	5,146,271	—	7/5/22	1 month USD-	Cerner Corp. —	(6,637)
				LIBOR-BBA minus	Monthly
				0.35% — Monthly
634,711	639,094	—	7/5/22	1 month USD-	Electronics for	(3,785)
				LIBOR-BBA minus	Imaging, Inc. —
				0.35% — Monthly	Monthly
4,211,294	4,046,962	—	7/5/22	1 month USD-	Hanesbrands, Inc. —	171,016
				LIBOR-BBA minus	Monthly
				0.35% — Monthly
2,060,062	2,112,048	—	7/5/22	1 month USD-	Globus Medical,	(50,041)
				LIBOR-BBA minus	Inc. — Monthly
				0.35% — Monthly
2,812,273	2,949,690	—	7/5/22	1 month USD-	ICON PLC — Monthly	(134,761)
				LIBOR-BBA minus
				0.35% — Monthly
790,500	835,334	—	7/5/22	1 month USD-	Super Micro	(44,087)
				LIBOR-BBA minus	Computer, Inc. —
				0.35% — Monthly	Monthly
4,053,373	3,884,023	—	7/5/22	1 month USD-	Mylan NV — Monthly	173,177
				LIBOR-BBA minus
				0.35% — Monthly
1,496,548	1,566,515	—	7/5/22	1 month USD-	Paylocity Holding	(68,554)
				LIBOR-BBA minus	Corp. — Monthly
				0.35% — Monthly
5,778,193	5,704,327	—	7/5/22	1 month USD-	Quintiles IMS	79,321
				LIBOR-BBA minus	Holdings, Inc. —
				0.35% — Monthly	Monthly
3,669,446	3,782,639	—	7/5/22	1 month USD-	HealthSouth	(109,728)
				LIBOR-BBA minus	Corp. — Monthly
				0.35% — Monthly

Multi-Asset Absolute Return Fund 57

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Citibank, N.A. cont.
$4,552,782	$4,376,759	$—	7/5/22	1 month USD-	Tesla, Inc. —	$171,558
				LIBOR-BBA minus	Monthly
				1.30% — Monthly
3,234,542	3,401,631	—	7/5/22	1 month USD-	Paycom Software,	(164,034)
				LIBOR-BBA minus	Inc. — Monthly
				0.35% — Monthly
1,346,981	1,092,328	—	7/5/22	1 month USD-	Cooper Tire &	255,925
				LIBOR-BBA minus	Rubber Co. —
				0.35% — Monthly	Monthly
1,834,508	1,799,144	—	7/5/22	1 month USD-	Pegasystems, Inc. —	37,096
				LIBOR-BBA minus	Monthly
				0.35% — Monthly
4,354,627	4,287,610	—	7/5/22	1 month USD-	Ultimate Software	71,128
				LIBOR-BBA minus	Group, Inc. —
				0.35% — Monthly	Monthly
4,460,519	3,822,147	—	7/5/22	1 month USD-	Triumph Group,	642,583
				LIBOR-BBA minus	Inc. — Monthly
				0.35% — Monthly
2,596,226	2,546,904	—	7/5/22	1 month USD-	Ubiquiti Networks,	18,218
				LIBOR-BBA minus	Inc. — Monthly
				12.05% — Monthly
2,748,656	2,874,674	—	7/5/22	1 month USD-	PTC, Inc. — Monthly	(123,423)
				LIBOR-BBA minus
				0.35% — Monthly
5,460,544	5,239,348	—	7/5/22	1 month USD-	Varian Medical	226,352
				LIBOR-BBA minus	Systems, Inc. —
				0.35% — Monthly	Monthly
3,244,073	3,093,366	—	7/5/22	1 month USD-	Dycom Industries,	153,770
				LIBOR-BBA minus	Inc. — Monthly
				0.35% — Monthly
1,379,460	1,411,647	—	7/5/22	1 month USD-	Diebold Nixdorf,	(31,432)
				LIBOR-BBA minus	Inc. — Monthly
				0.35% — Monthly
500,632	505,905	—	7/5/22	1 month USD-	Under Armour, Inc.	(5,336)
				LIBOR-BBA minus	Class C — Monthly
				0.35% — Monthly
2,110,118	2,207,727	—	7/5/22	1 month USD-	Ollie’s Bargain	(95,615)
				LIBOR-BBA minus	Outlet Holdings,
				0.35% — Monthly	Inc. — Monthly
1,542,762	1,663,202	—	7/5/22	1 month USD-	Inogen, Inc. —	(118,983)
				LIBOR-BBA minus	Monthly
				0.35% — Monthly
1,201,555	1,130,996	—	7/5/22	1 month USD-	Netgear, Inc. —	71,694
				LIBOR-BBA minus	Monthly
				0.35% — Monthly
1,908,416	1,870,452	—	7/5/22	1 month USD-	Pinnacle Financial	39,766
				LIBOR-BBA minus	Partners, Inc. —
				0.35% — Monthly	Monthly

58 Multi-Asset Absolute Return Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Citibank, N.A. cont.
$3,594,266	$3,753,373	$—	7/5/22	1 month USD-	FLIR Systems, Inc. —	$(155,713)
				LIBOR-BBA minus	Monthly
				0.35% — Monthly
870,819	905,278	—	7/5/22	1 month USD-	Ebix, Inc. — Monthly	(33,903)
				LIBOR-BBA minus
				1.25% — Monthly
1,404,616	1,328,691	—	7/5/22	1 month USD-	B&G Foods, Inc. —	72,617
				LIBOR-BBA minus	Monthly
				1.85% — Monthly
13,209,922	12,982,132	—	7/5/22	1 month USD-	Nike, Inc. Class B —	240,264
				LIBOR-BBA minus	Monthly
				0.35% — Monthly
36,658,174	35,071,444	—	9/20/18	3 month USD-	MSCI Emerging	1,690,519
				LIBOR-BBA plus	Markets TR Net
				0.30% — Quarterly	USD — Quarterly
4,375,793	4,248,272	—	7/5/22	1 month USD-	Snap-on, Inc. —	131,653
				LIBOR-BBA minus	Monthly
				0.35% — Monthly
2,468,131	2,560,736	—	7/5/22	1 month USD-	West	(92,874)
				LIBOR-BBA minus	Pharmaceutical
				0.35% — Monthly	Services — Monthly
1,903,207	1,938,043	—	7/5/22	1 month USD-	KBR, Inc. — Monthly	(33,039)
				LIBOR-BBA minus
				0.35% — Monthly
1,440,908	1,521,217	—	7/5/22	1 month USD-	Varonis Systems,	(78,948)
				LIBOR-BBA minus	Inc. — Monthly
				0.35% — Monthly
1,320,249	1,287,531	—	7/5/22	1 month USD-	Aerojet Rocketdyne	33,966
				LIBOR-BBA minus	Holdings, Inc. —
				0.35% — Monthly	Monthly
1,952,708	1,872,065	—	7/5/22	1 month USD-	F.N.B. Corp. —	82,487
				LIBOR-BBA minus	Monthly
				0.35% — Monthly
1,048,356	1,039,716	—	7/5/22	1 month USD-	Select Medical	9,631
				LIBOR-BBA minus	Holdings Corp. —
				0.35% — Monthly	Monthly
229,566,744	222,727,806	—	11/27/18	3 month USD-	Russell 1000 Total	7,736,042
				LIBOR-BBA plus	Return Index —
				0.35% — Quarterly	Quarterly
683,855,875	676,332,061	—	11/27/18	(3 month USD-	A basket	(8,788,092)
				LIBOR-BBA	(CGPUTQL2) of
				plus 0.37%) —	common stocks —
				Quarterly	Quarterly*
1,401,058	1,318,243	—	7/5/22	1 month USD-	Allscripts	84,138
				LIBOR-BBA minus	Healthcare
				0.35% — Monthly	Solutions, Inc. —
					Monthly

Multi-Asset Absolute Return Fund 59

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Citibank, N.A. cont.
$1,192,722	$1,134,183	$—	7/5/22	1 month USD-	Sensient	$59,665
				LIBOR-BBA minus	Technologies
				0.35% — Monthly	Corp. — Monthly
1,971,447	2,014,329	—	7/5/22	1 month USD-	LivaNova, PLC —	(41,020)
				LIBOR-BBA minus	Monthly
				0.35% — Monthly
2,213,539	1,998,901	—	7/5/22	1 month USD-	Edgewell Personal	216,728
				LIBOR-BBA minus	Care — Monthly
				0.35% — Monthly
4,091,057	4,282,173	—	7/5/22	1 month USD-	Restoration	(190,379)
				LIBOR-BBA minus	Hardware Holdings,
				0.65% — Monthly	Inc. — Monthly
1,182,470	1,043,592	—	7/5/22	1 month USD-	Camping World	139,995
				LIBOR-BBA minus	Holdings, Inc.
				0.35% — Monthly	Class A — Monthly
1,079,540	1,111,786	—	7/5/22	1 month USD-	MINDBODY, Inc. —	(31,227)
				LIBOR-BBA minus	Monthly
				0.35% — Monthly
2,832,506	2,518,290	—	7/5/22	1 month USD-	Healthcare Services	316,891
				LIBOR-BBA minus	Group, Inc. —
				0.35% — Monthly	Monthly
81,816,151	78,695,930	—	3/19/19	3 month USD-	MSCI Daily TR Net	3,293,342
				LIBOR-BBA plus	Emerging Markets
				0.20% — Quarterly	USD — Quarterly
2,749,817	2,509,091	—	7/5/22	1 month USD-	Belden, Inc. —	243,323
				LIBOR-BBA minus	Monthly
				0.35% — Monthly
3,528,273	3,701,796	—	7/5/22	1 month USD-	Michael Kors	(170,796)
				LIBOR-BBA minus	Holdings, Ltd. —
				0.35% — Monthly	Monthly
1,174,771	1,157,826	—	7/5/22	1 month USD-	Extreme Networks,	17,853
				LIBOR-BBA minus	Inc. — Monthly
				0.35% — Monthly
1,625,094	1,539,896	—	7/5/22	1 month USD-	Owens-Illinois,	86,454
				LIBOR-BBA minus	Inc. — Monthly
				0.35% — Monthly
841,075	855,252	—	7/5/22	1 month USD-	Bottomline	(13,527)
				LIBOR-BBA minus	Technologies, Inc. —
				0.35% — Monthly	Monthly
4,025,524	4,206,716	—	7/5/22	1 month USD-	Coty, Inc. — Monthly	(180,328)
				LIBOR-BBA minus
				0.35% — Monthly
658,142	758,630	—	7/5/22	1 month USD-	Knowles Corp. —	(100,348)
				LIBOR-BBA minus	Monthly
				0.35% — Monthly
581,850	580,600	—	7/5/22	1 month USD-	Omnicell, Inc. —	1,375
				LIBOR-BBA minus	Monthly
				0.35% — Monthly

60 Multi-Asset Absolute Return Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International
$763,910	$760,155	$—	1/12/41	5.00% (1 month	Synthetic MBX	$(2,654)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
159,119	160,545	—	1/12/41	4.00% (1 month	Synthetic TRS	2,751
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
263,755	266,019	—	1/12/43	3.50% (1 month	Synthetic TRS	4,230
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
414,332	417,888	—	1/12/43	3.50% (1 month	Synthetic TRS	6,646
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
103,877	104,768	—	1/12/43	3.50% (1 month	Synthetic TRS	1,666
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
19,777	19,946	—	1/12/43	3.50% (1 month	Synthetic TRS	317
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
16,349	16,496	—	1/12/41	4.00% (1 month	Synthetic TRS	283
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,243,222	1,265,437	—	1/12/45	4.00% (1 month	Synthetic TRS	32,089
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
310,268	315,812	—	1/12/45	4.00% (1 month	Synthetic TRS	8,008
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
794,806	809,451	—	1/12/45	3.50% (1 month	Synthetic TRS	20,510
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
639,408	645,141	—	1/12/41	(4.00%) 1 month	Synthetic TRS	(11,051)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
106,984,819	107,313,583	—	7/26/18	3 month USD-	Russell 1000 Total	(321,486)
				LIBOR-BBA plus	Return Index —
				0.09% — Quarterly	Quarterly

Multi-Asset Absolute Return Fund 61

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Deutsche Bank AG
$163,128,527	$159,688,625	$—	3/7/19	(3 month USD-	A basket	$(3,214,901)
				LIBOR-BBA plus	(DBCT16LP) of
				0.31%) — Quarterly	common stocks —
Quarterly*
142,591,673	144,347,164	—	3/7/19	3 month USD-	A basket	(1,646,694)
				LIBOR-BBA minus	(DBCT16SP) of
				0.45% — Quarterly	common stocks —
Quarterly*
Goldman Sachs International
233,493	234,898	—	1/12/38	6.50% (1 month	Synthetic TRS	3,978
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
180,134	181,219	—	1/12/38	6.50% (1 month	Synthetic TRS	3,069
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
519,631	525,480	—	1/12/39	6.00% (1 month	Synthetic TRS	11,568
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
320,873	322,805	—	1/12/38	6.50% (1 month	Synthetic TRS	5,467
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
504,563	502,082	—	1/12/41	5.00% (1 month	Synthetic MBX	(1,753)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,021,241	1,019,448	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(215)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
383,649	382,976	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(81)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,094	1,107	—	1/12/39	6.00% (1 month	Synthetic TRS	24
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
201,384	203,651	—	1/12/39	6.00% (1 month	Synthetic TRS	4,483
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,398,956	1,396,499	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(294)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

62 Multi-Asset Absolute Return Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$68,784	$68,663	$—	1/12/38	(6.50%) 1 month	Synthetic MBX	$(15)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
183,386	183,064	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(38)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
7,799	7,846	—	1/12/38	6.50% (1 month	Synthetic TRS	133
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
255,892	257,432	—	1/12/38	6.50% (1 month	Synthetic TRS	4,360
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
377,010	381,253	—	1/12/39	6.00% (1 month	Synthetic TRS	8,393
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
28,756	29,014	—	1/12/41	4.00% (1 month	Synthetic TRS	497
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
12,974,771	13,027,254	—	12/15/20	(0.45%) — Monthly	Goldman Sachs	50,537
					Volatility Carry US
					Scaled 3x Excess
					Return Strategy —
					Monthly
811,731	826,236	—	1/12/45	4.00% (1 month	Synthetic TRS	20,951
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
541,509	546,158	—	1/12/43	(3.50%) 1 month	Synthetic TRS	(8,687)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
607,170	615,388	—	1/12/44	(3.00%) 1 month	Synthetic TRS	(12,509)
				USD-LIBOR —	Index 3.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
27,327,366	27,096,822	—	12/15/20	(0.30%) — Monthly	Goldman Sachs	(233,277)
					Volatility Carry
					US Excess Return
					Strategy — Monthly
7,337,643	7,313,635	—	12/15/20	(0.30%) — Monthly	Goldman Sachs	(24,741)
					Volatility Carry
					US Excess Return
					Strategy — Monthly

Multi-Asset Absolute Return Fund 63

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$15,021,228	$14,924,730	$—	12/12/18	1 month USD-	MSCI Emerging	$111,249
				LIBOR-BBA plus	Markets TR Net
				0.46% — Monthly	USD — Monthly
12,820,315	12,872,173	—	12/15/20	(0.45%) — Monthly	Goldman Sachs	49,454
					Volatility Carry US
					Scaled 3x Excess
					Return Strategy —
					Monthly
4,445,251	4,430,707	—	12/15/20	(0.30%) — Monthly	Goldman Sachs	(15,100)
					Volatility Carry
					US Excess Return
					Strategy — Monthly
74,692,495	74,657,150	—	12/15/20	(0.45%) — Monthly	Goldman Sachs	(49,350)
					Volatility Carry US
					Scaled 3x Excess
					Return Strategy —
					Monthly
14,019,544	13,901,270	—	12/15/20	(0.30%) — Monthly	Goldman Sachs	(120,026)
					Volatility Carry US
					Series 69 Excess
					Return Strategy —
					Monthly
477,308,637	476,454,785	—	12/15/20	1 month USD-	A basket	734,117
				LIBOR-BBA minus	(GSGLPWDS) of
				0.15% — Monthly	common stocks —
					Monthly*
516,056,714	514,006,925	—	12/15/20	(1 month USD-	A basket	(1,748,817)
				LIBOR-BBA plus	(GSGLPWDL) of
				0.50%) — Monthly	common stocks —
					Monthly*
371,077,718	366,831,057	—	12/15/20	(1 month USD-	A basket	(4,505,172)
				LIBOR-BBA plus	(GSCBPUR1) of
				0.44%) — Monthly	common stocks —
					Monthly*
JPMorgan Chase Bank N.A.
183,931	185,581	—	1/12/41	4.00% (1 month	Synthetic TRS	3,179
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
45,057	45,461	—	1/12/41	4.00% (1 month	Synthetic TRS	779
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
206,196	208,044	—	1/12/41	4.00% (1 month	Synthetic TRS	3,564
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly

64 Multi-Asset Absolute Return Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
JPMorgan Chase Bank N.A. cont.
$63,293,873	$63,345,366	$—	3/25/19	(1 month USD-	Energy Select	$28,316
				LIBOR-BBA plus	Sector SPDR —
				0.30%) — Monthly	Monthly
367,902,724	370,655,238	—	4/8/19	1 month USD-	A basket	(2,557,193)
				LIBOR-BBA minus	(JPCMPTSH) of
				0.50% — Monthly	common stocks —
					Monthly*
JPMorgan Securities LLC
321,919	325,687	—	1/12/44	4.00% (1 month	Synthetic TRS	6,274
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
175,035	178,260	—	1/12/45	(3.50%) 1 month	Synthetic TRS	(4,517)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
321,919	325,687	—	1/12/44	(4.00%) 1 month	Synthetic TRS	(6,274)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
633,412	644,731	—	1/12/45	(4.00%) 1 month	Synthetic TRS	(16,349)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
1,731,809	1,762,754	—	1/12/45	(4.00%) 1 month	Synthetic TRS	(44,699)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
UBS AG
236,416,214	235,856,909	—	8/21/18	1 month USD-	MSCI Emerging	658,000
				LIBOR-BBA plus	Markets TR Net
				0.25% — Monthly	USD — Monthly
Upfront premium received		—		Unrealized appreciation		45,246,793
Upfront premium (paid)		—		Unrealized depreciation		(25,542,692)
Total		$—		Total		$19,704,101

* The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (MERRILL LYNCH MLFCF13) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Microsoft Corp.	Information Technology	331,041	$30,958,919	4.37%
Alphabet, Inc. Class A	Information Technology	26,438	26,929,624	3.80%
JPMorgan Chase & Co.	Financials	203,451	22,131,367	3.12%
Apple, Inc.	Information Technology	108,288	17,895,666	2.53%
UnitedHealth Group, Inc.	Health Care	73,486	17,372,177	2.45%
Verizon Communications, Inc.	Telecommunication	316,368	15,612,772	2.20%
	Services

Multi-Asset Absolute Return Fund 65

A BASKET (MERRILL LYNCH MLFCF13) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Citigroup, Inc.	Financials	219,230	$14,966,835	2.11%
Boeing Co. (The)	Industrials	42,023	14,017,329	1.98%
Exxon Mobil Corp.	Energy	155,140	12,062,124	1.70%
Home Depot, Inc. (The)	Consumer Discretionary	63,521	11,738,671	1.66%
Johnson & Johnson	Health Care	86,750	10,973,043	1.55%
Amazon.com, Inc.	Consumer Discretionary	6,783	10,622,624	1.50%
Texas Instruments, Inc.	Information Technology	98,133	9,953,666	1.40%
Union Pacific Corp.	Industrials	73,268	9,790,797	1.38%
Valero Energy Corp.	Energy	87,505	9,706,958	1.37%
Chevron Corp.	Energy	74,065	9,266,316	1.31%
PepsiCo, Inc.	Consumer Staples	83,120	8,390,178	1.18%
Lowe’s Cos., Inc.	Consumer Discretionary	96,034	7,916,091	1.12%
NXP Semiconductor NV	Information Technology	73,302	7,689,417	1.09%
Anthem, Inc.	Health Care	30,153	7,115,689	1.00%
McDonald’s Corp.	Consumer Discretionary	40,876	6,844,237	0.97%
Ralph Lauren Corp.	Consumer Discretionary	59,353	6,519,971	0.92%
Northrop Grumman Corp.	Industrials	20,074	6,464,495	0.91%
Merck & Co., Inc.	Health Care	106,483	6,268,641	0.88%
Humana, Inc.	Health Care	20,900	6,148,254	0.87%
IBM Corp.	Information Technology	41,808	6,060,469	0.86%
HP, Inc.	Information Technology	280,425	6,026,340	0.85%
Facebook, Inc. Class A	Information Technology	34,892	6,001,351	0.85%
McKesson Corp.	Health Care	38,418	6,001,311	0.85%
Electronic Arts, Inc.	Information Technology	49,949	5,893,006	0.83%
Entergy Corp.	Utilities	70,477	5,750,201	0.81%
L3 Technologies, Inc.	Industrials	28,455	5,573,673	0.79%
Intuit, Inc.	Information Technology	30,147	5,570,927	0.79%
Eli Lilly & Co.	Health Care	68,218	5,530,401	0.78%
E*Trade Financial Corp.	Financials	90,795	5,509,415	0.78%
Marathon Petroleum Corp.	Energy	69,402	5,198,900	0.73%
Tyson Foods, Inc. Class A	Consumer Staples	72,995	5,116,956	0.72%
Southwest Airlines Co.	Industrials	92,601	4,892,135	0.69%
Celgene Corp.	Health Care	56,159	4,891,420	0.69%
Walgreens Boots Alliance, Inc.	Consumer Staples	72,336	4,806,755	0.68%
Discovery Communications, Inc.	Consumer Discretionary	201,247	4,759,481	0.67%
Class A
Cigna Corp.	Health Care	27,435	4,713,832	0.67%
Prudential Financial, Inc.	Financials	43,399	4,614,144	0.65%
Sysco Corp.	Consumer Staples	73,371	4,588,595	0.65%
Kimberly-Clark Corp.	Consumer Staples	43,445	4,498,244	0.63%
Cummins, Inc.	Industrials	27,672	4,423,652	0.62%
Ross Stores, Inc.	Consumer Discretionary	54,244	4,385,628	0.62%
AbbVie, Inc.	Health Care	45,148	4,359,060	0.62%
S&P Global, Inc.	Financials	23,009	4,339,428	0.61%
VMware, Inc. Class A	Information Technology	31,920	4,253,714	0.60%

66 Multi-Asset Absolute Return Fund

A BASKET (CGPUTQL2) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
JPMorgan Chase & Co.	Financials	175,847	$19,128,686	2.83%
Alphabet, Inc. Class A	Information Technology	14,887	15,163,604	2.24%
McDonald’s Corp.	Consumer Discretionary	80,358	13,455,216	1.99%
Apple, Inc.	Information Technology	77,401	12,791,273	1.89%
Intuit, Inc.	Information Technology	68,748	12,703,979	1.88%
Time Warner, Inc.	Consumer Discretionary	132,602	12,570,701	1.86%
Raytheon Co.	Industrials	60,912	12,483,222	1.85%
American Express Co.	Financials	126,247	12,466,905	1.84%
Constellation Brands, Inc. Class A	Consumer Staples	52,248	12,180,548	1.80%
Humana, Inc.	Health Care	41,279	12,143,375	1.80%
Cognizant Technology Solutions Corp. Information Technology		147,760	12,089,739	1.79%
Class A
Danaher Corp.	Health Care	120,223	12,060,819	1.78%
Northrop Grumman Corp.	Industrials	37,344	12,026,312	1.78%
Texas Instruments, Inc.	Information Technology	115,909	11,756,649	1.74%
PNC Financial Services Group, Inc.	Financials	80,122	11,666,606	1.72%
(The)
Occidental Petroleum Corp.	Energy	150,345	11,615,677	1.72%
eBay, Inc.	Information Technology	298,623	11,311,858	1.67%
Exxon Mobil Corp.	Energy	136,606	10,621,147	1.57%
Pfizer, Inc.	Health Care	286,190	10,477,403	1.55%
American Electric Power Co., Inc.	Utilities	145,798	10,202,957	1.51%
TJX Cos., Inc. (The)	Consumer Discretionary	120,106	10,191,036	1.51%
Honeywell International, Inc.	Industrials	66,029	9,553,010	1.41%
Lowe’s Cos., Inc.	Consumer Discretionary	106,983	8,818,626	1.30%
Johnson & Johnson	Health Care	67,891	8,587,556	1.27%
Kimberly-Clark Corp.	Consumer Staples	80,868	8,373,079	1.24%
Baxter International, Inc.	Health Care	119,464	8,302,755	1.23%
Allstate Corp. (The)	Financials	81,438	7,966,217	1.18%
Duke Energy Corp.	Utilities	98,537	7,898,739	1.17%
Marathon Petroleum Corp.	Energy	102,792	7,700,137	1.14%
Norfolk Southern Corp.	Industrials	53,521	7,678,699	1.14%
Microsoft Corp.	Information Technology	81,606	7,631,785	1.13%
Walt Disney Co. (The)	Consumer Discretionary	71,482	7,171,824	1.06%
F5 Networks, Inc.	Information Technology	43,556	7,103,479	1.05%
Red Hat, Inc.	Information Technology	42,775	6,974,906	1.03%
Facebook, Inc. Class A	Information Technology	39,439	6,783,579	1.00%
Verizon Communications, Inc.	Telecommunication	135,951	6,709,171	0.99%
	Services
Fidelity National Information Services, Information Technology		69,975	6,645,485	0.98%
Inc.
General Dynamics Corp.	Industrials	33,002	6,643,713	0.98%
HP, Inc.	Information Technology	309,057	6,641,636	0.98%
NetApp, Inc.	Information Technology	97,711	6,505,593	0.96%
Sysco Corp.	Consumer Staples	98,817	6,180,031	0.91%
Harris Corp.	Industrials	37,572	5,877,071	0.87%

Multi-Asset Absolute Return Fund 67

A BASKET (CGPUTQL2) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Applied Materials, Inc.	Information Technology	117,890	$5,855,591	0.87%
Valero Energy Corp.	Energy	51,348	5,696,055	0.84%
Ross Stores, Inc.	Consumer Discretionary	69,875	5,649,407	0.84%
Crown Holdings, Inc.	Materials	112,942	5,629,018	0.83%
Kinder Morgan, Inc.	Energy	334,302	5,288,651	0.78%
Waste Management, Inc.	Industrials	64,436	5,237,994	0.77%
Merck & Co., Inc.	Health Care	86,563	5,095,954	0.75%
UnitedHealth Group, Inc.	Health Care	21,497	5,081,845	0.75%

A BASKET (DBCT16LP) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Deutsche Lufthansa AG (Germany)	Industrials	348,099	$10,164,152	6.36%
Flight Centre Travel Group, Ltd.	Consumer Discretionary	234,619	9,900,026	6.20%
(Australia)
Qantas Airways, Ltd. (Australia)	Industrials	1,774,612	7,729,294	4.84%
3i Group PLC (United Kingdom)	Financials	585,503	7,593,468	4.76%
Anglo American PLC (United Kingdom) Materials		318,859	7,507,356	4.70%
Persimmon PLC (United Kingdom)	Consumer Discretionary	193,543	7,237,563	4.53%
E.ON SE (Germany)	Utilities	648,857	7,111,991	4.45%
JX Holdings, Inc. (Japan)	Energy	1,088,264	7,104,921	4.45%
Credit Agricole SA (France)	Financials	412,150	6,789,685	4.25%
Medipal Holdings Corp. (Japan)	Health Care	312,594	6,716,082	4.21%
Covestro AG (Germany)	Materials	73,101	6,673,488	4.18%
Rio Tinto PLC (United Kingdom)	Materials	122,531	6,659,594	4.17%
Peugeot SA (France)	Consumer Discretionary	263,859	6,509,792	4.08%
Deutsche Post AG (Germany)	Industrials	147,594	6,437,461	4.03%
Japan Airlines Co., Ltd. (Japan)	Industrials	155,948	6,142,444	3.85%
Societe Generale SA (France)	Financials	110,696	6,079,277	3.81%
AXA SA (France)	Financials	210,252	6,025,505	3.77%
Bayer AG (Germany)	Health Care	45,949	5,511,632	3.45%
Sumitomo Mitsui Financial Group, Inc.	Financials	130,885	5,442,345	3.41%
(Japan)
Mizuho Financial Group, Inc. (Japan)	Financials	2,755,556	4,996,137	3.13%
Marks & Spencer Group PLC (United	Consumer Discretionary	1,223,222	4,847,183	3.04%
Kingdom)
Sanofi (France)	Health Care	58,481	4,648,491	2.91%
Coca-Cola Amatil, Ltd. (Australia)	Consumer Staples	655,123	4,594,088	2.88%
Harvey Norman Holdings, Ltd.	Consumer Discretionary	1,372,209	3,646,058	2.28%
(Australia)
Fortescue Metals Group, Ltd.	Materials	1,051,851	3,620,592	2.27%
(Australia)

68 Multi-Asset Absolute Return Fund

A BASKET (DBCT16SP) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Santos, Ltd. (Australia)	Energy	1,789,228	$8,295,516	5.75%
Dassault Systemes SA (France)	Information Technology	62,658	8,119,197	5.62%
Groupe Eurotunnel SA (France)	Industrials	552,780	7,807,393	5.41%
Adidas AG (Germany)	Consumer Discretionary	29,936	7,374,908	5.11%
Accor SA (France)	Consumer Discretionary	129,493	7,332,997	5.08%
Infineon Technologies AG (Germany)	Information Technology	281,264	7,231,437	5.01%
Aeon Co., Ltd. (Japan)	Consumer Staples	343,226	6,861,383	4.75%
Air Liquide SA (France)	Materials	51,310	6,698,309	4.64%
Hamamatsu Photonics KK (Japan)	Information Technology	173,353	6,685,406	4.63%
Symrise AG (Germany)	Materials	82,152	6,660,052	4.61%
Weir Group PLC (The) (United	Industrials	216,902	6,381,310	4.42%
Kingdom)
Royal Bank of Scotland Group PLC	Financials	1,700,811	6,329,739	4.39%
(United Kingdom)
Cobham PLC (United Kingdom)	Industrials	3,919,195	6,213,217	4.30%
SAP AG (Germany)	Information Technology	54,303	6,063,623	4.20%
Sydney Airport (Australia)	Industrials	1,085,373	5,841,564	4.05%
MAN SE (Germany)	Industrials	49,430	5,703,392	3.95%
Odakyu Electric Railway Co., Ltd.	Industrials	256,201	5,527,900	3.83%
(Japan)
Asics Corp. (Japan)	Consumer Discretionary	291,707	5,523,571	3.83%
Ono Pharmaceutical Co., Ltd. (Japan)	Health Care	232,236	5,379,051	3.73%
Transurban Group (Units) (Australia)	Industrials	599,165	5,246,446	3.63%
Fresnillo PLC (Mexico)	Materials	284,744	5,000,458	3.46%
APA Group (Units) (Australia)	Utilities	781,990	4,928,883	3.41%
Inmarsat PLC (United Kingdom)	Telecommunication	606,425	3,141,412	2.18%
	Services

A BASKET (GSGLPWDS) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Anheuser-Busch InBev SA/NV	Consumer Staples	45,225	$4,517,691	0.95%
(Belgium)
Pembina Pipeline Corp. (Canada)	Energy	138,188	4,400,874	0.92%
Berkshire Hathaway, Inc. Class B	Financials	20,437	3,959,206	0.83%
Nestle SA (Switzerland)	Consumer Staples	49,670	3,858,314	0.81%
Prudential PLC (United Kingdom)	Financials	142,349	3,673,480	0.77%
Brookfield Asset Management, Inc.	Financials	85,358	3,383,208	0.71%
(Canada)
Telefonica SA (Spain)	Telecommunication	325,511	3,314,903	0.70%
	Services
JPMorgan Chase & Co.	Financials	28,933	3,147,356	0.66%
Heineken NV (Netherlands)	Consumer Staples	29,343	3,093,449	0.65%
Mitsubishi Estate Co., Ltd. (Japan)	Real Estate	164,650	3,016,016	0.63%
SAP AG (Germany)	Information Technology	24,709	2,757,706	0.58%
Renault SA (France)	Consumer Discretionary	24,855	2,696,572	0.57%
TransCanada Corp. (Canada)	Energy	62,381	2,644,995	0.56%

Multi-Asset Absolute Return Fund 69

A BASKET (GSGLPWDS) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Duke Energy Corp.	Utilities	32,853	$2,633,527	0.55%
Unilever NV ADR (Netherlands)	Consumer Staples	45,174	2,588,483	0.54%
Sydney Airport (Australia)	Industrials	480,992	2,581,878	0.54%
Svenska Handelsbanken AB (Sweden)	Financials	229,095	2,563,910	0.54%
Camden Property Trust R	Real Estate	30,021	2,563,812	0.54%
AvalonBay Communities, Inc. R	Real Estate	15,671	2,554,369	0.54%
Ferrovial SA (Spain)	Industrials	118,540	2,538,756	0.53%
Suncor Energy, Inc. (Canada)	Energy	64,674	2,473,211	0.52%
Intesa Sanpaolo SpA (Italy)	Financials	647,475	2,468,429	0.52%
Continental AG (Germany)	Consumer Discretionary	9,155	2,445,387	0.51%
Aeon Co., Ltd. (Japan)	Consumer Staples	121,137	2,423,965	0.51%
Tokio Marine Holdings, Inc. (Japan)	Financials	49,359	2,335,204	0.49%
Nordea Bank AB (Sweden)	Financials	228,331	2,330,598	0.49%
Danone SA (France)	Consumer Staples	28,741	2,328,553	0.49%
Industria de Diseno Textil SA (Inditex)	Consumer Discretionary	74,715	2,326,030	0.49%
(Spain)
Vermilion Energy, Inc. (Canada)	Energy	68,656	2,320,704	0.49%
Noble Energy, Inc.	Energy	68,322	2,311,346	0.49%
Eisai Co., Ltd. (Japan)	Health Care	34,364	2,308,819	0.48%
Prologis, Inc. R	Real Estate	35,428	2,299,606	0.48%
Keyera Corp. (Canada)	Energy	85,390	2,299,112	0.48%
salesforce.com, Inc.	Information Technology	18,883	2,284,608	0.48%
AstraZeneca PLC (United Kingdom)	Health Care	32,437	2,278,801	0.48%
Accor SA (France)	Consumer Discretionary	39,206	2,219,043	0.47%
Bureau Veritas SA (France)	Industrials	83,853	2,192,300	0.46%
Enbridge, Inc. (Canada)	Energy	72,302	2,189,980	0.46%
DowDuPont, Inc.	Materials	34,167	2,160,721	0.45%
Credit Suisse Group AG (Switzerland)	Financials	126,151	2,137,942	0.45%
Novartis AG (Switzerland)	Health Care	26,980	2,088,128	0.44%
Kyushu Electric Power Co., Inc. (Japan) Utilities		168,111	2,079,087	0.44%
Hang Seng Bank, Ltd. (Hong Kong)	Financials	81,389	2,069,807	0.43%
Swedbank AB Class A (Sweden)	Financials	94,535	2,061,449	0.43%
Odakyu Electric Railway Co., Ltd.	Industrials	94,492	2,040,756	0.43%
(Japan)
Hong Kong & China Gas Co., Ltd.	Utilities	964,770	2,020,834	0.42%
(Hong Kong)
Hewlett Packard Enterprise Co.	Information Technology	118,429	2,019,219	0.42%
Continental Resources, Inc.	Energy	30,470	2,012,839	0.42%
Gartner, Inc.	Information Technology	16,588	2,011,918	0.42%
Chubb, Ltd.	Financials	14,808	2,008,994	0.42%

A BASKET (GSGLPWDL) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Total SA (France)	Energy	88,721	$5,606,631	1.09%
Repsol SA (Spain)	Energy	292,806	5,604,438	1.09%

70 Multi-Asset Absolute Return Fund

A BASKET (GSGLPWDL) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Royal Dutch Shell PLC Class A (United	Energy	150,929	$5,259,004	1.02%
Kingdom)
Bank of Montreal (Canada)	Financials	65,414	4,967,888	0.97%
National Bank of Canada (Canada)	Financials	103,683	4,924,335	0.96%
Eni SpA (Italy)	Energy	251,659	4,923,226	0.96%
Valero Energy Corp.	Energy	43,269	4,799,853	0.93%
Allianz SE (Germany)	Financials	17,636	4,184,085	0.81%
Bank of Nova Scotia (The) (Canada)	Financials	65,143	4,004,137	0.78%
BP PLC (United Kingdom)	Energy	535,964	3,969,698	0.77%
Sun Life Financial, Inc. (Canada)	Financials	94,355	3,894,864	0.76%
Swiss Life Holding AG	Financials	10,806	3,799,957	0.74%
Royal Bank of Canada (Canada)	Financials	49,774	3,785,132	0.74%
Baloise Holding AG (Switzerland)	Financials	22,363	3,558,657	0.69%
Japan Post Bank Co., Ltd. (Japan)	Financials	259,467	3,531,716	0.69%
NextEra Energy, Inc.	Utilities	20,793	3,408,134	0.66%
PepsiCo, Inc.	Consumer Staples	33,343	3,365,655	0.65%
Ageas (Belgium)	Financials	62,267	3,342,365	0.65%
Amgen, Inc.	Health Care	18,925	3,301,964	0.64%
CA, Inc.	Information Technology	94,313	3,282,083	0.64%
Boliden AB (Sweden)	Materials	93,495	3,254,353	0.63%
Exelon Corp.	Utilities	81,948	3,251,695	0.63%
Enagas SA (Spain)	Energy	110,007	3,206,876	0.62%
TE Connectivity, Ltd.	Information Technology	34,905	3,202,521	0.62%
Pfizer, Inc.	Health Care	86,850	3,179,578	0.62%
Marathon Petroleum Corp.	Energy	42,376	3,174,389	0.62%
Swisscom AG (Switzerland)	Telecommunication	6,539	3,147,460	0.61%
	Services
Woodside Petroleum, Ltd. (Australia)	Energy	128,693	3,121,686	0.61%
Canadian Imperial Bank of Commerce	Financials	35,460	3,088,496	0.60%
(Canada)
Beiersdorf AG (Germany)	Consumer Staples	26,937	3,055,149	0.59%
Muenchener Rueckversicherungs-	Financials	13,093	3,003,333	0.58%
Gesellschaft AG in Muenchen
(Germany)
Eastman Chemical Co.	Materials	29,151	2,975,756	0.58%
Phillips 66	Energy	26,431	2,942,087	0.57%
Koninklijke DSM NV (Netherlands)	Materials	26,463	2,742,487	0.53%
ITOCHU Corp. (Japan)	Industrials	136,197	2,733,403	0.53%
Manulife Financial Corp. (Canada)	Financials	144,162	2,720,544	0.53%
Accenture PLC Class A	Information Technology	17,939	2,712,318	0.53%
Danaher Corp.	Health Care	26,493	2,657,792	0.52%
UGI Corp.	Utilities	54,651	2,644,541	0.51%
Central Japan Railway Co. (Japan)	Industrials	13,112	2,635,090	0.51%
NN Group NV (Netherlands)	Financials	53,054	2,542,880	0.49%
Andeavor	Energy	18,134	2,508,294	0.49%
Raytheon Co.	Industrials	12,118	2,483,484	0.48%

Multi-Asset Absolute Return Fund 71

A BASKET (GSGLPWDL) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Cognizant Technology Solutions Corp. Information Technology		30,343	$2,482,662	0.48%
Class A
WEC Energy Group, Inc.	Utilities	38,497	2,474,587	0.48%
CGI Group, Inc. Class A (Canada)	Information Technology	42,251	2,448,270	0.48%
Honeywell International, Inc.	Industrials	16,917	2,447,540	0.48%
AMETEK, Inc.	Industrials	34,904	2,436,269	0.47%
Consolidated Edison, Inc.	Utilities	30,379	2,434,295	0.47%
Klepierre R (France)	Real Estate	58,773	2,407,449	0.47%

A BASKET (GSCBPUR1) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Becton Dickinson and Co.	Health Care	33,681	$7,809,531	2.13%
Danaher Corp.	Health Care	74,474	7,471,245	2.04%
SunTrust Banks, Inc.	Financials	109,524	7,316,195	1.99%
Bank of America Corp.	Financials	244,059	7,302,253	1.99%
BlackRock, Inc.	Financials	13,867	7,231,428	1.97%
Invesco, Ltd.	Financials	234,799	6,802,114	1.85%
Kraft Heinz Co. (The)	Consumer Staples	118,993	6,708,802	1.83%
Boston Scientific Corp.	Health Care	214,195	6,151,673	1.68%
Visa, Inc. Class A	Information Technology	48,364	6,136,415	1.67%
PepsiCo, Inc.	Consumer Staples	56,768	5,730,180	1.56%
Honeywell International, Inc.	Industrials	39,397	5,700,026	1.55%
Intuitive Surgical, Inc.	Health Care	12,721	5,607,335	1.53%
Molson Coors Brewing Co. Class B	Consumer Staples	76,691	5,463,432	1.49%
Raytheon Co.	Industrials	26,422	5,414,966	1.48%
Intercontinental Exchange, Inc.	Financials	64,438	4,669,157	1.27%
Amazon.com, Inc.	Consumer Discretionary	2,880	4,510,659	1.23%
McCormick & Co., Inc. (non-voting	Consumer Staples	42,090	4,436,685	1.21%
shares)
Dr. Pepper Snapple Group, Inc.	Consumer Staples	36,504	4,379,006	1.19%
Jazz Pharmaceuticals PLC	Health Care	28,078	4,269,012	1.16%
Fortive Corp.	Industrials	55,500	3,902,206	1.06%
Bio-Rad Laboratories, Inc. Class A	Health Care	15,148	3,843,254	1.05%
Roper Technologies, Inc.	Industrials	13,424	3,546,565	0.97%
Northrop Grumman Corp.	Industrials	10,372	3,340,087	0.91%
NRG Energy, Inc.	Utilities	106,201	3,292,226	0.90%
Dentsply Sirona, Inc.	Health Care	65,319	3,288,171	0.90%
DowDuPont, Inc.	Materials	49,491	3,129,797	0.85%
Assured Guaranty, Ltd.	Financials	86,052	3,122,811	0.85%
Alphabet, Inc. Class C	Information Technology	3,047	3,099,946	0.85%
Costco Wholesale Corp.	Consumer Staples	15,543	3,064,538	0.84%
O’Reilly Automotive, Inc.	Consumer Discretionary	11,592	2,968,388	0.81%
Vertex Pharmaceuticals, Inc.	Health Care	18,562	2,843,018	0.78%
TJX Cos., Inc. (The)	Consumer Discretionary	32,961	2,796,708	0.76%
Pinnacle Foods, Inc.	Consumer Staples	46,012	2,779,146	0.76%

72 Multi-Asset Absolute Return Fund

A BASKET (GSCBPUR1) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
American Financial Group, Inc.	Financials	24,306	$2,751,873	0.75%
Fortune Brands Home & Security, Inc.	Industrials	50,044	2,736,895	0.75%
Burlington Stores, Inc.	Consumer Discretionary	19,856	2,697,390	0.74%
KKR & Co. LP	Financials	121,872	2,552,002	0.70%
Investors Bancorp, Inc.	Financials	189,217	2,529,838	0.69%
Ares Capital Corp.	Financials	156,323	2,507,420	0.68%
ON Semiconductor Corp.	Information Technology	109,325	2,413,897	0.66%
Norfolk Southern Corp.	Industrials	16,646	2,388,259	0.65%
Mastercard, Inc. Class A	Information Technology	13,069	2,329,787	0.64%
Agilent Technologies, Inc.	Health Care	34,972	2,299,063	0.63%
Dover Corp.	Industrials	24,770	2,296,166	0.63%
Arthur J. Gallagher & Co.	Financials	32,419	2,268,978	0.62%
AMETEK, Inc.	Industrials	32,269	2,252,399	0.61%
Hartford Financial Services Group,	Financials	41,732	2,246,846	0.61%
Inc. (The)
Kimberly-Clark Corp.	Consumer Staples	20,958	2,169,994	0.59%
Booking Holdings, Inc.	Consumer Discretionary	990	2,155,818	0.59%
Chevron Corp.	Energy	17,128	2,142,941	0.58%

A BASKET (JPCMPTSH) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Medtronic PLC	Health Care	94,418	$7,565,681	2.04%
Thermo Fisher Scientific, Inc.	Health Care	35,717	7,513,146	2.03%
CME Group, Inc.	Financials	46,301	7,300,809	1.97%
Estee Lauder Cos., Inc. (The) Class A	Consumer Staples	49,002	7,256,749	1.96%
3M Co.	Industrials	34,512	6,708,850	1.81%
Netflix, Inc.	Consumer Discretionary	18,196	5,685,661	1.53%
U.S. Bancorp	Financials	109,893	5,544,114	1.50%
Abbott Laboratories	Health Care	85,253	4,955,762	1.34%
Fiserv, Inc.	Information Technology	69,740	4,941,790	1.33%
Hill-Rom Holdings, Inc.	Health Care	56,935	4,886,765	1.32%
General Electric Co.	Industrials	342,380	4,817,285	1.30%
T Rowe Price Group, Inc.	Financials	42,160	4,798,611	1.29%
Franklin Resources, Inc.	Financials	142,383	4,789,780	1.29%
Exxon Mobil Corp.	Energy	57,375	4,460,881	1.20%
WestRock Co.	Materials	66,699	3,945,942	1.06%
Stryker Corp.	Health Care	23,146	3,921,323	1.06%
Xcel Energy, Inc.	Utilities	83,060	3,890,510	1.05%
Target Corp.	Consumer Discretionary	52,930	3,842,717	1.04%
NVIDIA Corp.	Information Technology	16,354	3,677,988	0.99%
Travelers Cos., Inc. (The)	Financials	27,536	3,623,801	0.98%
Kohl’s Corp.	Consumer Discretionary	57,875	3,595,181	0.97%
STERIS PLC (United Kingdom)	Health Care	37,022	3,499,328	0.94%
Baker Hughes a GE Co.	Energy	95,785	3,458,790	0.93%
Aflac, Inc.	Financials	75,351	3,433,728	0.93%

Multi-Asset Absolute Return Fund 73

A BASKET (JPCMPTSH) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Kellogg Co.	Consumer Staples	57,745	$3,401,174	0.92%
WEC Energy Group, Inc.	Utilities	52,416	3,369,315	0.91%
Coca-Cola Co. (The)	Consumer Staples	76,967	3,325,743	0.90%
Lockheed Martin Corp.	Industrials	10,045	3,222,706	0.87%
Clorox Co. (The)	Consumer Staples	27,156	3,182,729	0.86%
Intel Corp.	Information Technology	59,908	3,092,443	0.83%
Duke Energy Corp.	Utilities	37,561	3,010,891	0.81%
Progressive Corp. (The)	Financials	48,831	2,944,046	0.79%
PerkinElmer, Inc.	Health Care	40,055	2,938,430	0.79%
Invitation Homes, Inc. R	Real Estate	123,463	2,856,926	0.77%
Consolidated Edison, Inc.	Utilities	35,527	2,846,744	0.77%
Commerce Bancshares, Inc./MO	Financials	44,288	2,813,154	0.76%
Textron, Inc.	Industrials	44,315	2,753,721	0.74%
Dominion Energy, Inc.	Utilities	39,862	2,653,205	0.72%
Brown-Forman Corp. Class B	Consumer Staples	47,252	2,648,006	0.71%
IBM Corp.	Information Technology	18,039	2,614,883	0.71%
Banco Bradesco SA ADR (Brazil)	Financials	264,241	2,589,563	0.70%
Altria Group, Inc.	Consumer Staples	44,262	2,483,522	0.67%
United Parcel Service, Inc. Class B	Industrials	21,652	2,457,451	0.66%
Tapestry, Inc.	Consumer Discretionary	45,541	2,448,721	0.66%
FedEx Corp.	Industrials	9,868	2,439,267	0.66%
Federated Investors, Inc.	Financials	87,419	2,313,973	0.62%
Ecolab, Inc.	Materials	15,741	2,278,848	0.61%
Bank of New York Mellon Corp. (The)	Financials	40,811	2,224,619	0.60%
Prudential Financial, Inc.	Financials	20,824	2,213,996	0.60%
Illinois Tool Works, Inc.	Industrials	15,061	2,138,935	0.58%

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/18 (Unaudited)
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6	BBB–/P	$4,580	$67,000	$8,368	5/11/63	300 bp —	$(3,755)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	6,498	114,000	14,239	5/11/63	300 bp —	(7,684)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	15,001	243,000	30,351	5/11/63	300 bp —	(15,228)
Index						Monthly
Barclays Bank PLC
CMBX NA BBB–.6	BBB–/P	26,163	236,000	29,476	5/11/63	300 bp —	(3,195)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	8,583	1,527,000	140,942	1/17/47	300 bp —	(131,596)
Index						Monthly

74 Multi-Asset Absolute Return Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/18 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BBB–.6	BBB–/P	$52,811	$372,000	$46,463	5/11/63	300 bp —	$6,535
Index						Monthly
CMBX NA BBB–.6	BBB–/P	32,612	240,000	29,976	5/11/63	300 bp —	2,756
Index						Monthly
CMBX NA BBB–.6	BBB–/P	457,962	2,800,000	349,720	5/11/63	300 bp —	109,642
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,059,532	7,499,000	936,625	5/11/63	300 bp —	126,656
Index						Monthly
Credit Suisse International
CMBX NA BBB–.6	BBB–/P	71,861	627,000	78,312	5/11/63	300 bp —	(6,137)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	72,306	684,000	85,432	5/11/63	300 bp —	(12,784)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	116,901	1,019,000	127,273	5/11/63	300 bp —	(9,863)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	205,534	1,623,000	202,713	5/11/63	300 bp —	3,633
Index						Monthly
CMBX NA BBB–.6	BBB–/P	721,671	4,500,000	562,050	5/11/63	300 bp —	161,871
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,456,026	9,100,000	1,136,590	5/11/63	300 bp —	323,986
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,772,105	16,574,000	2,070,093	5/11/63	300 bp —	(289,701)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	41,182	521,000	48,088	1/17/47	300 bp —	(6,646)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	1,055,135	14,275,000	1,317,583	1/17/47	300 bp —	(255,311)
Index						Monthly
Goldman Sachs International
CMBX NA A.6	A/P	40,406	794,000	20,962	5/11/63	200 bp —	19,709
Index						Monthly
CMBX NA BBB–.6	BBB–/P	12,819	162,000	20,234	5/11/63	300 bp —	(7,334)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	14,345	170,000	21,233	5/11/63	300 bp —	(6,802)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	15,423	178,000	22,232	5/11/63	300 bp —	(6,721)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	21,266	252,000	31,475	5/11/63	300 bp —	(10,083)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	32,134	292,000	36,471	5/11/63	300 bp —	(4,191)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	22,005	323,000	40,343	5/11/63	300 bp —	(18,177)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	43,866	508,000	63,449	5/11/63	300 bp —	(19,329)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	72,333	521,000	65,073	5/11/63	300 bp —	7,522
Index						Monthly

Multi-Asset Absolute Return Fund 75

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/18 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6	BBB–/P	$54,650	$727,000	$90,802	5/11/63	300 bp —	$(35,789)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	43,204	871,000	108,788	5/11/63	300 bp —	(65,149)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	113,818	1,020,000	127,398	5/11/63	300 bp —	(13,070)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	113,818	1,020,000	127,398	5/11/63	300 bp —	(13,070)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	90,667	1,094,000	136,641	5/11/63	300 bp —	(45,427)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	123,458	1,108,000	138,389	5/11/63	300 bp —	(14,377)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	67,079	1,286,000	160,621	5/11/63	300 bp —	(92,899)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	217,829	2,012,000	251,299	5/11/63	300 bp —	(32,464)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	440,741	3,998,000	499,350	5/11/63	300 bp —	(56,610)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	171,603	2,462,000	227,243	1/17/47	300 bp —	(54,408)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	669,890	9,063,000	836,515	1/17/47	300 bp —	(162,093)
Index						Monthly
JPMorgan Securities LLC
CMBX NA BBB–.6	BBB–/P	24,622	173,000	21,608	5/11/63	300 bp —	3,100
Index						Monthly
CMBX NA A.6	A/P	20,595	718,000	18,955	5/11/63	200 bp —	1,879
Index						Monthly
CMBX NA A.6	A/P	643,597	10,000,000	264,000	5/11/63	200 bp —	382,930
Index						Monthly
CMBX NA BBB–.6	BBB–/P	8,396	64,000	7,994	5/11/63	300 bp —	434
Index						Monthly
CMBX NA BBB–.6	BBB–/P	16,271	125,000	15,613	5/11/63	300 bp —	721
Index						Monthly
CMBX NA BBB–.6	BBB–/P	27,778	215,000	26,854	5/11/63	300 bp —	1,032
Index						Monthly
CMBX NA BBB–.6	BBB–/P	32,836	250,000	31,225	5/11/63	300 bp —	1,736
Index						Monthly
CMBX NA BBB–.6	BBB–/P	45,235	397,000	49,585	5/11/63	300 bp —	(4,152)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	44,073	419,000	52,333	5/11/63	300 bp —	(8,051)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	57,483	480,000	59,952	5/11/63	300 bp —	(2,229)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	85,183	774,000	96,673	5/11/63	300 bp —	(11,103)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	98,250	786,000	98,171	5/11/63	300 bp —	472
Index						Monthly

76 Multi-Asset Absolute Return Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/18 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.6	BBB–/P	$126,171	$812,000	$101,419	5/11/63	300 bp —	$25,159
Index						Monthly
CMBX NA BBB–.6	BBB–/P	108,628	992,000	123,901	5/11/63	300 bp —	(14,777)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	203,856	1,725,000	215,453	5/11/63	300 bp —	(10,734)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	246,141	1,746,000	218,075	5/11/63	300 bp —	28,939
Index						Monthly
CMBX NA BBB–.6	BBB–/P	212,098	1,891,000	236,186	5/11/63	300 bp —	(23,142)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	219,602	1,935,000	241,682	5/11/63	300 bp —	(21,112)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	220,988	2,012,000	251,299	5/11/63	300 bp —	(29,304)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	529,695	3,749,000	468,250	5/11/63	300 bp —	63,320
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,059,532	7,499,000	936,625	5/11/63	300 bp —	126,656
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,363,482	8,300,000	1,036,670	5/11/63	300 bp —	330,962
Index						Monthly
CMBX NA BBB–.6	BBB–/P	2,352,882	13,374,000	1,670,413	5/11/63	300 bp —	689,159
Index						Monthly
Merrill Lynch International
CMBX NA BBB–.6	BBB–/P	2,200,590	14,999,000	1,873,375	5/11/63	300 bp —	334,713
Index						Monthly
Morgan Stanley & Co. International PLC
CMBX NA BBB–.6	BBB–/P	428,255	3,096,000	386,690	5/11/63	300 bp —	43,113
Index						Monthly
Upfront premium received		19,934,056		Unrealized appreciation			2,796,635
Upfront premium (paid)		—		Unrealized depreciation			(1,524,497)
Total		$19,934,056		Total			$1,272,138

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2018. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Multi-Asset Absolute Return Fund 77

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/18 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.7 Index	$(74,602)	$475,000	$76,380	1/17/47	(500 bp) —	$1,382
					Monthly
CMBX NA BB.7 Index	(77,563)	475,000	76,380	1/17/47	(500 bp) —	(1,578)
					Monthly
Credit Suisse International
CMBX NA BB.7 Index	(157,954)	8,949,000	1,911,506	5/11/63	(500 bp) —	1,746,095
					Monthly
CMBX NA BB.7 Index	(183,568)	1,116,000	179,453	1/17/47	(500 bp) —	(5,045)
					Monthly
Goldman Sachs International
CMBX NA BB.6 Index	(544,539)	5,323,000	1,136,993	5/11/63	(500 bp) —	588,018
					Monthly
CMBX NA BB.7 Index	(114,252)	755,000	121,404	1/17/47	(500 bp) —	6,522
					Monthly
CMBX NA BB.6 Index	(4,822)	33,000	7,049	5/11/63	(500 bp) —	2,200
					Monthly
CMBX NA BB.7 Index	(296,107)	1,622,000	260,818	1/17/47	(500 bp) —	(36,641)
					Monthly
CMBX NA BB.7 Index	(139,103)	849,000	136,519	1/17/47	(500 bp) —	(3,292)
					Monthly
CMBX NA BB.7 Index	(44,127)	261,000	41,969	1/17/47	(500 bp) —	(2,376)
					Monthly
CMBX NA BB.7 Index	(19,899)	98,000	15,758	1/17/47	(500 bp) —	(4,222)
					Monthly
JPMorgan Securities LLC
CMBX NA BB.7 Index	(64,555)	333,000	53,546	1/17/47	(500 bp) —	(11,287)
					Monthly
CMBX NA BB.6 Index	(30,448)	210,000	44,856	5/11/63	(500 bp) —	14,233
					Monthly
CMBX NA BB.6 Index	(22,469)	169,000	36,098	5/11/63	(500 bp) —	13,489
					Monthly
CMBX NA BB.6 Index	(15,102)	105,000	22,428	5/11/63	(500 bp) —	7,239
					Monthly
CMBX NA BB.7 Index	(299,309)	1,622,000	260,818	1/17/47	(500 bp) —	(39,843)
					Monthly
CMBX NA BB.7 Index	(229,896)	1,150,000	184,920	1/17/47	(500 bp) —	(45,934)
					Monthly
CMBX NA BB.7 Index	(145,891)	932,000	149,866	1/17/47	(500 bp) —	3,198
					Monthly
CMBX NA BB.7 Index	(74,602)	475,000	76,380	1/17/47	(500 bp) —	1,382
					Monthly
CMBX NA BB.7 Index	(71,862)	460,000	73,968	1/17/47	(500 bp) —	1,723
					Monthly
CMBX NA BB.7 Index	(60,253)	371,000	59,657	1/17/47	(500 bp) —	(905)
					Monthly
CMBX NA BB.7 Index	(51,772)	324,000	52,099	1/17/47	(500 bp) —	57
					Monthly

78 Multi-Asset Absolute Return Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/18 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BB.7 Index	$(50,145)	$305,000	$49,044	1/17/47	(500 bp) —	$(1,355)
					Monthly
CMBX NA BB.7 Index	(17,804)	104,000	16,723	1/17/47	(500 bp) —	(1,167)
					Monthly
CMBX NA BB.7 Index	(12,303)	81,000	13,025	1/17/47	(500 bp) —	654
					Monthly
CMBX NA BBB–.7 Index	(715,839)	6,526,000	602,350	1/17/47	(300 bp) —	(116,753)
					Monthly
CMBX NA BBB–.7 Index	(194,839)	1,746,000	161,156	1/17/47	(300 bp) —	(34,556)
					Monthly
CMBX NA BBB–.7 Index	(48,040)	893,000	82,424	1/17/47	(300 bp) —	33,937
					Monthly
CMBX NA BBB–.7 Index	(85,062)	812,000	74,948	1/17/47	(300 bp) —	(10,521)
					Monthly
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	(315,451)	3,096,000	285,761	1/17/47	(300 bp) —	(31,239)
					Monthly
CMBX NA BB.7 Index	(67,176)	359,000	57,727	1/17/47	(500 bp) —	(9,748)
					Monthly
Upfront premium received	—		Unrealized appreciation			2,420,129
Upfront premium (paid)	(4,229,354)		Unrealized depreciation			(356,462)
Total	$(4,229,354)		Total			$2,063,667

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED
at 4/30/18 (Unaudited)

	Upfront
	premium			Termi-	Payments	Unrealized
Referenced	received	Notional		nation	(paid)	appreciation/
debt*	(paid)**	amount	Value	date	by fund	(depreciation)
NA HY Series 30	$19,343,752	$310,001,000	$21,441,219	6/20/23	(500 bp) —	$(3,561,361)
Index					Quarterly
Total	$19,343,752					$(3,561,361)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Multi-Asset Absolute Return Fund 79

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks * :
Basic materials	$8,457,041	$24,305,365	$—
Capital goods	—	9,988,682	—
Communication services	19,027,698	11,624,156	—
Consumer cyclicals	5,229,076	31,395,306	—
Consumer staples	4,666,065	10,305,987	—
Energy	8,992,628	2,282,529	—
Financials	7,947,524	88,669,946	—
Health care	4,896,923	6,845,191	—
Technology	21,737,358	56,633,625	—
Transportation	—	3,770,773	—
Utilities and power	5,571,282	9,645,072	—
Total common stocks	86,525,595	255,466,632	—

Asset-backed securities	—	6,878,000	—
Commodity linked notes	—	183,728,798	—
Convertible bonds and notes	—	104,647	—
Corporate bonds and notes	—	79,391,589	—
Foreign government and agency bonds and notes	—	11,244,032	—
Investment companies	181,797,069	—	—
Mortgage-backed securities	—	148,852,857	—
Purchased options outstanding	—	7,026,167	—
Purchased swap options outstanding	—	770,265	—
Senior loans	—	51,555,291	—
U.S. government and agency mortgage obligations	—	224,072,309	—
U.S. treasury obligations	—	16,017,733	—
Warrants	4,805	2,484,737	—
Short-term investments	239,858,895	718,136,759	—
Totals by level	$508,186,364	$1,705,729,816	$—

80 Multi-Asset Absolute Return Fund

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$243,539	$—
Futures contracts	(4,938,414)	—	—
Written options outstanding	—	(96,453)	—
Written swap options outstanding	—	(1,064,157)	—
Forward premium swap option contracts	—	28,454	—
TBA sale commitments	—	(83,433,518)	—
Interest rate swap contracts	—	3,592,307	—
Total return swap contracts	—	19,704,101	—
Credit default contracts	—	(35,274,010)	—
Totals by level	$(4,938,414)	$(96,299,737)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in Note 1), did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

The accompanying notes are an integral part of these financial statements.

Multi-Asset Absolute Return Fund 81

Statement of assets and liabilities 4/30/18 (Unaudited)

ASSETS
Investment in securities, at value, including $119,063,050 of securities on loan (Notes 1 and 10):
Unaffiliated issuers (identified cost $1,471,836,252)	$1,533,404,309
Affiliated issuers (identified cost $356,787,871) (Notes 1 and 5)	356,787,871
Repurchase agreements (identified cost $323,724,000) (Note 1)	323,724,000
Cash	5,192,460
Foreign currency (cost $5,886,009) (Note 1)	5,887,510
Dividends, interest and other receivables	398,234
Receivable for shares of the fund sold	118,379,388
Receivable for investments sold	83,142,668
Receivable for sales of delayed delivery securities (Note 1)	69,540,977
Receivable for variation margin on futures contracts (Note 1)	98,394
Receivable for variation margin on centrally cleared swap contracts (Note 1)	2,291,778
Unrealized appreciation on forward premium swap option contracts (Note 1)	300,982
Unrealized appreciation on forward currency contracts (Note 1)	6,136,248
Unrealized appreciation on OTC swap contracts (Note 1)	50,463,557
Premium paid on OTC swap contracts (Note 1)	4,229,354
Prepaid assets	77,153
Total assets	2,560,054,883

LIABILITIES
Payable for investments purchased	171,538,698
Payable for purchases of delayed delivery securities (Note 1)	205,326,049
Payable for shares of the fund repurchased	9,078,037
Payable for compensation of Manager (Note 2)	745,001
Payable for custodian fees (Note 2)	119,323
Payable for investor servicing fees (Note 2)	418,635
Payable for Trustee compensation and expenses (Note 2)	262,120
Payable for administrative services (Note 2)	11,084
Payable for distribution fees (Note 2)	347,074
Payable for variation margin on futures contracts (Note 1)	456,916
Payable for variation margin on centrally cleared swap contracts (Note 1)	1,407,708
Unrealized depreciation on OTC swap contracts (Note 1)	27,423,651
Premium received on OTC swap contracts (Note 1)	19,934,056
Unrealized depreciation on forward currency contracts (Note 1)	5,892,709
Unrealized depreciation on forward premium swap option contracts (Note 1)	272,528
Written options outstanding, at value (premiums $1,112,429) (Note 1)	1,160,610
TBA sale commitments, at value (proceeds receivable $83,575,313) (Note 1)	83,433,518
Collateral on securities loaned, at value (Note 1)	127,778,976
Collateral on certain derivative contracts, at value (Notes 1 and 10)	40,024,319
Other accrued expenses	712,576
Total liabilities	696,343,588

Net assets	$1,863,711,295

(Continued on next page)

82 Multi-Asset Absolute Return Fund

Statement of assets and liabilities cont.

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1, 4 and 8)	$1,833,791,892
Distributions in excess of net investment income (Notes 1 and 8)	(11,282,088)
Accumulated net realized loss on investments and foreign currency transactions (Notes 1 and 8)	(33,705,871)
Net unrealized appreciation of investments and assets and liabilities in foreign currencies	74,907,362
Total — Representing net assets applicable to capital shares outstanding	$1,863,711,295

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($457,684,185 divided by 38,301,184 shares)	$11.95
Offering price per class A share (100/94.25 of $11.95)*	$12.68
Net asset value and offering price per class B share ($35,736,811 divided by 3,073,305 shares)**	$11.63
Net asset value and offering price per class C share ($254,701,365 divided by 21,965,107 shares)**	$11.60
Net asset value and redemption price per class M share ($9,554,302 divided by 816,099 shares)	$11.71
Offering price per class M share (100/96.50 of $11.71)*	$12.13
Net asset value, offering price and redemption price per class P share
($216,643,955 divided by 18,046,045 shares)	$12.01
Net asset value, offering price and redemption price per class R share
($5,277,894 divided by 448,498 shares)	$11.77
Net asset value, offering price and redemption price per class R6 share
($15,371,519 divided by 1,276,365 shares)	$12.04
Net asset value, offering price and redemption price per class Y share
($868,741,264 divided by 72,444,392 shares)	$11.99

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Multi-Asset Absolute Return Fund 83

Statement of operations Six months ended 4/30/18 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $1,727,164 from investments in affiliated issuers) (Note 5)	$11,006,816
Dividends (net of foreign tax of $350,714)	3,352,937
Securities lending (net of expenses) (Notes 1 and 5)	72,466
Total investment income	14,432,219

EXPENSES
Compensation of Manager (Note 2)	3,668,813
Investor servicing fees (Note 2)	801,981
Custodian fees (Note 2)	118,536
Trustee compensation and expenses (Note 2)	27,361
Distribution fees (Note 2)	1,187,597
Administrative services (Note 2)	18,992
Other	553,137
Fees waived and reimbursed by Manager (Note 2)	(170,953)
Total expenses	6,205,464

Expense reduction (Note 2)	(16,120)
Net expenses	6,189,344

Net investment income	8,242,875

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	8,903,700
Foreign currency transactions (Note 1)	(140,386)
Forward currency contracts (Note (1)	(5,929,157)
Futures contracts (Note 1)	812,977
Swap contracts (Note 1)	(10,637,438)
Written options (Note 1)	3,684,155
Total net realized loss	(3,306,149)
Change in net unrealized appreciation (depreciation) on:
Securities in unaffiliated issuers and TBA sale commitments	(15,613,115)
Assets and liabilities in foreign currencies	(69,003)
Forward currency contracts	1,557,921
Futures contracts	(11,917,169)
Swap contracts	12,852,714
Written options	(2,575,024)
Total change in net unrealized depreciation	(15,763,676)

Net loss on investments	(19,069,825)

Net decrease in net assets resulting from operations	(10,826,950)

The accompanying notes are an integral part of these financial statements.

84 Multi-Asset Absolute Return Fund

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 4/30/18*	Year ended 10/31/17
Operations
Net investment income	$8,242,875	$23,774,932
Net realized gain (loss) on investments
and foreign currency transactions	(3,306,149)	60,680,717
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	(15,763,676)	18,371,890
Net increase (decrease) in net assets resulting
from operations	(10,826,950)	102,827,539
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(5,123,104)	—
Class B	(241,387)	—
Class C	(1,743,113)	—
Class M	(69,447)	—
Class P	(2,075,314)	—
Class R	(82,384)	—
Class R6	(207,135)	—
Class Y	(13,706,895)	—
From net realized long-term gain on investments
Class A	(1,389,316)	—
Class B	(118,837)	—
Class C	(802,585)	—
Class M	(26,299)	—
Class P	(469,329)	—
Class R	(23,024)	—
Class R6	(47,686)	—
Class Y	(3,273,288)	—
Increase in capital from settlement payments	14,004	—
Increase (decrease) from capital share transactions
(Notes 4 and 8)	735,692,997	(156,865,903)
Total increase (decrease) in net assets	695,480,908	(54,038,364)

NET ASSETS
Beginning of period	1,168,230,387	1,222,268,751
End of period (including distributions in excess of net
investment income of $11,282,088 and undistributed net
investment income of $16,555,998, respectively)	$1,863,711,295	$1,168,230,387

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Multi-Asset Absolute Return Fund 85

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS							RATIOS AND SUPPLEMENTAL DATA
														Ratio of net
	Net asset	Net	Net realized			From							Ratio of	investment
	value,	investment	and unrealized	Total from	From	net realized			Non-recurring	Net asset	Total return	Net assets,	expenses	income (loss)
	beginning	income	gain (loss) on	investment	net investment	gain on	From	Total	reimburse-	value, end	at net asset	end of period	to average	to average	Portfolio
Period ended	of period	(loss) [a]	investments	operations	income	investments	return of capital	distributions	ments	of period	value (%) [b]	(in thousands)	net assets (%) [c]	net assets (%)	turnover (%)
Class A
April 30, 2018**	$12.34	.08	(.17)	(.09)	(.24)	(.06)	—	(.30)	—[h]	$11.95	(.78)*	$457,684	.57d,i*	.70d*	245e*
October 31, 2017	11.28	.24	.82	1.06	—	—	—	—	—	12.34	9.40	262,943	1.16	2.01	559[e]
October 31, 2016	12.45	.25	(.50)	(.25)	(.78)	(.12)	(.02)	(.92)	—	11.28	(1.81)	316,497	1.19[d]	2.21[d]	578[e]
October 31, 2015	12.71	.20	.30	.50	(.19)	(.57)	—	(.76)	—	12.45	4.04	424,484	1.26	1.60	563[e]
October 31, 2014	12.17	.20	.48	.68	(.14)	—	—	(.14)	—	12.71	5.65	328,250	1.24	1.63	313[e]
October 31, 2013	11.78	.24	.16	.40	(.01)	—	—	(.01)	—	12.17	3.42	346,385	1.25	2.04	199[f]
Class B
April 30, 2018**	$11.95	.04	(.17)	(.13)	(.13)	(.06)	—	(.19)	—[h]	$11.63	(1.09)*	$35,737	.95d,i*	.33d*	245e*
October 31, 2017	11.01	.15	.79	.94	—	—	—	—	—	11.95	8.54	23,289	1.91	1.30	559[e]
October 31, 2016	12.16	.16	(.47)	(.31)	(.70)	(.12)	(.02)	(.84)	—	11.01	(2.50)	28,632	1.94[d]	1.45[d]	578[e]
October 31, 2015	12.44	.10	.29	.39	(.10)	(.57)	—	(.67)	—	12.16	3.18	30,905	2.01	.85	563[e]
October 31, 2014	11.91	.11	.47	.58	(.05)	—	—	(.05)	—	12.44	4.92	28,072	1.99	.88	313[e]
October 31, 2013	11.60	.15	.16	.31	—	—	—	—	—	11.91	2.67	28,175	2.00	1.29	199[f]
Class C
April 30, 2018**	$11.93	.04	(.17)	(.13)	(.14)	(.06)	—	(.20)	—[h]	$11.60	(1.10)*	$254,701	.95d,i*	.33d*	245e*
October 31, 2017	10.99	.15	.79	.94	—	—	—	—	—	11.93	8.55	151,075	1.91	1.29	559[e]
October 31, 2016	12.16	.16	(.48)	(.32)	(.71)	(.12)	(.02)	(.85)	—	10.99	(2.54)	186,452	1.94[d]	1.46[d]	578[e]
October 31, 2015	12.44	.10	.29	.39	(.10)	(.57)	—	(.67)	—	12.16	3.24	210,619	2.01	.85	563[e]
October 31, 2014	11.91	.11	.47	.58	(.05)	—	—	(.05)	—	12.44	4.91	160,682	1.99	.88	313[e]
October 31, 2013	11.60	.15	.16	.31	—	—	—	—	—	11.91	2.67	148,531	2.00	1.29	199[f]
Class M
April 30, 2018**	$12.06	.05	(.17)	(.12)	(.17)	(.06)	—	(.23)	—[h]	$11.71	(1.02)*	$9,554	.82d,i*	.46d*	245e*
October 31, 2017	11.08	.18	.80	.98	—	—	—	—	—	12.06	8.84	5,066	1.66	1.54	559[e]
October 31, 2016	12.25	.19	(.49)	(.30)	(.73)	(.12)	(.02)	(.87)	—	11.08	(2.30)	6,815	1.69[d]	1.70[d]	578[e]
October 31, 2015	12.52	.14	.29	.43	(.13)	(.57)	—	(.70)	—	12.25	3.55	7,146	1.76	1.10	563[e]
October 31, 2014	11.99	.14	.47	.61	(.08)	—	—	(.08)	—	12.52	5.12	5,286	1.74	1.12	313[e]
October 31, 2013	11.65	.18	.16	.34	—	—	—	—	—	11.99	2.92	4,535	1.75	1.53	199[f]
Class P
April 30, 2018**	$12.42	.11	(.18)	(.07)	(.28)	(.06)	—	(.34)	—[h]	$12.01	(.56)*	$216,644	.38d,i*	.93d*	245e*
October 31, 2017	11.31	.29	.82	1.11	—	—	—	—	—	12.42	9.81	89,518.78		2.41	559[e]
October 31, 2016†	11.25	.04	.02	.06	—	—	—	—	—	11.31	.53*	71,489	.14*	.39 *	578[e]
Class R
April 30, 2018**	$12.16	.07	(.17)	(.10)	(.23)	(.06)	—	(.29)	—[h]	$11.77	(.85)*	$5,278	.70d,i*	.56d*	245e*
October 31, 2017	11.15	.20	.81	1.01	—	—	—	—	—	12.16	9.06	4,597	1.41	1.73	559[e]
October 31, 2016	12.31	.22	(.49)	(.27)	(.75)	(.12)	(.02)	(.89)	—	11.15	(2.05)	1,861	1.44[d]	1.96[d]	578[e]
October 31, 2015	12.57	.17	.30	.47	(.16)	(.57)	—	(.73)	—	12.31	3.84	1,564	1.51	1.34	563[e]
October 31, 2014	12.04	.17	.48	.65	(.12)	—	—	(.12)	—	12.57	5.40	1,848	1.49	1.39	313[e]
October 31, 2013	11.68	.21	.15	.36	—[g]	—	—	—[g]	—	12.04	3.11	2,005	1.50	1.77	199[f]

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

86 Multi-Asset Absolute Return Fund	Multi-Asset Absolute Return Fund 87

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS							RATIOS AND SUPPLEMENTAL DATA
														Ratio of net
	Net asset	Net	Net realized			From							Ratio of	investment
	value,	investment	and unrealized	Total from	From	net realized			Non-recurring	Net asset	Total return	Net assets,	expenses	income (loss)
	beginning	income	gain (loss) on	investment	net investment	gain on	From	Total	reimburse-	value, end	at net asset	end of period	to average	to average	Portfolio
Period ended	of period	(loss) [a]	investments	operations	income	investments	return of capital	distributions	ments	of period	value (%) [b]	(in thousands)	net assets (%) [c]	net assets (%)	turnover (%)
Class R6
April 30, 2018**	$12.45	.11	(.18)	(.07)	(.28)	(.06)	—	(.34)	—[h]	$12.04	(.60)*	$15,372	.40d,i*	.87d*	245e*
October 31, 2017	11.35	.28	.82	1.10	—	—	—	—	—	12.45	9.69	9,071.82		2.37	559[e]
October 31, 2016	12.51	.29	(.49)	(.20)	(.82)	(.12)	(.02)	(.96)	—	11.35	(1.40)	7,817	.85[d]	2.54[d]	578[e]
October 31, 2015	12.77	.24	.30	.54	(.23)	(.57)	—	(.80)	—	12.51	4.39	8,237.93		1.93	563[e]
October 31, 2014	12.23	.24	.48	.72	(.18)	—	—	(.18)	—	12.77	5.97	6,678.91		1.96	313[e]
October 31, 2013	11.81	.25	.20	.45	(.03)	—	—	(.03)	—	12.23	3.79	6,500.92		2.09	199[f]
Class Y
April 30, 2018**	$12.40	.10	(.18)	(.08)	(.27)	(.06)	—	(.33)	—[h]	$11.99	(.68)*	$868,741	.45d,i*	.82d*	245e*
October 31, 2017	11.31	.27	.82	1.09	—	—	—	—	—	12.40	9.64	622,673.91		2.29	559[e]
October 31, 2016	12.47	.28	(.49)	(.21)	(.81)	(.12)	(.02)	(.95)	—	11.31	(1.48)	602,704	.94[d]	2.47[d]	578[e]
October 31, 2015	12.74	.23	.29	.52	(.22)	(.57)	—	(.79)	—	12.47	4.25	755,830	1.01	1.85	563[e]
October 31, 2014	12.20	.23	.49	.72	(.18)	—	—	(.18)	—	12.74	5.93	565,281.99		1.88	313[e]
October 31, 2013	11.81	.27	.16	.43	(.04)	—	—	(.04)	—	12.20	3.67	464,035	1.00	2.27	199[f]

* Not annualized.

** Unaudited.

† For the period August 31, 2016 (commencement of operations) to October 31, 2016.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waivers, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

	4/30/18	10/31/16
Class A	0.01%	<0.01%
Class B	0.01	<0.01
Class C	0.01	<0.01
Class M	0.01	<0.01
Class R	0.01	<0.01
Class P	0.01	—
Class R6	0.01	<0.01
Class Y	0.01	<0.01

e Portfolio turnover includes TBA purchase and sale commitments.

f Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %
October 31, 2013	463%

g Amount represents less than $0.01 per share.

h Reflects a non-recurring reimbursement pursuant to a settlement between the Securities and Exchange Commission (the SEC) and Barclay’s Capital Inc. which amounted to less than $0.01 per share outstanding on November 20, 2017.

i Includes one-time merger costs of 0.01%.

The accompanying notes are an integral part of these financial statements.

88 Multi-Asset Absolute Return Fund	Multi-Asset Absolute Return Fund 89

Notes to financial statements 4/30/18 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2017 through April 30, 2018.

Putnam Multi-Asset Absolute Return Fund (formerly known as Putnam Absolute Return 700 Fund) (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek positive total return. The fund is designed to pursue a consistent absolute return by combining two independent investment strategies—a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage-and asset-backed securities; below-investment-grade securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts (REITs). The alpha strategy involves the potential use of active trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, equities or equity-like investments. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed-income investments. Putnam Management may also take into account general market conditions when making investment decisions. The fund typically uses derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, to a significant extent for hedging purposes and to increase the fund’s exposure to the asset classes and strategies mentioned above, which may create investment leverage.

The fund offers class A, class B, class C, class M, class P, class R, class R6 and class Y shares. The fund registered class T shares in February 2017, however, as of the date of this report, class T shares had not commenced operations and are not available for purchase. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively. Class A shares generally are not subject to a contingent deferred sales charge, and class M, class P, class R, class R6 and class Y shares are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately ten years. Prior to April 1, 2018, class C shares did not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class P, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class P and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class P shares are only available to other Putnam funds and other accounts managed by Putnam Management or its affiliates. Class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these

90 Multi-Asset Absolute Return Fund

contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

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To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $330,208,827, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting

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from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to gain exposure to securities and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts

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are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

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Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as

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an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $201,947 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $24,178,050 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $17,958,023 and may include amounts related to unsettled agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, net of expenses, is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $127,778,976 and the value of securities loaned amounted to $124,447,564. Certain of these securities were sold prior to the close of the reporting period and are included in Receivable for investments sold on the Statement of assets and liabilities.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04%

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of the committed line of credit plus a $25,000 flat fee and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $2,057,443,175, resulting in gross unrealized appreciation and depreciation of $159,126,450 and $103,891,596, respectively, or net unrealized appreciation of $55,234,854.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Effective April 30, 2018, such annual rates may vary as follows:

0.880%	of the first $5 billion,	0.680%	of the next $50 billion,
0.830%	of the next $5 billion,	0.660%	of the next $50 billion,
0.780%	of the next $10 billion,	0.650%	of the next $100 billion and
0.730%	of the next $10 billion,	0.645%	of any excess thereafter.

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Prior to April 30, 2018, the annual rates were as follows:

1.030%	of the first $5 billion,	0.830%	of the next $50 billion,
0.980%	of the next $5 billion,	0.810%	of the next $50 billion,
0.930%	of the next $10 billion,	0.800%	of the next $100 billion and
0.880%	of the next $10 billion,	0.795%	of any excess thereafter.

Effective April 30, 2018, the applicable base fee is increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by Putnam Absolute Return 500 Fund’s class A shares for periods prior to April 30, 2018 and by the fund’s class A shares for periods thereafter) and the annualized performance of the ICE BofAML U.S. Treasury Bill Index plus 5.00% over the thirty-six month period then ended (the “performance period”). The maximum annualized performance adjustment rate is +/- 0.20%. Each month, the performance adjustment rate is multiplied by the fund’s combined average net assets (calculated as the combined average net assets of Putnam Absolute Return 500 Fund and the fund for periods prior to April 30, 2018 and as the fund’s average net assets for periods thereafter) over the performance period and the result is divided by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s combined average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Prior to April 30, 2018, the applicable base fee was increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease was calculated monthly based on a performance adjustment rate that was equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the ICE BofAML U.S. Treasury Bill Index plus 7.00% over the thirty-six month period then ended (the “performance period”). The maximum annualized performance adjustment rate was +/– 0.28%. Each month, the performance adjustment rate was multiplied by the fund’s average net assets over the performance period and the result was divided by twelve. The resulting dollar amount was added to, or subtracted from, the base fee for that month. The monthly base fee was determined based on the fund’s average net assets for the month, while the performance adjustment was determined based on the fund’s average net assets over the performance period of up to thirty-six months.

Effective April 30, 2018, the management contract also provides for a reduction of the management fee for the fund in any circumstance where the fee payable by the fund is higher than what the management fee would have been under the prior fee schedule in effect for the fund prior to the funds merger with Putnam Absolute Return 500 Fund on April 30, 2018 (the “Prior Management Contract”). Under those circumstances, Putnam Management has agreed to reduce its management fee to reflect the lower amount that would have been payable under the Prior Management Contract.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the base fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.431% of the fund’s average net assets before a decrease of $1,219,065 (0.108% of the fund’s average net assets) based on performance.

Putnam Management has contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through April 30, 2019 to the extent that the total expenses of the fund (before any applicable performance-based upward or downward adjustments to the fund’s management fee and excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investor servicing fees, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) would exceed an annual rate of 0.77% (prior to April 30, 2018 the annual rate was 0.97%) of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $170,953 as a result of this limit.

98 Multi-Asset Absolute Return Fund

Putnam Management has also contractually agreed, through February 28, 2019, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class P shares paid a monthly fee based on the average net assets of class P shares at an annual rate of 0.01%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$203,643	Class R	3,379
Class B	16,434	Class R6	2,588
Class C	112,746	Class Y	454,779
Class M	3,776	Total	$801,981
Class P	4,636

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $12,292 under the expense offset arrangements and by $3,828 under the brokerage/ service arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $773, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

Multi-Asset Absolute Return Fund 99

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$327,251
Class B	1.00%	1.00%	105,880
Class C	1.00%	1.00%	725,454
Class M	1.00%	0.75%	18,265
Class R	1.00%	0.50%	10,747
Total			$1,187,597

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $25,355 and $377 from the sale of class A and class M shares, respectively, and received $5,596 and $1,089 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $6 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$1,959,964,841	$2,036,890,036
U.S. government securities (Long-term)	—	—
Total	$1,959,964,841	$2,036,890,036

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

100 Multi-Asset Absolute Return Fund

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class A	Shares	Amount	Shares	Amount
Shares sold	3,871,453	$47,193,397	6,662,985	$78,981,723
Shares issued in connection with
reinvestment of distributions	479,555	5,855,364	—	—
Shares issued in connection with
the merger of Putnam Absolute
Return 500 Fund	17,779,438	212,492,735	—	—
	22,130,446	265,541,496	6,662,985	78,981,723
Shares repurchased	(5,140,203)	(61,680,800)	(13,401,527)	(157,292,382)
Net increase (decrease)	16,990,243	$203,860,696	(6,738,542)	$(78,310,659)

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class B	Shares	Amount	Shares	Amount
Shares sold	5,661	$67,448	52,292	$587,953
Shares issued in connection with
reinvestment of distributions	29,758	354,719	—	—
Shares issued in connection with
the merger of Putnam Absolute
Return 500 Fund	1,443,557	16,789,147	—	—
	1,478,976	17,211,314	52,292	587,953
Shares repurchased	(353,936)	(4,148,071)	(703,621)	(8,050,994)
Net increase (decrease)	1,125,040	$13,063,243	(651,329)	$(7,463,041)

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class C	Shares	Amount	Shares	Amount
Shares sold	557,045	$6,527,151	1,025,541	$11,731,595
Shares issued in connection with
reinvestment of distributions	196,981	2,340,134	—	—
Shares issued in connection with
the merger of Putnam Absolute
Return 500 Fund	10,266,383	119,068,479	—	—
	11,020,409	127,935,764	1,025,541	11,731,595
Shares repurchased	(1,719,312)	(20,061,757)	(5,324,580)	(60,500,675)
Net increase (decrease)	9,301,097	$107,874,007	(4,299,039)	$(48,769,080)

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class M	Shares	Amount	Shares	Amount
Shares sold	12,534	$148,393	61,457	$703,912
Shares issued in connection with
reinvestment of distributions	7,786	93,351	—	—
Shares issued in connection with
the merger of Putnam Absolute
Return 500 Fund	422,392	4,945,961	—	—
	442,712	5,187,705	61,457	703,912
Shares repurchased	(46,739)	(552,470)	(256,354)	(2,926,467)
Net increase (decrease)	395,973	$4,635,235	(194,897)	$(2,222,555)

Multi-Asset Absolute Return Fund 101

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class P	Shares	Amount	Shares	Amount
Shares sold	1,481,368	$18,003,247	3,217,875	$37,932,908
Shares issued in connection with
reinvestment of distributions	207,867	2,544,643	—	—
Shares issued in connection with
the merger of Putnam Absolute
Return 500 Fund	10,299,659	123,666,973	—	—
	11,988,894	144,214,863	3,217,875	37,932,908
Shares repurchased	(1,152,293)	(13,960,541)	(2,328,165)	(27,671,901)
Net increase	10,836,601	$130,254,322	889,710	$10,261,007

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class R	Shares	Amount	Shares	Amount
Shares sold	98,934	$1,171,339	227,417	$2,685,221
Shares issued in connection with
reinvestment of distributions	8,753	105,392	—	—
Shares issued in connection with
the merger of Putnam Absolute
Return 500 Fund	47,272	556,395	—	—
	154,959	1,833,126	227,417	2,685,221
Shares repurchased	(84,359)	(1,018,962)	(16,391)	(189,256)
Net increase	70,600	$814,164	211,026	$2,495,965

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class R6	Shares	Amount	Shares	Amount
Shares sold	371,964	$4,559,454	214,842	$2,537,265
Shares issued in connection with
reinvestment of distributions	20,734	254,821	—	—
Shares issued in connection with
the merger of Putnam Absolute
Return 500 Fund	338,196	4,073,606	—	—
	730,894	8,887,881	214,842	2,537,265
Shares repurchased	(182,943)	(2,224,776)	(175,224)	(2,055,858)
Net increase	547,951	$6,663,105	39,618	$481,407

	SIX MONTHS ENDED 4/30/18		YEAR ENDED 10/31/17
Class Y	Shares	Amount	Shares	Amount
Shares sold	11,232,989	$136,530,936	22,233,449	$262,398,665
Shares issued in connection with
reinvestment of distributions	1,198,701	14,672,099	—	—
Shares issued in connection with
the merger of Putnam Absolute
Return 500 Fund	29,488,830	353,680,177	—	—
	41,920,520	504,883,212	22,233,449	262,398,665
Shares repurchased	(19,701,731)	(236,354,987)	(25,300,130)	(295,737,612)
Net increase (decrease)	22,218,789	$268,528,225	(3,066,681)	$(33,338,947)

At the close of the reporting period, the Putnam RetirementReady Funds owned 11.5% of the outstanding shares of the fund.

102 Multi-Asset Absolute Return Fund

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 10/31/17	cost	proceeds	income	of 4/30/18
Short-term investments
Putnam Cash Collateral
Pool, LLC*	$60,230,600	$445,698,019	$378,149,643	$300,962	$127,778,976
Putnam Short Term
Investment Fund**	232,990,107	117,602,285	121,583,497	1,727,164	229,008,895
Total Short-term
investments	$293,220,707	$563,300,304	$499,733,140	$2,028,126	$356,787,871

* No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.

** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Acquisition of Putnam Absolute Return 500 Fund

On April 30, 2018, the fund issued 17,779,438, 1,443,557, 10,266,383, 422,392, 10,299,659, 47,272, 338,196 and 29,488,830 class A, class B, class C, class M, class P, class R, class R6 and class Y shares, respectively, for 19,848,370, 1,591,217, 11,333,896, 467,575, 11,491,803, 50,804, 377,544 and 32,879,869 class A, class B, class C, class M, class P ,class R, class R6 and class Y shares of Putnam Absolute Return 500 Fund to acquire that fund’s net assets in a tax-free exchange. The purpose of the transaction was to combine two Putnam funds with substantially similar investment strategies into a single Putnam fund with a larger asset base and therefore potentially lower expenses for fund shareholders. The investment portfolio of Putnam Absolute Return 500 Fund, with a fair value of $835,630,491 and an identified cost of $819,086,397 at April 27, 2018, was the principal asset acquired by the fund. The net assets of the fund and Putnam Absolute Return 500 Fund on April 27, 2018, were $1,036,464,779 and $835,273,473, respectively. On April 27, 2018, Putnam Absolute Return 500 Fund had distributions in excess of net investment income of $12,832,182, accumulated net realized loss of $16,635,928 and unrealized appreciation of $25,521,750. The aggregate net assets of the fund immediately following the acquisition were $1,871,738,252.

Multi-Asset Absolute Return Fund 103

Assuming the acquisition had been completed on November 1, 2017, the fund’s pro forma results of operations for the reporting period are as follows (Unaudited):

Net investment Income	$14,292,791
Net (loss) on investments	$(30,009,834)
Net (decrease) in net assets resulting from operations	$(15,717,043)

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Putnam Absolute Return 500 Fund that have been included in the fund’s Statement of operations for the current fiscal period.

Note 9: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$5,000,000
Purchased currency options (contract amount)	$158,000,000
Purchased swap option contracts (contract amount)	$183,500,000
Written equity option contracts (contract amount)	$2,500,000
Written currency options (contract amount)	$17,100,000
Written swap option contracts (contract amount)	$286,000,000
Futures contracts (number of contracts)	5,000
Forward currency contracts (contract amount)	$804,300,000
Centrally cleared interest rate swap contracts (notional)	$1,709,200,000
OTC total return swap contracts (notional)	$4,235,200,000
OTC credit default contracts (notional)	$164,800,000
Centrally cleared credit default contracts (notional)	$213,400,000
Warrants (number of warrants)	1,900,000

104 Multi-Asset Absolute Return Fund

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Payables, Net assets —
Credit contracts	Receivables	$6,293,021	Unrealized depreciation	$41,567,031*
Foreign exchange
contracts	Receivables	6,136,248	Payables	5,892,709
Investments,
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Equity contracts	appreciation	55,866,054*	Unrealized depreciation	30,294,442*
Investments,
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	10,175,030*	Unrealized depreciation	8,234,830 *
Total		$78,470,353		$85,989,012

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not
accounted for as
hedging				Forward
instruments under				currency
ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(2,950,489)	$(2,950,489)
Foreign exchange
contracts	—	(717,952)	—	(5,929,157)	—	(6,647,109)
Equity contracts	487,946	(6,467,896)	14,233,299	—	(4,299,270)	3,954,079
Interest
rate contracts	—	1,113,577	(13,420,322)	—	(3,387,679)	(15,694,424)
Total	$487,946	$(6,072,271)	$812,977	$(5,929,157)	$(10,637,438)	$(21,337,943)

Multi-Asset Absolute Return Fund 105

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not
accounted for as
hedging				Forward
instruments under				currency
ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$3,716,314	$3,716,314
Foreign exchange
contracts	—	214,106	—	1,557,921	—	1,772,027
Equity contracts	(698,619)	2,012,200	(12,119,000)	—	9,810,324	(995,095)
Interest rate
contracts	—	(1,714,915)	201,831	—	(673,924)	(2,187,008)
Total	$(698,619)	$511,391	$(11,917,169)	$1,557,921	$12,852,714	$2,306,238

106 Multi-Asset Absolute Return Fund

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Multi-Asset Absolute Return Fund 107

Note 10: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc.	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche BankAG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	RBC Capital Markets, LLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
Assets:
Centrally
cleared
interest
rate swap
contracts§	$—	$—	$—	$ 2,224,921	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$ 2,224,921
OTC Total
return swap
contracts*#	26,050,060	4,670	—	—	17,407,171	—	76,500	—	1,008,280	—	35,838	6,274	—	—	—	—	—	—	658,000	—	—	45,246,793
OTC Credit
default
contracts —
protection
sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit
default
contracts —
protection
purchased*#	—	—	—	—	—	151,969	2,082,572	—	1,713,058	—	—	2,003,782	—	—	341,640	—	—	—	—	—	—	6,293,021
Centrally
cleared
credit default
contracts§	—	—	—	66,857	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	66,857
Futures
contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	98,394	—	—	—	—	—	—	—	98,394
Forward
currency
contracts #	860,506	289,965	—	—	965,267	—	603,230	—	546,946	436,378	704,642	—	—	—	—	—	665,838	751,195	261,062	—	51,219	6,136,248
Forward
premium
swap option
contracts #	146,332	28,397	—	—	48,906	—	—	—	—	—	77,347	—	—	—	—	—	—	—	—	—	—	300,982
Purchased
swap
options **#	209,358	—	—	—	136,598	—	108,898	—	3,361	—	242,522	—	—	—	69,513	—	—	—	—	15	—	770,265
Purchased
options **#	1,308,219	—	—	—	2,720,145	—	—	—	—	—	2,997,803	—	—	—	—	—	—	—	—	—	—	7,026,167
Repurchase
agreements **	—	—	150,000,000	—	—	60,588,000	—	—	—	52,181,000	—	—	—	—	—	60,955,000	—	—	—	—	—	323,724,000
Total Assets	$28,574,475	$323,032	$150,000,000 $2,291,778		$21,278,087	$60,739,969	$2,871,200	$—	$3,271,645	$52,617,378	$4,058,152	$2,010,056	$—	$98,394	$411,153	$60,955,000	$665,838	$751,195	$919,062	$15	$51,219	$391,887,648

108 Multi-Asset Absolute Return Fund	Multi-Asset Absolute Return Fund 109

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc.	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche BankAG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	RBC Capital Markets, LLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
Liabilities:
Centrally
cleared
interest
rate swap
contracts§	$—	$—	$—	$1,407,708	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$1,407,708
OTC Total
return swap
contracts*#	—	124,512	—	—	10,872,287	—	335,191	4,861,595	6,720,075	—	2,557,193	71,839	—	—	—	—	—	—	—	—	—	25,542,692
OTC Credit
default
contracts —
protection
sold*#	52,746	169,537	—	—	—	1,357,328	5,603,673	—	3,012,116	—	—	6,215,499	1,865,877	—	385,142	—	—	—	—	—	—	18,661,918
OTC Credit
default
contracts —
protection
purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally
cleared
credit default
contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures
contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	456,916	—	—	—	—	—	—	—	456,916
Forward
currency
contracts #	646,496	310,069	—	—	498,840	—	459,509	—	1,142,475	236,948	842,996	—	—	—	—	—	252,801	785,743	515,749	—	201,083	5,892,709
Forward
premium
swap option
contracts #	128,710	34,856	—	—	46,684	—	—	—	4,590	—	57,688	—	—	—	—	—	—	—	—	—	—	272,528
Written swap
options #	187,939	68,937	—	—	318,133	—	119,885	—	19,856	—	266,718	—	—	—	74,329	—	—	—	—	8,360	—	1,064,157
Written
options #	7,216	—	—	—	21,779	—	—	67,458	—	—	—	—	—	—	—	—	—	—	—	—	—	96,453
Reverse
repurchase
agreements	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total
Liabilities	$1,023,107	$707,911	$—	$1,407,708	$11,757,723	$1,357,328	$6,518,258	$4,929,053	$10,899,112	$236,948	$3,724,595	$6,287,338	$1,865,877	$456,916	$459,471	$—	$252,801	$785,743	$515,749	$8,360	$201,083	$53,395,081
Total
Financial
and
Derivative
Net Assets	$27,551,368	$(384,879) $150,000,000		$884,070	$9,520,364	$59,382,641	$(3,647,058)	$(4,929,053)	$(7,627,467)	$52,380,430	$333,557	$(4,277,282)	$(1,865,877)	$(358,522)	$(48,318)	$60,955,000	$413,037	$(34,548)	$403,313	$(8,345)	$(149,864) $338,492,567

110 Multi-Asset Absolute Return Fund	Multi-Asset Absolute Return Fund 111

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc.	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	RBC Capital Markets, LLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
Total
collateral
received
(pledged)†##	$27,551,368	$(384,879)	$150,000,000	$—	$9,020,000	$59,382,641	$1,530,000	$(4,929,053)	$(3,364,809)	$52,380,430	$(1,483,406)	$(4,277,282)	$(1,865,877)	$—	$—	$60,955,000	$300,000	$(34,548)	$201,947	$—	$—
Net amount	$—	$—	$—	$884,070	$500,364	$—	$(5,177,058)	$—	$(4,262,658)	$—	$1,816,963	$—	$—	$(358,522)	$(48,318)	$—	$113,037	$—	$201,366	$(8,345)	$(149,864)
Controlled
collateral
received
(including TBA
commit-
ments)**	$29,011,389	$—	$—	$—	$9,020,000	$—	$1,530,000	$—	$—	$162,930	$—	$—	$—	$—	$—	$—	$300,000	$—	$—	$—	$—	$40,024,319
Uncontrolled
collateral
received	$—	$—	$153,007,245	$—	$—	$61,799,769	$—	$—	$—	$53,224,742	$—	$—	$—	$—	$—	$62,177,071	$—	$—	$201,947	$—	$—	$330,410,774
Collateral
(pledged)
(including TBA
commit-
ments)**	$—	$(424,402)	$—	$—	$—	$(1,239,084)	$—	$(5,081,251)	$(3,364,809)	$—	$(1,483,406)	$(4,390,954)	$(1,902,239)	$—	$—	$—	$—	$(71,878)	$—	$—	$—	$(17,958,023)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $11,037,036 and $32,554,154, respectively.

Note 11: New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

112 Multi-Asset Absolute Return Fund	Multi-Asset Absolute Return Fund 113

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Value
Capital Opportunities Fund	Convertible Securities Fund
Capital Spectrum Fund	Equity Income Fund
Emerging Markets Equity Fund	International Value Fund
Equity Spectrum Fund	Small Cap Value Fund
Europe Equity Fund
Global Equity Fund	Income
International Capital Opportunities Fund	Diversified Income Trust
International Equity Fund	Emerging Markets Income Fund
Investors Fund	Floating Rate Income Fund
Low Volatility Equity Fund	Global Income Trust
Multi-Cap Core Fund	Government Money Market Fund*
Research Fund	High Yield Fund
Income Fund
Global Sector	Money Market Fund†
Global Consumer Fund	Mortgage Securities Fund
Global Financials Fund	Short Duration Income Fund
Global Health Care Fund
Global Industrials Fund	Tax-free Income
Global Natural Resources Fund	AMT-Free Municipal Fund
Global Sector Fund	Intermediate-Term Municipal Income Fund
Global Technology Fund	Short-Term Municipal Income Fund
Global Telecommunications Fund	Tax Exempt Income Fund
Global Utilities Fund	Tax-Free High Yield Fund

Growth	State tax-free income funds‡ :
Growth Opportunities Fund	California, Massachusetts, Minnesota,
International Growth Fund	New Jersey, New York, Ohio, and Pennsylvania.
Small Cap Growth Fund
Sustainable Future Fund
Sustainable Leaders Fund

114 Multi-Asset Absolute Return Fund

Absolute Return	Asset Allocation
Absolute Return 100 Fund®	Dynamic Risk Allocation Fund
Fixed Income Absolute Return Fund	George Putnam Balanced Fund
Multi-Asset Absolute Return Fund
Dynamic Asset Allocation Balanced Fund
Putnam PanAgora**	Dynamic Asset Allocation Conservative Fund
Putnam PanAgora Managed Futures Strategy	Dynamic Asset Allocation Growth Fund
Putnam PanAgora Market Neutral Fund
Putnam PanAgora Risk Parity Fund	Retirement Income Fund Lifestyle 1

RetirementReady® 2060 Fund
RetirementReady® 2055 Fund
RetirementReady® 2050 Fund
RetirementReady® 2045 Fund
RetirementReady® 2040 Fund
RetirementReady® 2035 Fund
RetirementReady® 2030 Fund
RetirementReady® 2025 Fund
RetirementReady® 2020 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

** Sub-advised by PanAgora Asset Management.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Multi-Asset Absolute Return Fund 115

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

116 Multi-Asset Absolute Return Fund

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Jameson A. Baxter, Chair	Vice President, Treasurer,
Management, LLC	Kenneth R. Leibler, Vice Chair	and Clerk
One Post Office Square	Liaquat Ahamed
Boston, MA 02109	Ravi Akhoury	Janet C. Smith
	Barbara M. Baumann	Vice President,
Investment Sub-Advisors	Katinka Domotorffy	Principal Financial Officer,
Putnam Investments Limited	Catharine Bond Hill	Principal Accounting Officer,
16 St James’s Street	Paul L. Joskow	and Assistant Treasurer
London, England SW1A 1ER	Robert E. Patterson
	George Putnam, III	Susan G. Malloy
The Putnam Advisory	Robert L. Reynolds	Vice President and
Company, LLC	Manoj P. Singh	Assistant Treasurer
One Post Office Square
Boston, MA 02109	Officers	Mark C. Trenchard
	Robert L. Reynolds	Vice President and
Marketing Services	President	BSA Compliance Officer
Putnam Retail Management
One Post Office Square	Jonathan S. Horwitz	Nancy E. Florek
Boston, MA 02109	Executive Vice President,	Vice President, Director of
	Principal Executive Officer,	Proxy Voting and Corporate
Custodian	and Compliance Liaison	Governance, Assistant Clerk,
State Street Bank		and Assistant Treasurer
and Trust Company	Robert T. Burns
Vice President and
Legal Counsel	Chief Legal Officer	Denere P. Poulack
Ropes & Gray LLP		Assistant Vice President, Assistant
	James F. Clark	Clerk, and Assistant Treasurer
Vice President and
Chief Compliance Officer

This report is for the information of shareholders of Putnam Multi-Asset Absolute Return Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

1-800-225-1581
putnam.com

Electronic service requested

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Go paperless: Log on to putnam.com or scan this code to update your mailing options.

SA107 311192 6/18

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: June 29, 2018